UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2006

Item 1. Reports to Stockholders

Fidelity®

AMT Tax-Free Money

Fund

Annual Report

August 31, 2006

(2_fidelity_logos)(Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year, and performance information.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Actual	$ 1,000.00	$ 1,016.21	$ 1.68
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.54	$ 1.68

* Expenses are equal to the Fund's annualized expense ratio of .33%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 8/31/06	% of fund's investments 2/28/06	% of fund's investments 8/31/05
0 - 30	94.4	86.3	94.8
31 - 90	0.8	6.5	1.5
91 - 180	2.1	2.1	0.2
181 - 397	2.7	5.1	3.5
Weighted Average Maturity
	8/31/06	2/28/06	8/31/05
Fidelity AMT Tax-Free Money Fund	16 Days	25 Days	19 Days
All Tax-Free Money Market Funds Average*	25 Days	24 Days	28 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2006	As of February 28, 2006
Variable Rate Demand Notes (VRDNs) 85.6%	Variable Rate Demand Notes (VRDNs) 70.7%
Commercial Paper (including CP Mode) 5.7%	Commercial Paper (including CP Mode) 14.3%
Tender Bonds 0.5%	Tender Bonds 2.7%
Municipal Notes 3.1%	Municipal Notes 4.5%
Fidelity Tax-Free Cash Central Fund 2.7%	Fidelity Tax-Free Cash Central Fund 2.5%
Other Investments 0.9%	Other Investments 0.8%
Net Other Assets 1.5%	Net Other Assets 4.5%

Current and Historical Seven-Day Yields

	8/28/06	5/29/06	2/27/06	11/28/05	8/29/05
Fidelity AMT Tax-Free Money Fund	3.33%	3.24%	2.85%	2.75%	2.22%

If Fidelity had not reimbursed certain fund expenses	3.24%	3.15%	2.71%	2.65%	2.13%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments August 31, 2006

Showing Percentage of Net Assets

Municipal Securities - 98.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 2.2%
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 3.44% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	$ 30,110	$ 30,110
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 3.44%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	788	788
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 3.46%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	2,625	2,625
Huntsville Health Care Auth. Rev. Series 1998, 3.44%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	5,290	5,290
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 3.4%, LOC Wachovia Bank NA, VRDN (b)	7,500	7,500
Morgan County-Decatur Health Care Auth. Hosp. Rev. Participating VRDN Series PT 947, 3.45% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	26,065	26,065
		72,378
Alaska - 2.5%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 3.51% (Liquidity Facility Bank of America NA) (b)(d)	6,750	6,750
Series DB 162, 3.44% (Liquidity Facility Deutsche Bank AG) (b)(d)	9,960	9,960
Anchorage Gen. Oblig. Participating VRDN Series PT 2561, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,945	6,945
Anchorage Lease Rev. Participating VRDN Series PT 2657, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,010	9,010
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.) Series B, 3.6%, VRDN (b)	52,000	52,000
		84,665
Arizona - 3.3%
Apache County Indl. Dev. Auth. (Tucson Elec. Pwr. Co. Springerville Proj.) Series 1985 A, 3.45%, LOC Cr. Suisse Group, VRDN (b)	5,000	5,000
Arizona Salt River Proj. Agric. Impt. & Pwr. District Rev. Participating VRDN Series EGL 02 301 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(d)	8,495	8,495
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series Putters 1298, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,110	13,110
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Arizona School Facilities Board State School Impt. Rev. Participating VRDN Series MS 00 497, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	$ 6,618	$ 6,618
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,500	3,500
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series EGL 03 28 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(d)	2,600	2,600
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(d)	7,900	7,900
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN Series SG 03 160, 3.44% (Liquidity Facility Societe Generale) (b)(d)	44,500	44,500
Series 1997 A, 3.65% 9/5/06, CP	3,340	3,340
Series 1997 B, 3.7% 9/8/06, CP	2,800	2,800
Series C, 3.48% 9/8/06, CP	6,800	6,800
Scottsdale Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 578, 3.46% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,800	4,800
		109,463
Colorado - 1.7%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 3.65%, LOC JPMorgan Chase Bank, VRDN (b)	1,345	1,345
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District Participating VRDN Series PT 2174, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,660	4,660
Colorado Dept. of Trans. Rev. Participating VRDN Series PT 1955, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,650	10,650
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	2,400	2,400
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 3.58%, LOC JPMorgan Chase Bank, VRDN (b)	4,500	4,500
Colorado Hsg. Fin. Auth. Single (Co. SF Mortgage Proj. 10/1/01) Series ADG 1B2, 3.44% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	4,000	4,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Participating VRDN: - continued
Series MS 1064, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	$ 1,945	$ 1,945
Series PZ 46, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,905	1,905
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	6,345	6,345
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.45%, VRDN (b)	16,200	16,200
		57,950
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Participating VRDN Series Putters 214, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,995	4,995
District of Columbia Rev.:
Participating VRDN Series PZ 74, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,120	6,120
(Defenders of Wildlife Proj.) 3.46%, LOC Bank of America NA, VRDN (b)	2,400	2,400
		13,515
Florida - 5.4%
Broward County Arpt. Sys. Rev. Participating VRDN Series PT 2417, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,285	5,285
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series MSDW 00 374, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	13,665	13,665
Series ROC RR II 6087, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,400	3,400
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series PT 1687, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,760	16,760
Series Putters 222, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,500	6,500
Florida Board of Ed. Pub. Ed. Participating VRDN Series ROC II R482, 3.45% (Liquidity Facility Citibank NA) (b)(d)	8,900	8,900
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series Floaters 722, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	10,780	10,780
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series MS 06 1450, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Participating VRDN Series MS 00 317, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	$ 1,100	$ 1,100
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	6,800	6,800
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 3.44% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	4,755	4,755
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.45% (Liquidity Facility Societe Generale) (b)(d)	1,920	1,920
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 3.44%, VRDN (b)	7,000	7,000
Jacksonville Elec. Auth. Rev. Bonds Series F, 3.55% tender 9/5/06 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	10,000	10,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 3.64%, VRDN (b)	11,200	11,200
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1995 A, 3.62%, VRDN (b)	5,000	5,000
Miami-Dade County Cap. Asset Acquisition Participating VRDN Series TOC 05 Z12, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	3,595	3,595
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series PT 845, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,400	6,400
Orange County School Board Ctfs. of Prtn. Participating VRDN:
Series ROC II R 2182, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,545	7,545
Series ROC II R7020, 3.45% (Liquidity Facility Citibank NA) (b)(d)	5,780	5,780
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Emerald Bay Club Apts. Proj.) 3.44%, LOC Wachovia Bank NA, VRDN (b)	6,500	6,500
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series ROC II R 607PB, 3.47% (Liquidity Facility Deutsche Postbank AG) (b)(d)	3,940	3,940
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 S, 3.52% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	2,875	2,875
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Sunshine State Govt. Fing. Commission Rev.:
Series D, 3.6% 9/7/06 (FGIC Insured) (CIFG North America Insured) (AMBAC Insured), CP	$ 3,000	$ 3,000
Series I, 3.65% 9/8/06 (CIFG North America Insured) (AMBAC Insured), CP	15,000	15,000
Univ. of North Florida Foundation, Inc. Rev. 3.44%, LOC Wachovia Bank NA, VRDN (b)	2,000	2,000
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Putters 970, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,185	4,185
		178,885
Georgia - 3.6%
Atlanta Arpt. Rev. Series 2005 B2, 3.62% 9/6/06, LOC Bayerische Landesbank (UNGTD), LOC Cr. Agricole SA, CP	26,130	26,130
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series MS 06 1355, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	2,080	2,080
Series MS 1273, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	7,700	7,700
Series Putters 513, 3.45% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	14,080	14,080
Series SGA 145, 3.47% (Liquidity Facility Societe Generale) (b)(d)	6,000	6,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Proj.) Series 1998 B, 3.62% tender 9/8/06 (AMBAC Insured) (Liquidity Facility Rabobank Nederland Coop. Central), CP mode	10,500	10,500
Cobb County Dev. Auth. Univ. Facilities Rev. Participating VRDN Series Putters 580, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,265	3,265
DeKalb County Wtr. & Swr. Rev. Participating VRDN Series GS 06 17, 3.45% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	8,500	8,500
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)	16,000	16,000
Georgia Gen. Oblig. Participating VRDN Series ROC RR II R 601, 3.45% (Liquidity Facility Citibank NA) (b)(d)	2,600	2,600
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series SG 40, 3.44% (Liquidity Facility Societe Generale) (b)(d)	14,610	14,610
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Georgia Road & Thruway Auth. Rev. Participating VRDN Series PT 2019, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,010	$ 5,010
Metropolitan Atlanta Rapid Transit Series B, 3.48% 9/8/06, LOC Dexia Cr. Local de France, CP	2,500	2,500
		118,975
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series GS 06 4G, 3.47% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	8,000	8,000
Illinois - 11.4%
Chicago Board of Ed. Participating VRDN:
Series AAB 03 16, 3.44% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	9,995	9,995
Series BA 96 BB, 3.51% (Liquidity Facility Bank of America NA) (b)(d)	11,100	11,100
Series Putters 199, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,610	10,610
Series SGA 98, 3.47% (Liquidity Facility Societe Generale) (b)(d)	7,820	7,820
Chicago Gen. Oblig. Participating VRDN:
Series Merlots 00 A12, 3.45% (Liquidity Facility Bank of New York, New York) (b)(d)	2,715	2,715
Series TOC 05 Z10, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	3,160	3,160
Chicago Midway Arpt. Rev. Participating VRDN Series Putters 229, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,680	5,680
Chicago O'Hare Intl. Arpt. Rev. Participating VRDN Series MSTC 7016 Class A, 3.44% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	15,500	15,500
Chicago Park District Participating VRDN Series Putters 521, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,670	5,670
Chicago Wastewtr. Transmission Rev. Participating VRDN:
Series MACN 06 O, 3.45% (Liquidity Facility Bank of America NA) (b)(d)	2,380	2,380
Series PT 2312, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,670	7,670
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.45% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,600	4,600
Series Merlots 97 V, 3.45% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,660	4,660
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3.46% (Liquidity Facility Citibank NA) (b)(d)	$ 16,850	$ 16,850
Series Putters 1269, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,670	2,670
Series Putters 1273, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,875	1,875
Series Putters 1313, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,700	2,700
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series PA 1166, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,805	10,805
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 3.45% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,535	4,535
Illinois Fin. Auth. Rev.:
Participating VRDN Series ROC II R6015, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,955	4,955
(Central DuPage Hosp. Proj.) Series 2004 C, 3.45%, VRDN (b)	24,700	24,700
(Clare Oaks Proj.) Series C, 3.43%, LOC Banco Santander Central Hispano SA, VRDN (b)	11,300	11,300
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1304, 3.46% (Liquidity Facility Citibank NA) (b)(d)	2,600	2,600
Series EGL 01 1307, 3.46% (Liquidity Facility Citibank NA) (b)(d)	10,675	10,675
Series Putters 133, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	19,405	19,405
Series Putters 568, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,295	6,295
Series Putters 660, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,495	1,495
Illinois Health Facilities Auth. Rev.:
Bonds (Evanston Hosp. Corp. Proj.) Series 1992, 3.75% tender 10/12/06, CP mode	10,000	10,000
Participating VRDN:
Series PA 1217, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,375	6,375
Series PT 763, 3.45% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	20,195	20,195
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.49% (Liquidity Facility Bank of America NA) (b)(d)	7,045	7,045
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series BA 04 A, 3.45% (Liquidity Facility Bank of America NA) (b)(d)	$ 3,335	$ 3,335
Series EGL 01 1306, 3.46% (Liquidity Facility Citibank NA) (b)(d)	19,275	19,275
Series GS 06 40TP, 3.45% (Liquidity Facility Wells Fargo & Co.) (b)(d)	4,795	4,795
Series MACN 06 Q, 3.45% (Liquidity Facility Bank of America NA) (b)(d)	2,600	2,600
Series MSTC 9044, 3.47% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,355	7,355
Illinois Sales Tax Rev. Participating VRDN Series ROC II R4516, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,465	4,465
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series PT 3182, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,575	10,575
Series Putters 3479, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	17,000	17,000
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300 Carpentersville Participating VRDN Series EGL 00 1310, 3.46% (Liquidity Facility Citibank NA) (b)(d)	14,850	14,850
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,029	2,029
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series EGL 02 6001 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(d)	5,400	5,400
Series EGL 2004 30, Class A, 3.46% (Liquidity Facility Citibank NA) (b)(d)	4,000	4,000
Series PZ 62, 3.48% (Liquidity Facility BNP Paribas SA) (b)(d)	2,820	2,820
Schaumburg Village Gen. Oblig. Participating VRDN Series MS 06 1346, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	2,500	2,500
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN Series SG 65, 3.44% (Liquidity Facility Societe Generale) (b)(d)	5,705	5,705
Will County Cmnty. Unit School District #201 Participating VRDN Series PZ 79, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,320	11,320
Will County Illinois Participating VRDN Series PT 2542, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,295	6,295
		380,354
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - 2.9%
Aurora School Bldg. Corp. Participating VRDN Series Putters 642, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 5,380	$ 5,380
Benton School Impt. Bldg. Corp. Participating VRDN Series Putters 903, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,300	7,300
Clark Pleasant Cmnty. School Bldg. Corp. Participating VRDN Series PT 3103, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,980	5,980
Columbus Repair and Renovation School Bldg. Corp. Participating VRDN Series Putters 1079 B, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,145	6,145
Dyer Redev. Auth. Econ. Dev. Lease Rent Participating VRDN Series DB 139, 3.44% (Liquidity Facility Deutsche Bank AG) (b)(d)	7,420	7,420
Indiana Bond Bank RAN 4.5% 2/1/07, LOC Bank of New York, New York	15,950	16,026
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 3.47% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	13,350	13,350
Indiana Health Facilities Fing. Auth. Hosp. Rev. Participating VRDN Series MACN 05 F, 3.45% (Liquidity Facility Bank of America NA) (b)(d)	5,000	5,000
Indianapolis Arpt. Auth. Rev. Participating VRDN Series SGA 31, 3.47% (Liquidity Facility Societe Generale) (b)(d)	7,435	7,435
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series TOC 06 Z7, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	4,080	4,080
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) 3.41%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Plainfield Cmnty. High School Bldg. Corp. Participating VRDN Series DB 194, 3.44% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,245	5,245
Saint Joseph County Health Care Facilities (South Bend Med. Foundation Prog.) Series 2000, 3.47%, LOC Nat'l. City Bank, Indiana, VRDN (b)	3,000	3,000
Sunman-Dearborn High School Bldg. Corp. Participating VRDN Series Putters 671, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,965	4,965
		96,326
Iowa - 0.1%
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 3.41% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Northern Trust Co., Chicago), VRDN (b)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kansas - 0.2%
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series EGL 04 38, Class A, 3.46% (Liquidity Facility Citibank NA) (b)(d)	$ 4,735	$ 4,735
Kentucky - 0.9%
Danville Multi-City Lease Rev. Bonds (Kentucky League Cities Fdg. Trust Proj.) 3.56% tender 9/5/06, LOC Fifth Third Bank, Cincinnati, CP mode	8,800	8,800
Kentucky Econ. Dev. Fin. Auth. Hosp. (Highlands Reg'l. Med. Ctr. Proj.) Series 1998 A, 3.51%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,370	4,370
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series MT 272, 3.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	3,195	3,195
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 3.44% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,800	8,800
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.52% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	4,150	4,150
		29,315
Louisiana - 0.8%
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series Putters 1025Z, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,495	7,495
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 91, 3.73% tender 9/12/06, CP mode	11,300	11,300
(Dow Chemical Co. Proj.) Series 1994 B, 3.69%, VRDN (b)	9,000	9,000
		27,795
Maine - 0.8%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series Piper 06 A, 3.46% (Liquidity Facility Bank of New York, New York) (b)(d)	6,555	6,555
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series PT 3285, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,750	3,750
Maine Hsg. Auth. Mtg. Purchase Rev. Series 2003 E1, 3.41% (AMBAC Insured), VRDN (b)	6,200	6,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series DB 107, 3.44% (Liquidity Facility Deutsche Bank AG) (b)(d)	$ 5,180	$ 5,180
Series ROC RR II R 9005, 3.47% (Liquidity Facility Deutsche Postbank AG) (b)(d)	3,225	3,225
		24,910
Maryland - 1.2%
Baltimore Convention Ctr. Hotel Rev. Participating VRDN Series Putters 1251, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,115	6,115
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	660	660
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Univ. Issue Proj.) Series A, 3.39%, VRDN (b)	7,800	7,800
(Kennedy Krieger Institute Proj.) Series D, 3.46%, LOC Manufacturers & Traders Trust Co., VRDN (b)	5,129	5,129
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Bonds Series 2005 E, 4.5% 12/29/06	17,000	17,062
Ocean City Rev. (Harrison Inn 58 LP Proj.) 3.66%, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,135	3,135
		39,901
Massachusetts - 0.1%
Haverhill Gen. Oblig. BAN 4.5% 3/30/07	3,860	3,879
Michigan - 3.7%
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 3.46%, LOC Northern Trust Co., Chicago, VRDN (b)	4,900	4,900
Detroit City School District Participating VRDN Series Putters 388, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,490	3,490
Detroit Swr. Disp. Rev. Participating VRDN Series AAB 05 3, 3.45% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	14,420	14,420
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 3.46% (Liquidity Facility Citibank NA) (b)(d)	3,900	3,900
Hudsonville Pub. Schools Participating VRDN Series Putters 897, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,740	5,740
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2005 IIA, 3.42%, LOC DEPFA BANK PLC, VRDN (b)	57,700	57,700
Michigan Gen. Oblig. Bonds Series 2005 C, 3.65% tender 10/16/06 (Liquidity Facility DEPFA BANK PLC), CP mode	3,200	3,200
Michigan Hosp. Fin. Auth. Hosp. Rev. (Henry Ford Health Sys. Proj.) Series B, 3.4%, LOC Landesbank Hessen-Thuringen, VRDN (b)	6,100	6,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev. (Holland Home Oblig. Group Proj.) 3.44%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	$ 8,940	$ 8,940
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 3.46%, LOC KBC Bank NV, VRDN (b)	4,400	4,400
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Participating VRDN Series Merlots A96, 3.45% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,700	5,700
		123,490
Minnesota - 0.5%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 120, 3.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	2,600	2,600
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 3.45% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,795	3,795
Minnesota Gen. Oblig. Participating VRDN Series MS 01 719, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	7,300	7,300
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Participating VRDN Series Floaters 1467, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	3,585	3,585
		17,280
Mississippi - 1.1%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Putters 667, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,875	3,875
Mississippi Gen. Oblig.:
Participating VRDN:
Series EGL 02 6018 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(d)	4,000	4,000
Series EGL 99 2401, 3.46% (Liquidity Facility Citibank NA) (b)(d)	3,600	3,600
Series Putters 138, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,940	7,940
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mississippi - continued
Mississippi Gen. Oblig.: - continued
Series 2003 E, 3.46% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	$ 11,000	$ 11,000
Univ. of Mississippi Edl. Bldg. Corp. Rev. (Campus Impt. Proj.) Series 2000 A, 3.44% (MBIA Insured), VRDN (b)	7,300	7,300
		37,715
Missouri - 0.3%
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series PA 1049, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,110	5,110
Missouri Highways & Trans. Commission Participating VRDN Series 7015 Class A, 3.44% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	5,000	5,000
		10,110
Nebraska - 0.8%
Nebraska Pub. Pwr. District Rev. Participating VRDN Series EGL 04 14 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(d)	3,200	3,200
Omaha Convention Hotel Corp. Participating VRDN Series PA 1078, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995	4,995
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 3.46% (Liquidity Facility Citibank NA) (b)(d)	8,265	8,265
Omaha Pub. Pwr. District Participating VRDN Series Solar 06 25, 3.44% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	9,000	9,000
		25,460
Nevada - 1.1%
Clark County Gen. Oblig. Participating VRDN:
Series AAB 01 25, 3.46% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	19,505	19,505
Series CRVS 06 5, 3.45% (Liquidity Facility BNP Paribas SA) (b)(d)	5,235	5,235
Series ROC II R1035, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,960	2,960
Las Vegas Valley Wtr. District Participating VRDN Series Putters 1303, 3.47% (Liquidity Facility Deutsche Postbank AG) (b)(d)	3,495	3,495
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 3.44% (Liquidity Facility Societe Generale) (b)(d)	6,000	6,000
		37,195
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - 0.6%
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PZ 111, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 4,100	$ 4,100
Series PZ 116, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,300	16,300
		20,400
New Mexico - 0.4%
Hurly Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 3.6%, VRDN (b)	8,580	8,580
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Putters 953, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,465	5,465
		14,045
New York - 0.5%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series EGL 04 27 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(d)	8,485	8,485
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN Series Solar 06 4, 3.42% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	9,380	9,380
		17,865
Non State Specific - 1.3%
Reset Optional Ctfs. Trust II-R Participating VRDN:
Series ROC II R8003MS, 3.51% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,300	6,300
Series ROC II R8006JD, 3.51% (Liquidity Facility Citigroup, Inc.) (b)(d)	11,400	11,400
Series ROC II R8008FA, 3.51% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,015	4,015
Series ROC II R8011MN, 3.51% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,350	6,350
Series ROC II R8014FA, 3.51% (Liquidity Facility Citigroup, Inc.) (b)(d)	14,830	14,830
		42,895
North Carolina - 1.8%
Charlotte Wtr. & Swr. Sys. Rev. Series B, 3.38% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	6,300	6,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 12 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(d)	$ 12,000	$ 12,000
Series EGL 7050060 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(d)	15,600	15,600
Series MS 06 1338, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	2,600	2,600
North Carolina Gen. Oblig. Participating VRDN Series PT 2206, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,960	7,960
Univ. of North Carolina at Chapel Hill Rev.:
Participating VRDN Series MS 1287, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	7,815	7,815
3.68% 9/12/06, CP	6,300	6,300
		58,575
Ohio - 2.0%
Cincinnati City School District Participating VRDN Series EGL 04 34 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(d)	6,000	6,000
Cleveland Arpt. Sys. Rev. Participating VRDN Series SGA 126, 3.46% (Liquidity Facility Societe Generale) (b)(d)	10,685	10,685
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 3.46%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,580	5,580
Montgomery County Hosp. Rev. Participating VRDN Series MT 236, 3.44% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	9,340	9,340
Montgomery County Health Care & Multi-family Hsg. Facilities Rev. (Franciscan St. Leonard Proj.) 3.46%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	14,875	14,875
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 3.48%, LOC JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati, VRDN (b)	15,400	15,400
Univ. of Cincinnati Gen. Receipts BAN Series D, 4.75% 7/6/07	5,000	5,038
		66,918
Oklahoma - 0.3%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.43% (AMBAC Insured), VRDN (b)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - 1.2%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series ROC II R7017, 3.45% (Liquidity Facility Citibank NA) (b)(d)	$ 3,030	$ 3,030
Oregon Homeowner Rev. Participating VRDN Series MT 229, 3.46% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	9,930	9,930
Portland Swr. Sys. Rev. Participating VRDN:
Series MS 00 386, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	10,800	10,800
Series PT 2435, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,195	4,195
Umatilla County School District #8R Hermiston Participating VRDN Series Putters 259, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,945	5,945
Washington, Multnomah & Yamhill County School District #1J Participating VRDN Series Putters 171, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,410	5,410
		39,310
Pennsylvania - 3.1%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series PT 762, 3.44% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	5,520	5,520
Series Putters 1281, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,800	3,800
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 3.52%, VRDN (b)	8,600	8,600
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 3.63%, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,800	3,800
Geisinger Auth. Health Sys. Rev. (Geisinger Health Sys. Proj.) Series B, 3.58% (Liquidity Facility Wachovia Bank NA), VRDN (b)	20,800	20,800
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 3.45%, LOC Bank of New York, New York, VRDN (b)	4,700	4,700
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 1382, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,620	3,620
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series MS 00 1412, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	3,740	3,740
(King's College Proj.) Series 2002 J3, 3.43%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,700	4,700
Philadelphia Gas Works Rev. Participating VRDN Series MS 06 1312, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	5,400	5,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series SG 158, 3.44% (Liquidity Facility Societe Generale) (b)(d)	$ 10,225	$ 10,225
Reading School District Participating VRDN Series TOC 06 Z18, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	9,280	9,280
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran Village Proj.) 3.63%, LOC Manufacturers & Traders Trust Co., VRDN (b)	5,300	5,300
Temple Univ. of the Commonwealth Sys. of Higher Ed. RAN 5% 4/26/07	12,150	12,250
		101,735
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
Participating VRDN Series PT 2253, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,730	3,730
(Care New England Proj.) Series 2002 A, 3.58%, LOC Bank of America NA, VRDN (b)	5,200	5,200
		8,930
South Carolina - 2.2%
Charleston Wtrwks. & Swr. Rev. Series 2006 B, 3.41% (Liquidity Facility Wachovia Bank NA), VRDN (b)	14,080	14,080
Chesterfield County School District Participating VRDN Series PT 02 1453, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,415	6,415
Greenville County School District Installment Purp. Rev. Participating VRDN Series MS 06 1365, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	3,810	3,810
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.69%, VRDN (b)	3,700	3,700
Piedmont Muni. Pwr. Agcy. Elec. Rev. Participating VRDN Series MSTC 257, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,795	7,795
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Stars 158, 3.44% (Liquidity Facility BNP Paribas SA) (b)(d)	3,000	3,000
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series PT 2305, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,815	7,815
Series PT 2306, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,300	10,300
Series Putters 316, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,470	2,470
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN: - continued
Series Putters 590, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 2,640	$ 2,640
Western Carolina Reg'l. Swr. Auth. Swr. Sys. Rev. Participating VRDN Series Floaters 01 606, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	6,550	6,550
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.92% tender 10/5/06, CP mode	5,700	5,700
		74,275
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters PT 1406, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,175	6,175
Tennessee - 2.1%
Elizabethton Health & Edl. Facilities Board Rev. Participating VRDN Series PT 894, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995	4,995
Metropolitan Govt. Nashville & Davidson County District Energy Sys. Rev. Participating VRDN Series ROC II R2072, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,105	2,105
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. 3.58%, LOC Bank of America NA, VRDN (b)	20,500	20,500
Sevier County Pub. Bldg. Auth. Rev. Series 6A1, 3.6% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	17,300	17,300
Shelby County Gen. Oblig. Participating VRDN Series EGL 01 4201, 3.46% (Liquidity Facility Citibank NA) (b)(d)	10,640	10,640
Shelby County Health Edl. & Hsg. Facilities Board Rev.:
(Saint Benedict Auburndale School Proj.) 3.43%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	4,900	4,900
(Saint Mary's Episcopal School Proj.) 3.43%, LOC First Tennessee Bank NA, Memphis, VRDN (b)	6,080	6,080
Sullivan County Health, Edl. & Hosp. Rev. Participating VRDN Series LB 06 F6, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	3,300	3,300
		69,820
Texas - 20.4%
Arlington Spl. Oblig. Series B, 3.45% (MBIA Insured), VRDN (b)	13,100	13,100
Austin Cmnty. College District Rev. Participating VRDN Series ROC II R2190, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,830	5,830
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 122, 3.47% (Liquidity Facility Societe Generale) (b)(d)	$ 9,680	$ 9,680
Austin Gen. Oblig. Participating VRDN Series DB 160, 3.44% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,585	8,585
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 3.49% (Liquidity Facility Bank of America NA) (b)(d)	4,250	4,250
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series Putters 605, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,180	7,180
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN:
Series Putters 411, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,565	2,565
Series Putters 517, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,250	11,250
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 3.69%, VRDN (b)	8,400	8,400
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 3.75% tender 9/13/06, CP mode	3,500	3,500
Cypress-Fairbanks Independent School District Participating VRDN:
Series EGL 00 4304, 3.46% (Liquidity Facility Citibank NA) (b)(d)	5,000	5,000
Series PT 2512, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,740	3,740
Series ROC II R4514, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,480	5,480
Denton County Lewisville Independent School District Participating VRDN Series Putters 701, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,970	3,970
Denton Independent School District Participating VRDN Series SG 02 166, 3.44% (Liquidity Facility Societe Generale) (b)(d)	20,120	20,120
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 3.47% (Liquidity Facility Societe Generale) (b)(d)	15,230	15,230
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 3.47% (Liquidity Facility Societe Generale) (b)(d)	8,600	8,600
El Paso Gen. Oblig. Participating VRDN:
Series Putters 843, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,125	3,125
Series Solar 06 71, 3.44% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Fort Bend County Gen. Oblig. Participating VRDN Series SGB 46, 3.45% (Liquidity Facility Societe Generale) (b)(d)	$ 4,500	$ 4,500
Frisco Gen. Oblig. Participating VRDN Series PT 1932, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,495	9,495
Frisco Independent School District Participating VRDN Series Putters 476, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,000	1,000
Galena Park Independent School District Participating VRDN Series SG 154, 3.44% (Liquidity Facility Societe Generale) (b)(d)	9,900	9,900
Garland Independent School District Participating VRDN Series Putters 551, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,130	1,130
Goose Creek Consolidated Independent School District Participating VRDN Series PT 3426, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	19,975	19,975
Harris County Gen. Oblig. Participating VRDN:
Series Putters 1111Z, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,470	6,470
Series Putters 586, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,625	7,625
Series ROC II R1029, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,455	3,455
Harris County Hosp. District Rev. Participating VRDN Series PT 726, 3.44% (Liquidity Facility BNP Paribas SA) (b)(d)	4,995	4,995
Harris County-Houston Sports Auth. Spl. Rev. Participating VRDN Series PZ 65, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,015	8,015
Hays Consolidated Independent School District Participating VRDN:
Series PT 2462, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,480	3,480
Series PT 2543, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,020	4,020
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)(e)	6,800	6,800
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 00 A25, 3.45% (Liquidity Facility Bank of New York, New York) (b)(d)	12,475	12,475
Series SG 03 161, 3.45% (Liquidity Facility Societe Generale) (b)(d)	27,070	27,070
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Gen. Oblig. Participating VRDN:
Series PT 969, 3.44% (Liquidity Facility DEPFA BANK PLC) (b)(d)	$ 12,700	$ 12,700
Series Putters 1151, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,305	6,305
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	1,400	1,400
Houston Util. Sys. Rev. Participating VRDN:
Series DB 102, 3.44% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,445	5,445
Series IXIS 05 23, 3.44% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(d)	10,845	10,845
Series PT 2292, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,190	5,190
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series MS 00 495, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	6,805	6,805
Series SG 120, 3.44% (Liquidity Facility Societe Generale) (b)(d)	15,495	15,495
Judson Independent School District Participating VRDN Series Putters 662, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,260	5,260
Klein Independent School District Participating VRDN Series PT 3371, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,225	3,225
Lower Colorado River Auth. Rev. Participating VRDN Series PA 590R, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,200	10,200
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,165	4,165
Mesquite Independent School District Participating VRDN Series PT 1386, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,475	8,475
Midlothian Independent School District Participating VRDN Series PT 2179, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,340	5,340
New Braunfels Gen. Oblig. Participating VRDN Series PT 2211, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,620	5,620
North Central Health Facilities Dev. Corp. Rev. Bonds (Dallas Methodist Hosp. Proj.) Series 1998, 3.54% tender 9/6/06 (AMBAC Insured) (Liquidity Facility Dexia Cr. Local de France), CP mode	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
North East Texas Independent School District Participating VRDN Series SG 143, 3.44% (Liquidity Facility Societe Generale) (b)(d)	$ 26,515	$ 26,515
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series MS 06 1375, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	7,775	7,775
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN:
Series SG 167, 3.44% (Liquidity Facility Societe Generale) (b)(d)	4,000	4,000
Series SG 168, 3.44% (Liquidity Facility Societe Generale) (b)(d)	40,040	40,040
Northside Independent School District Participating VRDN Series PT 2329, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,570	4,570
Pearland Gen. Oblig. Participating VRDN Series PT 3079, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,960	5,960
Pflugerville Gen. Oblig. Participating VRDN Series Putters 594, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,910	2,910
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series Putters 777, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,260	6,260
Series ROC II R3011, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,265	7,265
Series SG 101, 3.44% (Liquidity Facility Societe Generale) (b)(d)	11,475	11,475
Series SG 107, 3.44% (Liquidity Facility Societe Generale) (b)(d)	5,160	5,160
3.47% (Liquidity Facility Bank of America NA), VRDN (b)	29,200	29,200
San Antonio Independent School District:
Bonds Series AAB 01 28, 3.46%, tender 9/7/06 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	3,900	3,900
Participating VRDN Series EGL 01 4311, 3.46% (Liquidity Facility Citibank NA) (b)(d)	4,800	4,800
San Antonio Wtr. Sys. Rev. Participating VRDN Series Solar 06 82, 3.44% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	5,000	5,000
Schertz-Cibolo-Universal City Independent School District Participating VRDN:
Series MSTC 01 156 Class A, 3.47% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	10,505	10,505
Series PT 1610, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,695	6,695
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN Series Merlots 00 A34, 3.45% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 3,885	$ 3,885
Texas Gen. Oblig. Participating VRDN:
Series Putters 1215, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,460	4,460
Series PZ 108, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,200	6,200
Series ROC II R378, 3.45% (Liquidity Facility Citibank NA) (b)(d)	7,705	7,705
Texas Pub. Fin. Auth. 3.75% 9/7/06 (Liquidity Facility Texas Gen. Oblig.), CP	6,000	6,000
Texas Pub. Fin. Auth. Rev. Series 2003, 3.6% 9/5/06, CP	4,200	4,200
Texas Tpk. Auth. Central Tpk. Sys. Rev. Participating VRDN Series MS 06 1408, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	10,515	10,515
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series EGL 06 85 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(d)	10,700	10,700
Series Putters 1324, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,515	4,515
Series Putters 1330, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,420	2,420
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 3.47% (Liquidity Facility Societe Generale) (b)(d)	10,470	10,470
Trinity River Auth. Rev. Participating VRDN Series Putters 1077 B, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,400	3,400
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 3.44% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	3,775	3,775
United Independent School District Participating VRDN Series PT 3123, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,210	5,210
Univ. of Texas Univ. Revs. Series 2002 A, 3.53% 9/8/06 (Liquidity Facility Utmico), CP	3,000	3,000
Victoria Gen. Oblig. Participating VRDN Series Putters 1041, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,990	5,990
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Weslaco Health Facilities Dev. Corp. Rev. Participating VRDN Series LB 04 L31J, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	$ 14,525	$ 14,525
Wylie Tex Independent School District Participating VRDN Series ROC II R 3004, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,580	6,580
		680,560
Utah - 0.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series F, 3.6%, tender 12/1/06 (AMBAC Insured) (b)	3,050	3,050
Salt Lake County Poll. Cont. Rev. (Svc. Station Hldgs., Inc. Proj.) Series 1994, 3.6%, VRDN (b)	5,200	5,200
		8,250
Vermont - 0.1%
Univ. of Vermont and State Agricultural College Participating VRDN Series MS 06 1357, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	3,395	3,395
Virginia - 0.9%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.5% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	2,800	2,800
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1987, 3.91% tender 9/5/06, CP mode	1,100	1,100
Series 84:
3.75% tender 9/14/06, CP mode	1,500	1,500
3.75% tender 9/15/06, CP mode	3,700	3,700
3.8% tender 9/27/06, CP mode	4,000	4,000
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1341, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,100	4,100
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 3.45% (Liquidity Facility Morgan Stanley) (b)(d)	9,700	9,700
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series EGL 99 4601, 3.46% (Liquidity Facility Citibank NA) (b)(d)	3,000	3,000
		29,900
Washington - 7.2%
Energy Northwest Elec. Rev. Participating VRDN:
Series DB 100, 3.44% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,455	5,455
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Energy Northwest Elec. Rev. Participating VRDN: - continued
Series EGL 06 65 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(d)	$ 7,300	$ 7,300
Series PT 1606, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,700	5,700
Series PT 615, 3.45% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	16,255	16,255
Series PT 778, 3.45% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	2,000	2,000
Series PT 982, 3.45% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	6,380	6,380
Series Putters 248, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,785	3,785
Goat Hill Properties Lease Rev. Participating VRDN Series ROC II R2173, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(d)	1,335	1,335
King County Gen. Oblig. Participating VRDN:
Series PT 1569, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,190	9,190
Series PT 2248, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,560	5,560
King County Pub. Hosp. District #2 Participating VRDN Series ROC RR II R 6036, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,970	3,970
King County School District #145 Kent Participating VRDN Series PT 2449, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,520	4,520
King County School District #401 Highline Pub. Schools Participating VRDN Series Putters 526, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,965	2,965
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 3.5%, LOC Bank of America NA, VRDN (b)	7,955	7,955
Pierce County School District #3 Puyallup Participating VRDN Series Putters 415, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,235	4,235
Port of Seattle Gen. Oblig. Series 2002 A2:
3.63% 9/5/06, LOC Bayerische Landesbank Girozentrale, CP	8,465	8,465
3.75% 9/5/06, LOC Bayerische Landesbank Girozentrale, CP	820	820
Port of Tacoma Rev. Series A, 3.65% 9/15/06, LOC WestLB AG, CP	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Seattle Drainage & Wastewtr. Rev. Participating VRDN Series PT 1605, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 6,800	$ 6,800
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 3.47% (Liquidity Facility Societe Generale) (b)(d)	5,000	5,000
Seattle Muni. Lt. & Pwr. Rev.:
Bonds Series 1990, 3.45% tender 12/1/06, LOC JPMorgan Chase Bank, CP mode	12,500	12,500
Participating VRDN:
Series PT 2476, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,210	5,210
Series ROC II R2055, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,600	6,600
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,950	4,950
Skagit County Pub. Hosp. District #1 Participating VRDN Series PT 2294, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,740	7,740
Snohomish County School District #332 Granite Falls Participating VRDN Series PT 3083, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,250	7,250
Washington Gen. Oblig. Participating VRDN:
Series EGL 98 4703, 3.46% (Liquidity Facility Citibank NA) (b)(d)	9,900	9,900
Series Macon 04 D, 3.49% (Liquidity Facility Bank of America NA) (b)(d)	5,715	5,715
Series PT 1937, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,730	12,730
Series PT 2231, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,000	15,000
Series PT 2561. 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,230	5,230
Series Putters 1312, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,500	4,500
Series Putters 1359, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,380	1,380
Series Putters 1360, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,000	1,000
Series Putters 438Z, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,300	3,300
Series Putters 748, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,380	3,380
Series PZ 106, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,375	8,375
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	$ 5,000	$ 5,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 3.46%, LOC Bank of America NA, VRDN (b)	2,080	2,080
Washington Pub. Pwr. Supply Sys. Elec. Rev. Series 3 A, 3.4% (MBIA Insured) (Bonneville Pwr. Administration Guaranteed), VRDN (b)	6,000	6,000
		240,530
West Virginia - 0.3%
West Virginia Gen. Oblig. Participating VRDN Series Putters 1083, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,300	3,300
West Virginia Hosp. Fin. Auth. Rev. (Pallottine Health Svcs. Proj.) Series 2003 A1, 3.42%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,000	6,000
		9,300
Wisconsin - 5.4%
Badger Tobacco Asset Securitization Corp. Participating VRDN Series PA 1361, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,135	3,135
Milwaukee County Gen. Oblig.:
Bonds Series N1, 5% 2/15/07	14,655	14,752
RAN 4.5% 4/5/07	66,000	66,373
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 3.45% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,830	5,830
Wisconsin Gen. Oblig. Participating VRDN:
Series PT 1231, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,540	15,540
Series Putters 1321, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,150	4,150
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PA 970, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,995	2,995
Series PT 761, 3.44% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	10,385	10,385
Series PT 917, 3.45% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	17,500	17,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Aurora Health Care, Inc. Proj.) Series C, 3.43%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	$ 23,550	$ 23,550
(Oakwood Village Proj.) 3.42%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	10,555	10,555
3.43%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	6,190	6,190
		180,955
	Shares
Other - 2.7%
Fidelity Tax-Free Cash Central Fund, 3.55% (a)(c)	90,441,900	90,442
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $3,281,071)		3,281,071
NET OTHER ASSETS - 1.5%		51,597
NET ASSETS - 100%		$ 3,332,668
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,600,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA)	11/16/05	$ 6,800
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.)	1/20/06	$ 6,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 2,233
Income Tax Information
At August 31, 2006, the fund had a capital loss carryforward of approximately $240,000 all of which will expire on August 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,190,629)	$ 3,190,629
Affiliated Central Funds (cost $90,442)	90,442
Total Investments (cost $3,281,071)		$ 3,281,071
Cash		24,568
Receivable for investments sold		17,112
Receivable for fund shares sold		5,497
Interest receivable		23,912
Receivable from investment adviser for expense reductions		257
Other receivables		533
Total assets		3,352,950

Liabilities
Payable for investments purchased	$ 12,068
Payable for fund shares redeemed	5,853
Distributions payable	1,173
Accrued management fee	1,183
Other affiliated payables	5
Total liabilities		20,282

Net Assets		$ 3,332,668
Net Assets consist of:
Paid in capital		$ 3,332,832
Undistributed net investment income		76
Accumulated undistributed net realized gain (loss) on investments		(240)
Net Assets, for 3,332,066 shares outstanding		$ 3,332,668
Net Asset Value, offering price and redemption price per share ($3,332,668 ÷ 3,332,066 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2006

Investment Income
Interest		$ 102,278
Income from affiliated Central Funds		2,233
Total income		104,511

Expenses
Management fee	$ 14,385
Independent trustees' compensation	14
Total expenses before reductions	14,399
Expense reductions	(6,414)	7,985
Net investment income		96,526
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		35
Net increase in net assets resulting from operations		$ 96,561

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2006	Year ended August 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 96,526	$ 63,295
Net realized gain (loss)	35	(268)
Net increase in net assets resulting from operations	96,561	63,027
Distributions to shareholders from net investment income	(96,523)	(63,300)
Distributions to shareholders from net realized gain	-	(667)
Total distributions	(96,523)	(63,967)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,328,691	4,222,012
Reinvestment of distributions	86,630	57,671
Cost of shares redeemed	(3,886,030)	(3,784,488)
Net increase (decrease) in net assets and shares resulting from share transactions	(470,709)	495,195
Total increase (decrease) in net assets	(470,671)	494,255

Net Assets
Beginning of period	3,803,339	3,309,084
End of period (including undistributed net investment income of $76 and undistributed net investment income of $72, respectively)	$ 3,332,668	$ 3,803,339

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.029	.018	.008	.010	.015
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.029	.018	.008	.010	.015
Distributions from net investment income	(.029)	(.018)	(.008)	(.010)	(.015)
Distributions from net realized gain	-	- C	- C	-	-
Total distributions	(.029)	(.018)	(.008)	(.010)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.94%	1.79%	.79%	.98%	1.48%
Ratios to Average Net Assets B
Expenses before reductions	.43%	.43%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.33%	.34%
Expenses net of all reductions	.24%	.27%	.32%	.31%	.30%
Net investment income	2.88%	1.78%	.76%	.97%	1.45%
Supplemental Data
Net assets, end of period (in millions)	$ 3,333	$ 3,803	$ 3,309	$ 3,038	$ 2,751

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity AMT Tax-Free Money Fund (the Fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	80
Capital loss carryforward	(240)

Cost for federal income tax purposes	$ 3,281,071

The tax character of distributions paid was as follows:

	August 31, 2006	August 31, 2005
Tax-exempt Income	$ 96,523	$ 63,300
Long-term Capital Gains	-	667
Total	$ 96,523	$ 63,967

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

2. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

4. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .33% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $3,353.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $3,061.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity AMT Tax-Free Money Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity AMT Tax-Free Money Fund (a fund of Fidelity Union Street Trust II) at August 31, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity AMT Tax-Free Money Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 12, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 346 funds advised by FMR or an affiliate. Mr. McCoy oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of AMT Tax-Free Money (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as a Vice Chairman (2006-present), a Director (2003-present) and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Union Street Trust II. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of AMT Tax-Free Money. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of AMT Tax-Free Money. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (58)

Year of Election or Appointment: 2002

Vice President of AMT Tax-Free Money. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Michael J. Marchese (49)

Year of Election or Appointment: 2004

Vice President of AMT Tax-Free Money. Mr. Marchese also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Marchese worked as a legal analyst, director of research for the Municipal Money Market Group, and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of AMT Tax-Free Money. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of AMT Tax-Free Money. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of AMT Tax-Free Money. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of AMT Tax-Free Money. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of AMT Tax-Free Money. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of AMT Tax-Free Money. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of AMT Tax-Free Money. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of AMT Tax-Free Money. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of AMT Tax-Free Money. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of AMT Tax-Free Money. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1991 Assistant Treasurer of AMT Tax-Free Money. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of AMT Tax-Free Money. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of AMT Tax-Free Money. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of AMT Tax-Free Money. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of AMT Tax-Free Money. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on August 16, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	6,771,125,373.73	95.855
Withheld	292,789,567.15	4.145
TOTAL	7,063,914,940.88	100.000
Albert R. Gamper, Jr.
Affirmative	6,770,990,937.82	95.853
Withheld	292,924,003.06	4.147
TOTAL	7,063,914,940.88	100.000
Robert M. Gates
Affirmative	6,756,439,231.97	95.647
Withheld	307,475,708.91	4.353
TOTAL	7,063,914,940.88	100.000
George H. Heilmeier
Affirmative	6,764,990,809.66	95.768
Withheld	298,924,131.22	4.232
TOTAL	7,063,914,940.88	100.000
Edward C. Johnson 3d
Affirmative	6,742,087,994.13	95.444
Withheld	321,826,946.75	4.556
TOTAL	7,063,914,940.88	100.000
Stephen P. Jonas
Affirmative	6,760,880,298.29	95.710
Withheld	303,034,642.59	4.290
TOTAL	7,063,914,940.88	100.000
James H. KeyesB
Affirmative	6,768,230,488.07	95.814
Withheld	295,684,452.81	4.186
TOTAL	7,063,914,940.88	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	6,769,788,452.89	95.836
Withheld	294,126,487.99	4.164
TOTAL	7,063,914,940.88	100.000
Ned C. Lautenbach
Affirmative	6,761,067,874.66	95.713
Withheld	302,847,066.22	4.287
TOTAL	7,063,914,940.88	100.000
William O. McCoy
Affirmative	6,759,248,437.48	95.687
Withheld	304,666,503.40	4.313
TOTAL	7,063,914,940.88	100.000
Robert L. Reynolds
Affirmative	6,766,888,557.03	95.795
Withheld	297,026,383.85	4.205
TOTAL	7,063,914,940.88	100.000
Cornelia M. Small
Affirmative	6,770,627,922.40	95.848
Withheld	293,287,018.48	4.152
TOTAL	7,063,914,940.88	100.000
William S. Stavropoulos
Affirmative	6,754,341,796.32	95.618
Withheld	309,573,144.56	4.382
TOTAL	7,063,914,940.88	100.000
Kenneth L. Wolfe
Affirmative	6,759,338,998.43	95.688
Withheld	304,575,942.45	4.312
TOTAL	7,063,914,940.88	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity AMT Tax-Free Money Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity AMT Tax-Free Money Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 18% means that 82% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Annual Report

Fidelity AMT Tax-Free Money Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of the fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SMM-UANN-1006
1.790914.103

Fidelity®

Arizona Municipal

Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Annual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Arizona Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Fidelity Arizona Municipal Income Fund
Actual	$ 1,000.00	$ 1,018.00	$ 2.80
Hypothetical A	$ 1,000.00	$ 1,022.43	$ 2.80
Fidelity Arizona Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,015.40	$ 2.54
Hypothetical A	$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Annual Report

Fidelity Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2006	Past 1 year	Past 5 years	Past 10 years
Fidelity Arizona Municipal Income Fund	2.41%	4.56%	5.46%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Arizona Municipal Income Fund on August 31, 1996. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Arizona Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Arizona Municipal Income Fund

Helped by favorable supply and demand conditions, municipal bonds were among the best performing investment-grade debt classes for the 12-month period ending August 31, 2006. Throughout much of the period, muni bond prices declined as the Federal Reserve Board raised short-term interest rates, initially to return rates to a more "neutral level" and later to fend off inflation. In the final months of the period, however, munis and other bonds rebounded amid growing hopes that the Fed would pause in its rate hike campaign. Those hopes were actualized when the central bank left rates unchanged at its August meeting. During the period, overall issuance of munis was down about 25% compared with the prior 12 months due to a dramatic reduction in refinancing activity. Demand, meanwhile, remained strong because munis offered attractive after-tax yields compared with Treasuries and other high-quality taxable debt. Against this backdrop, the Lehman Brothers® Municipal Bond Index - a performance measure of approximately 34,000 investment-grade, fixed-rate, tax-exempt bonds - returned 3.03%. In comparison, the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 1.71%.

During the past year, the fund gained 2.41% and the Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index rose 2.91%. Benefiting the fund's returns was its overweighting relative to the index in bonds that were prerefunded during the period. Prerefunding resulted in relatively strong results as the bonds' maturities became shorter and their credit quality was upgraded to the highest credit rating available in the bond market. Also boosting performance was my overweighting in longer-term bonds, which generally outpaced shorter-term securities during the year. That said, how I invested the fund's assets across the maturity spectrum didn't depart from my long-held approach of keeping the fund's interest rate sensitivity in line with the index, nor did it have any meaningful impact on the fund's performance relative to the index. Another advantageous decision relative to the index was a comparatively large stake in lower-quality investment-grade securities, particularly those issued by hospitals, which were bolstered by strong demand for higher-yielding securities. Detracting from performance was an underweighted exposure to discount bonds, which are securities that trade below par - meaning face value - while overweighting premium bonds, which trade above par. Discounts, helped by demand from investors seeking their higher nominal yields, generally outpaced premiums.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Arizona Municipal Income Fund

Investment Changes

Top Five Sectors as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Water & Sewer	23.8	20.9
Special Tax	18.5	19.2
General Obligations	18.2	18.9
Health Care	9.8	6.6
Education	7.2	5.4
Average Years to Maturity as of August 31, 2006
		6 months ago
Years	13.4	13.5
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of August 31, 2006
6 months ago
Years	6.8	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2006	As of February 28, 2006
AAA 60.7%	AAA 61.9%
AA,A 27.8%	AA,A 27.3%
BBB 8.6%	BBB 5.3%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.2%	Not Rated 2.3%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets 3.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Fidelity Arizona Municipal Income Fund

Investments August 31, 2006

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value (Note 1)
Arizona - 90.0%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Projs.) 5% 6/1/18 (AMBAC Insured)	$ 1,000,000	$ 1,074,920
5% 6/1/19 (AMBAC Insured)	1,140,000	1,220,666
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	1,000,000	1,065,760
Arizona Health Facilities Auth. Rev. (Catholic Health Care West Proj.):
Series A, 6.125% 7/1/09	245,000	256,505
6.125% 7/1/09 (Escrowed to Maturity) (c)	105,000	107,133
Arizona School Facilities Board Ctfs. of Prtn.:
Series A2, 5% 9/1/18 (FGIC Insured)	1,000,000	1,070,180
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @ 100) (c)	1,000,000	1,102,690
Series C, 5% 9/1/11 (FSA Insured)	1,060,000	1,125,688
Arizona State Univ. Revs. 5% 7/1/26 (AMBAC Insured)	1,000,000	1,056,890
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Subseries B1, 6.15% 5/1/29 (b)	500,000	529,160
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	2,525,000	2,702,154
5.25% 7/1/13	1,500,000	1,605,105
Chandler Gen. Oblig.:
5.7% 7/1/15	75,000	81,560
6.5% 7/1/11 (MBIA Insured)	225,000	253,303
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (a)(b)	1,000,000	1,014,040
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,486,476
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,183,781
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,360,515
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,896,020
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. 4.9% 4/1/19	1,025,000	1,031,048
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,098,344
5% 12/1/35	1,000,000	1,012,470
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5% 4/1/10	1,000,000	1,030,910
5% 4/1/14	1,000,000	1,046,100
6.125% 4/1/18	85,000	87,842
6.125% 4/1/18 (Pre-Refunded to 4/1/07 @ 102) (c)	215,000	222,203
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Health Care West Proj.):
5% 7/1/16	$ 680,000	$ 696,177
5% 7/1/16 (Pre-Refunded to 7/1/07 @ 100) (c)	50,000	50,586
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,046,060
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,036,870
Maricopa County School District #28 Kyrene Elementary Series C, 0% 1/1/10 (FGIC Insured)	1,425,000	1,253,117
Maricopa County Unified School District #48 Scottsdale:
Series A, 5% 7/1/18 (FGIC Insured)	1,000,000	1,076,730
7.4% 7/1/10	1,000,000	1,131,350
Maricopa County Unified School District #80 Chandler (2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	532,320
Mesa Indl. Dev. Auth. Rev. (Discovery Health Sys. Proj.) Series A, 5.625% 1/1/29 (Pre-Refunded to 1/1/10 @ 101) (c)	795,000	850,928
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	1,500,000	1,686,555
Mesa Util. Sys. Rev.:
5% 7/1/20 (FGIC Insured)	1,000,000	1,101,960
5% 7/1/24 (FGIC Insured)	3,000,000	3,322,740
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,133,680
Northern Arizona Univ. Sys. Rev.:
5.5% 6/1/23 (FGIC Insured)	530,000	585,009
5.5% 6/1/26 (FGIC Insured)	1,305,000	1,435,878
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (b)	810,000	810,875
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (b)	1,025,000	1,070,838
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (b)	1,160,000	1,198,408
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series A, 5% 7/1/30 (FGIC Insured)	1,000,000	1,051,620
(Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	560,000	589,142
5.5% 7/1/11	200,000	212,176
5.75% 7/1/15	675,000	719,645
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/12 (FGIC Insured)	1,250,000	1,353,150
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,080,290
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	$ 770,000	$ 806,991
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (FGIC Insured)	1,000,000	1,170,160
4.75% 7/1/27 (MBIA Insured)	1,020,000	1,051,069
5% 7/1/20 (MBIA Insured)	5,000,000	5,349,047
5% 7/1/29 (MBIA Insured)	1,000,000	1,053,120
5.5% 7/1/17 (FGIC Insured)	1,500,000	1,637,655
5.5% 7/1/20 (FGIC Insured)	1,500,000	1,630,290
Phoenix Gen. Oblig.:
Series A, 6.25% 7/1/17	1,000,000	1,204,770
Series B, 5.375% 7/1/20	1,000,000	1,089,100
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (c)	1,250,000	902,088
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	35,000	35,036
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	206,026
Pima County Unified School District #1 Tucson 7.5% 7/1/10 (FGIC Insured)	250,000	283,910
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev.:
(Florence West Prison Expansion, LLC Proj.) Series A, 5.25% 10/1/12 (American Cap. Access Corp. Insured)	1,000,000	1,062,870
(Florence West Prison Proj.) Series A, 5.25% 10/1/13 (American Cap. Access Corp. Insured)	1,335,000	1,425,820
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A, 5% 1/1/35	1,500,000	1,576,305
Series A:
5.25% 1/1/18	1,000,000	1,074,870
5.25% 1/1/19	1,615,000	1,732,685
Series B:
5% 1/1/20	1,500,000	1,580,385
5% 1/1/21	255,000	268,084
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31 (Pre-Refunded to 12/1/11 @ 101) (c)	250,000	277,208
Sedona Excise Tax Rev. 5% 7/1/19 (MBIA Insured)	1,000,000	1,072,880
Tempe Gen. Oblig.:
5% 7/1/19	1,680,000	1,785,504
5.5% 7/1/17	1,035,000	1,154,491
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	$ 310,000	$ 328,492
Tucson Gen. Oblig.:
Series 1995 A, 7.375% 7/1/11	1,000,000	1,160,790
Series A, 6% 7/1/13	800,000	906,864
5% 7/1/18 (FGIC Insured)	3,295,000	3,547,825
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,184,728
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	573,855
Series A, 7% 7/1/11 (MBIA Insured)	300,000	344,313
Tucson Wtr. Rev.:
Series A, 5% 7/1/11 (FGIC Insured)	1,410,000	1,488,255
5.5% 7/1/14	425,000	461,172
Univ. Med. Ctr. Corp. Hosp. Rev.:
5% 7/1/16	1,735,000	1,814,185
5.25% 7/1/15	1,000,000	1,057,020
Univ. of Arizona Ctfs. of Prtn. Series C, 5% 6/1/14 (AMBAC Insured)	600,000	641,196
Univ. of Arizona Univ. Revs.:
Series 2005 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,076,120
5.25% 6/1/13 (FSA Insured)	245,000	251,897
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4%, tender 6/1/10 (a)(b)	1,000,000	988,340
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (c)	265,000	267,942
		96,270,925
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	145,000	153,372
Puerto Rico - 8.3%
Puerto Rico Commonwealth Gen. Oblig. Series 2003 A, 5.25% 7/1/14	275,000	293,802
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	1,100,000	1,159,279
Series Y:
5.5% 7/1/36 (FSA Insured)	500,000	557,370
5.5% 7/1/36 (MBIA Insured)	140,000	156,064
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	768,936
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.: - continued
Series L, 5.25% 7/1/38 (AMBAC Insured)	$ 220,000	$ 255,614
5.75% 7/1/19 (FGIC Insured)	700,000	772,877
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	2,025,000	2,168,451
5.5% 10/1/40 (Escrowed to Maturity) (c)	1,375,000	1,469,188
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	200,000	211,722
Series QQ, 5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	500,000	549,685
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	500,000	527,045
		8,890,033
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $103,387,779)	105,314,330
NET OTHER ASSETS - 1.6%	1,709,836
NET ASSETS - 100%	$ 107,024,166
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Water & Sewer	23.8%
Special Tax	18.5%
General Obligations	18.2%
Health Care	9.8%
Education	7.2%
Escrowed/Pre-Refunded	6.8%
Electric Utilities	6.6%
Others* (individually less than 5%)	9.1%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $103,387,779)		$ 105,314,330
Cash		953,763
Receivable for fund shares sold		125,739
Interest receivable		1,121,232
Other receivables		10,734
Total assets		107,525,798

Liabilities
Payable for fund shares redeemed	$ 304,344
Distributions payable	148,502
Accrued management fee	48,757
Other affiliated payables	29
Total liabilities		501,632

Net Assets		$ 107,024,166
Net Assets consist of:
Paid in capital		$ 104,661,983
Undistributed net investment income		15,552
Accumulated undistributed net realized gain (loss) on investments		420,080
Net unrealized appreciation (depreciation) on investments		1,926,551
Net Assets, for 9,397,325 shares outstanding		$ 107,024,166
Net Asset Value, offering price and redemption price per share ($107,024,166 ÷ 9,397,325 shares)		$ 11.39

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Income Fund

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2006

Investment Income
Interest		$ 4,263,877

Expenses
Management fee	$ 559,850
Independent trustees' compensation	410
Miscellaneous	208
Total expenses before reductions	560,468
Expense reductions	(53,218)	507,250
Net investment income		3,756,627
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	614,044
Futures contracts	540
Total net realized gain (loss)		614,584
Change in net unrealized appreciation (depreciation) on investment securities		(1,911,405)
Net gain (loss)		(1,296,821)
Net increase (decrease) in net assets resulting from operations		$ 2,459,806

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2006	Year ended August 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,756,627	$ 3,227,117
Net realized gain (loss)	614,584	279,981
Change in net unrealized appreciation (depreciation)	(1,911,405)	444,357
Net increase (decrease) in net assets resulting from operations	2,459,806	3,951,455
Distributions to shareholders from net investment income	(3,750,345)	(3,235,508)
Distributions to shareholders from net realized gain	(444,779)	(377,090)
Total distributions	(4,195,124)	(3,612,598)
Share transactions Proceeds from sales of shares	34,578,412	34,309,224
Reinvestment of distributions	2,417,654	2,144,524
Cost of shares redeemed	(28,933,112)	(14,386,971)
Net increase (decrease) in net assets resulting from share transactions	8,062,954	22,066,777
Redemption fees	1,049	977
Total increase (decrease) in net assets	6,328,685	22,406,611

Net Assets
Beginning of period	100,695,481	78,288,870
End of period (including undistributed net investment income of $15,552 and undistributed net investment income of $16,823, respectively)	$ 107,024,166	$ 100,695,481
Other Information Shares
Sold	3,054,403	2,973,441
Issued in reinvestment of distributions	213,568	185,788
Redeemed	(2,557,580)	(1,246,428)
Net increase (decrease)	710,391	1,912,801

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 11.56	$ 11.32	$ 11.50	$ 11.26
Income from Investment Operations
Net investment income B	.417	.417	.427	.435	.444
Net realized and unrealized gain (loss)	(.149)	.087	.306	(.090)	.254
Total from investment operations	.268	.504	.733	.345	.698
Distributions from net investment income	(.417)	(.419)	(.427)	(.435)	(.443)
Distributions from net realized gain	(.051)	(.055)	(.066)	(.090)	(.015)
Total distributions	(.468)	(.474)	(.493)	(.525)	(.458)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.39	$ 11.59	$ 11.56	$ 11.32	$ 11.50
Total Return A	2.41%	4.46%	6.58%	3.01%	6.38%
Ratios to Average Net Assets C
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.50%	.50%	.53%	.52%	.48%
Net investment income	3.69%	3.62%	3.72%	3.77%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,024	$ 100,695	$ 78,289	$ 68,689	$ 66,105
Portfolio turnover rate	22%	13%	14%	19%	30%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 8/31/06	% of fund's investments 2/28/06	% of fund's investments 8/31/05
0 - 30	93.8	92.0	97.6
31 - 90	0.6	1.6	1.7
91 - 180	0.0	2.8	0.7
181 - 397	5.6	3.6	0.0
Weighted Average Maturity
	8/31/06	2/28/06	8/31/05
Fidelity Arizona Municipal Money Market Fund	9 Days	18 Days	9 Days
All Tax Free Money Market Funds Average*	25 Days	24 Days	28 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2006	As of February 28, 2006
Variable Rate Demand Notes (VRDNs) 90.0%	Variable Rate Demand Notes (VRDNs) 84.7%
Commercial Paper (including CP Mode) 4.7%	Commercial Paper (including CP Mode) 4.3%
Tender Bonds 4.7%	Tender Bonds 3.6%
Municipal Notes 0.0%	Municipal Notes 0.6%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 4.2%
Other Investments 0.9%	Other Investments 2.2%
Net Other Assets** (0.3)%	Net Other Assets 0.4%

Current and Historical Seven-Day Yields

	8/28/06	5/29/06	2/27/06	11/28/05	8/29/05
Fidelity Arizona Municipal Money Market Fund	3.18%	3.08%	2.74%	2.56%	2.07%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

**Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investments August 31, 2006

Showing Percentage of Net Assets

Municipal Securities - 100.3%
	Principal Amount	Value (Note 1)
Arizona - 97.1%
Arizona Health Facilities Auth. Hosp. Sys. Rev. 3.41% (MBIA Insured) (BPA JPMorgan Chase Bank), VRDN (a)	$ 1,700,000	$ 1,700,000
Arizona Health Facilities Auth. Rev.:
(Catholic Health Care West Proj.) Series 2005 B, 3.43%, LOC Bank of America NA, VRDN (a)	1,200,000	1,200,000
(Southwest Behavioral Health Services, Inc. Proj.) 3.53%, LOC JPMorgan Chase Bank, VRDN (a)	1,930,000	1,930,000
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series Putters 1298, 3.45% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
Arizona School Facilities Board State School Impt. Rev. Participating VRDN Series MS 00 497, 3.45% (Liquidity Facility Morgan Stanley) (a)(c)	1,017,500	1,017,500
Arizona State Univ. Ctfs. of Prtn. Participating VRDN:
Putters 2404, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,600,000	2,600,000
Series Putters 694, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,615,000	2,615,000
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,130,000	4,130,000
Series ROC II R174, 3.45% (Liquidity Facility Citibank NA) (a)(c)	3,700,000	3,700,000
Arizona Tourism & Sports Auth. Tax Rev.:
Participating VRDN:
Series PT 2312, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,600,000	1,600,000
Series Putters 690, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	1,695,000	1,695,000
Series ROC II R2134, 3.45% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,965,000	4,965,000
Series A, 3.4% (AMBAC Insured), VRDN (a)	1,370,000	1,370,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 3.45% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,020,000	2,020,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series MS 1293, 3.45% (Liquidity Facility Morgan Stanley) (a)(c)	2,945,000	2,945,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 3.46%, LOC Bank of America NA, VRDN (a)(b)	2,915,000	2,915,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 3.55%, LOC Key Bank NA, VRDN (a)(b)	2,120,000	2,120,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 3.4%, tender 3/1/07 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(b)	$ 12,500,000	$ 12,500,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 3.69%, LOC KBC Bank NV, VRDN (a)(b)	6,500,000	6,500,000
Downtown Phoenix Hotel Corp. Rev. Participating VRDN Series LB 06 P3U, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	2,245,000	2,245,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 3.55%, LOC Key Bank NA, VRDN (a)(b)	2,100,000	2,100,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds 3.8% tender 10/6/06, CP mode (b)	1,600,000	1,600,000
(Clayton Homes, Inc. Proj.) Series 1998, 3.52%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 3.47%, LOC Fannie Mae, VRDN (a)(b)	3,299,675	3,299,675
(Ranchwood Apt. Proj.) Series 2001 A, 3.45%, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (a)(b)	3,100,000	3,100,000
(San Clemente Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (a)(b)	2,700,000	2,700,000
(San Lucas Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (a)(b)	1,700,000	1,700,000
(San Martin Apts. Proj.):
Series A1, 3.45%, LOC Fannie Mae, VRDN (a)(b)	5,500,000	5,500,000
Series A2, 3.45%, LOC Fannie Mae, VRDN (a)(b)	910,000	910,000
(San Miguel Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
(San Remo Apts. Proj.) 3.45%, LOC Fannie Mae, VRDN (a)(b)	7,400,000	7,400,000
(Village Square Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (a)(b)	1,600,000	1,600,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1165, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)(c)	500,000	500,000
McAllister Academic Village LLC Rev. (Arizona State Univ. McAllister Academic Village Proj.) Series A, 3.38% (AMBAC Insured), VRDN (a)	3,900,000	3,900,000
Phoenix and Pima County Participating VRDN Series LB 06 P29U, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,600,000	2,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	$ 1,270,000	$ 1,270,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN:
Series Putters 1306, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,510,000	1,510,000
Series PZ 113, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,620,000	1,620,000
Series PZ 85, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,735,000	3,735,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Bonds Series B, 4.5% 7/1/07 (MBIA Insured)	2,500,000	2,517,147
Participating VRDN:
Series EGL 03 28 Class A, 3.46% (Liquidity Facility Citibank NA) (a)(c)	1,300,000	1,300,000
Series MACN 05 L, 3.45% (Liquidity Facility Bank of America NA) (a)(c)	2,100,000	2,100,000
Series PA 1373, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,400,000	4,400,000
Series Putters 1374, 3.45% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,700,000	2,700,000
Series 1995, 3.45%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	19,300,000	19,300,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series ROC II R6039, 3.45% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,150,000	5,150,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 3.46% (Liquidity Facility Citibank NA) (a)(c)	2,000,000	2,000,000
Phoenix Indl. Dev. Auth. Cultural Facilities Rev. (Phoenix Art Museum Proj.) 3.4%, LOC Wells Fargo Bank Nat'l. Assoc., VRDN (a)	2,785,000	2,785,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Bell Square Apt. Proj.) Series 1995, 3.48%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
(Paradise Lakes Apt. Proj.) Series 1995, 3.48%, LOC Bank of America NA, VRDN (a)	7,500,000	7,500,000
(Westward Ho Apts. Proj.) Series 2003 A, 3.51%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	1,600,000	1,600,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 3.56%, LOC Wachovia Bank NA, VRDN (a)(b)	800,000	800,000
(Laura Dozer Ctr. Proj.) 3.65%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.: - continued
(Phoenix Expansion Proj.) 3.7%, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 2,285,000	$ 2,285,000
(Plastican Proj.) Series 1997, 3.46%, LOC Fleet Bank NA, VRDN (a)(b)	2,510,000	2,510,000
(Swift Aviation Svcs., Inc. Proj.) 3.67%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	5,160,000	5,160,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A23, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	135,000	135,000
Series MT 156, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	2,100,000	2,100,000
Series MT 247, 3.48% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	2,280,000	2,280,000
Series PT 3598, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,700,000	2,700,000
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN Series LB 00 L21, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,340,000	4,340,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River Point Proj.) Series 2001, 3.45%, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.) 3.45%, LOC Branch Banking & Trust Co., VRDN (a)	1,600,000	1,600,000
Pima County Indl. Dev. Auth. Single Family Mortgage Rev. Participating VRDN Series RF 05 17 Class A, 3.56% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	4,200,000	4,200,000
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series PA 1374, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,240,000	2,240,000
Series RF 06 2, 3.56% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	4,850,000	4,850,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 14 Class A, 3.46% (Liquidity Facility Citibank NA) (a)(c)	2,400,000	2,400,000
Series MS 04 1227, 3.45% (Liquidity Facility Morgan Stanley) (a)(c)	2,100,000	2,100,000
Series MS 06 1430, 3.45% (Liquidity Facility Morgan Stanley) (a)(c)	2,700,000	2,700,000
Series PT 1512, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,200,000	1,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 9019, 3.45% (Liquidity Facility Citigroup, Inc.) (a)(c)	$ 2,650,000	$ 2,650,000
Series ROC II R1002, 3.45% (Liquidity Facility Citigroup, Inc.) (a)(c)	1,280,000	1,280,000
Series ROC II R1003, 3.45% (Liquidity Facility Citigroup, Inc.) (a)(c)	1,275,000	1,275,000
Series SG 03 160, 3.44% (Liquidity Facility Societe Generale) (a)(c)	1,390,000	1,390,000
Series 1997 A:
3.65% 9/5/06, CP	1,000,000	1,000,000
3.65% 9/5/06, CP	2,500,000	2,500,000
Series 1997 B, 3.7% 9/8/06, CP	2,500,000	2,500,000
Series 2004 C, 3.6% 9/6/06, CP	2,500,000	2,500,000
Series C, 3.48% 9/8/06, CP	2,700,000	2,700,000
Scottsdale Indl. Dev. Auth. Hosp. Rev.:
Participating VRDN Series ROC II R 578, 3.46% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,200,000	5,200,000
(Scottsdale Health Care Proj.) Series 2006 C, 3.4% (FSA Insured), VRDN (a)	4,900,000	4,900,000
Scottsdale Indl. Dev. Auth. Rev. (Notre Dame Preparatory School and Foundation for Sr. Living Proj.) Series 2001 B, 3.65%, LOC JPMorgan Chase Bank, VRDN (a)	1,400,000	1,400,000
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) 3.42% (FGIC Insured), VRDN (a)	2,300,000	2,300,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 3.41%, LOC Bank of America NA, VRDN (a)	6,200,000	6,200,000
Tucson & Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1375, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,460,000	1,460,000
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2004 B, 3.43% (AMBAC Insured), VRDN (a)	1,090,000	1,090,000
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 3.7%, LOC Wells Fargo Bank Nat'l. Assoc., VRDN (a)(b)	900,000	900,000
		259,809,322
Puerto Rico - 3.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series ROC 2 98 1, 3.43% (Liquidity Facility Citibank NA) (a)(c)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series EGL 06 102 Class A, 3.44% (Liquidity Facility Citibank NA) (a)(c)	$ 6,500,000	$ 6,500,000
Series Putters 268, 3.4% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,100,000	1,100,000
		8,600,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $268,409,322)		268,409,322
NET OTHER ASSETS - (0.3)%		(671,697)
NET ASSETS - 100%		$ 267,737,625
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 59,707

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $268,409,322)		$ 268,409,322
Cash		5,146,277
Receivable for fund shares sold		4,069,495
Interest receivable		1,268,499
Other receivables		64,609
Total assets		278,958,202

Liabilities
Payable for investments purchased	$ 7,500,000
Payable for fund shares redeemed	3,599,833
Distributions payable	8,850
Accrued management fee	111,848
Other affiliated payables	46
Total liabilities		11,220,577

Net Assets		$ 267,737,625
Net Assets consist of:
Paid in capital		$ 267,709,303
Undistributed net investment income		17,383
Accumulated undistributed net realized gain (loss) on investments		10,939
Net Assets, for 267,603,074 shares outstanding		$ 267,737,625
Net Asset Value, offering price and redemption price per share ($267,737,625 ÷ 267,603,074 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2006

Investment Income
Interest		$ 7,509,805
Income from affiliated Central Funds		59,707
Total income		7,569,512

Expenses
Management fee	$ 1,204,365
Independent trustees' compensation	952
Total expenses before reductions	1,205,317
Expense reductions	(312,246)	893,071
Net investment income		6,676,441
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10,788
Net increase in net assets resulting from operations		$ 6,687,229

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2006	Year ended August 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,676,441	$ 2,933,810
Net realized gain (loss)	10,788	6,668
Net increase in net assets resulting from operations	6,687,229	2,940,478
Distributions to shareholders from net investment income	(6,678,312)	(2,931,883)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	824,098,376	502,664,387
Reinvestment of distributions	6,581,701	2,899,293
Cost of shares redeemed	(780,770,826)	(444,707,485)
Net increase (decrease) in net assets and shares resulting from share transactions	49,909,251	60,856,195
Total increase (decrease) in net assets	49,918,168	60,864,790

Net Assets
Beginning of period	217,819,457	156,954,667
End of period (including undistributed net investment income of $17,383 and undistributed net investment income of $19,254, respectively)	$ 267,737,625	$ 217,819,457

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.027	.016	.006	.008	.013
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.027	.016	.006	.008	.013
Distributions from net investment income	(.027)	(.016)	(.006)	(.008)	(.013)
Distributions from net realized gain	-	-	-	- D	-
Total distributions	(.027)	(.016)	(.006)	(.008)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	2.78%	1.60%	.60%	.86%	1.30%
Ratios to Average Net Assets C
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.37%	.43%	.49%	.48%	.45%
Net investment income	2.77%	1.63%	.60%	.82%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 267,738	$ 217,819	$ 156,955	$ 134,118	$ 132,208

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2006

1. Significant Accounting Policies.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona. Certain Funds may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Income Fund and the Money Market Fund.

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Arizona Municipal Income Fund	$ 103,366,143	$ 2,153,037	$ (204,850)	$ 1,948,187
Fidelity Arizona Municipal Money Market Fund	268,409,322	-	-	-

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
Fidelity Arizona Municipal Income Fund	$ -	$ 361,074
Fidelity Arizona Municipal Money Market Fund	21,104	3,197

The tax character of distributions paid was as follows:

August 31, 2006	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$ 3,750,345	$ 444,779	$ 4,195,124
Fidelity Arizona Municipal Money Market Fund	6,678,312	-	6,678,312
August 31, 2005	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$ 3,235,508	$ 377,090	$ 3,612,598
Fidelity Arizona Municipal Money Market Fund	2,931,883	-	2,931,883

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin")equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Income Funds' Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $29,820,346 and $22,048,956, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Affiliated Central Funds. Certain Funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Annual Report

5. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Arizona Municipal Income Fund	$ 208

During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 53,218
Fidelity Arizona Municipal Money Market Fund	312,246

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2006, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Union Street Trust's and Fidelity Union Street Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 10, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 346 funds advised by FMR or an affiliate. Mr. McCoy oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1974 or 1991

Trustee of Fidelity Union Street Trust (1974) and Fidelity Union Street Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Arizona Municipal Money Market (2005-present) and Arizona Municipal Income (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present) and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Union Street Trust and Fidelity Union Street Trust II. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust and Fidelity Union Street Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of Arizona Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (58)

Year of Election or Appointments: 2002 or 2005

Vice President of Arizona Municipal Money Market (2002) and Arizona Municipal Income (2005). Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Arizona Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Christine J. Thompson (48)

Year of Election or Appointment: 1998

Vice President of Arizona Municipal Income. Ms. Thompson also serves as Vice President of other funds advised by FMR. Prior to her current responsibilities, Ms. Thompson has worked as a research analyst and a portfolio manager.

Douglas McGinley (41)

Year of Election or Appointment: 2006

Vice President of Arizona Municipal Money Market. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to his current responsibilities, Mr. McGinley has worked as a research analyst and a portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Arizona Municipal Money Market and Arizona Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)

Year of Election or Appointment: 1994

Assistant Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2002

Assistant Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Arizona Municipal Income Fund	10/09/06	10/06/06	$0.04

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended August 31, 2006, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Arizona Municipal Money Market Fund	$3,197
Fidelity Arizona Municipal Income Fund	$614,584

During fiscal year ended 2006, 100% of each fund's income dividends were free from federal income tax, and 42.95% and 5.41% of Fidelity Arizona Municipal Money Market Fund and Fidelity Arizona Municipal Income Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity Arizona Municipal Income Fund's shareholders was held on August 16, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	2,805,613,316.45	96.421
Withheld	104,131,407.78	3.579
TOTAL	2,909,744,724.23	100.000
Albert R. Gamper, Jr.
Affirmative	2,800,235,214.62	96.236
Withheld	109,509,509.61	3.764
TOTAL	2,909,744,724.23	100.000
Robert M. Gates
Affirmative	2,796,124,640.48	96.095
Withheld	113,620,083.75	3.905
TOTAL	2,909,744,724.23	100.000
George H. Heilmeier
Affirmative	2,793,322,349.05	95.999
Withheld	116,422,375.18	4.001
TOTAL	2,909,744,724.23	100.000
Edward C. Johnson 3d
Affirmative	2,781,008,682.46	95.576
Withheld	128,736,041.77	4.424
TOTAL	2,909,744,724.23	100.000
Stephen P. Jonas
Affirmative	2,798,874,568.20	96.190
Withheld	110,870,156.03	3.810
TOTAL	2,909,744,724.23	100.000
James H. KeyesB
Affirmative	2,797,266,493.37	96.134
Withheld	112,478,230.86	3.866
TOTAL	2,909,744,724.23	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	2,798,755,078.84	96.186
Withheld	110,989,645.39	3.814
TOTAL	2,909,744,724.23	100.000
Ned C. Lautenbach
Affirmative	2,798,797,537.94	96.187
Withheld	110,947,186.29	3.813
TOTAL	2,909,744,724.23	100.000
William O. McCoy
Affirmative	2,788,096,337.05	95.819
Withheld	121,648,387.18	4.181
TOTAL	2,909,744,724.23	100.000
Robert L. Reynolds
Affirmative	2,799,388,261.36	96.207
Withheld	110,356,462.87	3.793
TOTAL	2,909,744,724.23	100.000
Cornelia M. Small
Affirmative	2,802,100,271.38	96.301
Withheld	107,644,452.85	3.699
TOTAL	2,909,744,724.23	100.000
William S. Stavropoulos
Affirmative	2,791,466,857.29	95.935
Withheld	118,277,866.94	4.065
TOTAL	2,909,744,724.23	100.000
Kenneth L. Wolfe
Affirmative	2,795,213,535.74	96.064
Withheld	114,531,188.49	3.936
TOTAL	2,909,744,724.23	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Annual Report

Proxy Voting Results - continued

A special meeting of Fidelity Arizona Municipal Money Market Fund's shareholders was held on August 16, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	6,771,125,373.73	95.855
Withheld	292,789,567.15	4.145
TOTAL	7,063,914,940.88	100.000
Albert R. Gamper, Jr.
Affirmative	6,770,990,937.82	95.853
Withheld	292,924,003.06	4.147
TOTAL	7,063,914,940.88	100.000
Robert M. Gates
Affirmative	6,756,439,231.97	95.647
Withheld	307,475,708.91	4.353
TOTAL	7,063,914,940.88	100.000
George H. Heilmeier
Affirmative	6,764,990,809.66	95.768
Withheld	298,924,131.22	4.232
TOTAL	7,063,914,940.88	100.000
Edward C. Johnson 3d
Affirmative	6,742,087,994.13	95.444
Withheld	321,826,946.75	4.556
TOTAL	7,063,914,940.88	100.000
Stephen P. Jonas
Affirmative	6,760,880,298.29	95.710
Withheld	303,034,642.59	4.290
TOTAL	7,063,914,940.88	100.000
James H. KeyesB
Affirmative	6,768,230,488.07	95.814
Withheld	295,684,452.81	4.186
TOTAL	7,063,914,940.88	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	6,769,788,452.89	95.836
Withheld	294,126,487.99	4.164
TOTAL	7,063,914,940.88	100.000
Ned C. Lautenbach
Affirmative	6,761,067,874.66	95.713
Withheld	302,847,066.22	4.287
TOTAL	7,063,914,940.88	100.000
William O. McCoy
Affirmative	6,759,248,437.48	95.687
Withheld	304,666,503.40	4.313
TOTAL	7,063,914,940.88	100.000
Robert L. Reynolds
Affirmative	6,766,888,557.03	95.795
Withheld	297,026,383.85	4.205
TOTAL	7,063,914,940.88	100.000
Cornelia M. Small
Affirmative	6,770,627,922.40	95.848
Withheld	293,287,018.48	4.152
TOTAL	7,063,914,940.88	100.000
William S. Stavropoulos
Affirmative	6,754,341,796.32	95.618
Withheld	309,573,144.56	4.382
TOTAL	7,063,914,940.88	100.000
Kenneth L. Wolfe
Affirmative	6,759,338,998.43	95.688
Withheld	304,575,942.45	4.312
TOTAL	7,063,914,940.88	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Arizona Municipal Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown.

Fidelity Arizona Municipal Money Market Fund

Annual Report

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group combines tax-exempt money market funds from several different states.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 17% would mean that 83% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Arizona Municipal Income Fund

Fidelity Arizona Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

In its review of each fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

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Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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AZI/SPZ-UANN-1006
1.790910.103

Fidelity®

Municipal Money Market

Fund

Annual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year, and performance information.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Actual	$ 1,000.00	$ 1,015.80	$ 2.24
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.99	$ 2.24

* Expenses are equal to the Fund's annualized expense ratio of .44%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 8/31/06	% of fund's investments 2/28/06	% of fund's investments 8/31/05
0 - 30	95.7	89.9	92.4
31 - 90	0.9	5.2	2.1
91 - 180	0.7	1.9	0.3
181 - 397	2.7	3.0	5.2
Weighted Average Maturity
	8/31/06	2/28/06	8/31/05
Fidelity Municipal Money Market	18 Days	18 Days	24 Days
All Tax-Free Money Market Funds Average*	25 Days	24 Days	28 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2006	As of February 28, 2006
Variable Rate Demand Notes (VRDNs) 82.6%	Variable Rate Demand Notes (VRDNs) 75.3%
Commercial Paper (including CP Mode) 5.8%	Commercial Paper (including CP Mode) 10.9%
Tender Bonds 1.9%	Tender Bonds 1.3%
Municipal Notes 2.8%	Municipal Notes 4.5%
Fidelity Municipal Cash Central Fund 4.1%	Fidelity Municipal Cash Central Fund 4.6%
Other Investments 0.1%	Other Investments 0.4%
Net Other Assets 2.7%	Net Other Assets 3.0%

Current and Historical Seven-Day Yields

	8/28/06	5/29/06	2/27/06	11/28/05	8/29/05
Fidelity Municipal Money Market Fund	3.26%	3.11%	2.77%	2.60%	2.14%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments August 31, 2006

Showing Percentage of Net Assets

Municipal Securities - 97.3%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.0%
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 3.52%, LOC SouthTrust Bank NA, VRDN (b)(e)	$ 7,415	$ 7,415
(Gazebo East Proj.) Series 1991 B, 3.6%, LOC SouthTrust Bank NA, VRDN (b)	2,350	2,350
(Liberty Square Apts. Proj.) Series C, 3.52%, LOC SouthTrust Bank NA, VRDN (b)(e)	8,400	8,400
(Sundown Apts. Proj.) Series 2000 E, 3.5%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A38, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	11,785	11,785
Birmingham Pub. Park & Recreation Board Lease Rev. (Barber Museum Proj.) 3.45%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	16,000	16,000
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN:
Series EGL 030007 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	4,875	4,875
Series EGL 02 6009 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	4,100	4,100
Series EGL 06 82 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	10,890	10,890
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 3.49%, LOC Wachovia Bank NA, VRDN (b)(e)	8,000	8,000
Cullman Med. Park South Med. Clinic Board Rev. Participating VRDN Series MT 121, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	13,080	13,080
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 3.52%, VRDN (b)(e)	17,000	17,000
Fultondale Indl. Dev. Board Indl. Dev. Rev. (Melsur Corp. Proj.) 3.56%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	3,390	3,390
Houston County Health Care Auth. Rev. Participating VRDN Series PT 880, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	22,675	22,675
Huntsville Gen. Oblig. Participating VRDN Series PT 3239, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,260	5,260
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 3.49%, LOC Wachovia Bank NA, VRDN (b)(e)	8,200	8,200
Jefferson County Swr. Rev. Participating VRDN Series EGL 02 6016 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	5,000	5,000
Mobile Indl. Dev. Board Rev. (Newark Group Ind. Proj.) 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	4,560	4,560
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - continued
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip. Proj.) Series 1996, 3.56%, LOC Key Bank NA, VRDN (b)(e)	$ 1,080	$ 1,080
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 3.52%, LOC Bank of America NA, VRDN (b)(e)	1,050	1,050
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 477, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,755	4,755
		166,365
Alaska - 1.3%
Alaska Hsg. Fin. Corp.:
Participating VRDN Series Putters 1020, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,975	4,975
Series A, 3.46% (FSA Insured), VRDN (b)(e)	101,450	101,450
3.46% (FSA Insured), VRDN (b)(e)	13,800	13,800
Alaska Hsg. Fin. Corp. Home Mtg. Participating VRDN Putters 1398, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	9,450	9,450
Alaska Indl. Dev. & Export Auth. Participating VRDN Series MT 129, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,270	6,270
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN Series PT 862, 3.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	9,995	9,995
Alaska Intl. Arpts. Revs.:
Participating VRDN:
Series Merlots 99 I, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	7,500	7,500
Series PT 2061, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	9,585	9,585
Series ROC II R138, 3.48% (Liquidity Facility Citibank NA) (b)(e)(f)	8,015	8,015
Series 2006 C, 3.48% (MBIA Insured), VRDN (b)(e)	29,000	29,000
Alaska Muni. Bond Bank Auth. Participating VRDN Series PT 2343, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,760	5,760
Anchorage Elec. Util. Rev. Participating VRDN Series Putters 1128, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	2,215	2,215
Anchorage Gen. Oblig. Participating VRDN Series PT 2652, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,955	11,955
		219,970
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - 2.1%
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series ROC II R4080, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	$ 9,890	$ 9,890
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series PT 2312, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,685	3,685
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds 3.8% tender 10/6/06, CP mode (e)	6,035	6,035
(Clayton Homes, Inc. Proj.) Series 1998, 3.52%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	4,200	4,200
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apt. Proj.) Series 2001 A, 3.45%, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
(San Angelin Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
(San Lucas Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (b)(e)	12,000	12,000
(San Martin Apts. Proj.) Series A2, 3.45%, LOC Fannie Mae, VRDN (b)(e)	3,390	3,390
(San Miguel Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 3.45%, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
(Village Square Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (b)(e)	3,800	3,800
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1165, 3.48% (Liquidity Facility Morgan Stanley) (b)(e)(f)	13,800	13,800
Mesa Util. Sys. Rev. Participating VRDN Series Putters 960, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,180	5,180
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,365	3,365
Phoenix Civic Impt. Corp. District Rev. Participating VRDN:
Series Putters 1306, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,270	4,270
Series PZ 85, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	17,000	17,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 1995, 3.45%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	10,700	10,700
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,395	4,395
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 1,395	$ 1,395
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995, 3.48%, LOC Bank of America NA, VRDN (b)	6,000	6,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 3.56%, LOC Wachovia Bank NA, VRDN (b)(e)	795	795
(Plastican Proj.) Series 1997, 3.46%, LOC Fleet Bank NA, VRDN (b)(e)	2,770	2,770
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A23, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	310	310
Series MT 156, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	8,095	8,095
Series MT 247, 3.48% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	64,680	64,680
Series PT 3598, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,595	6,595
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 3.45%, LOC Fannie Mae, VRDN (b)(e)	4,500	4,500
Pima County Indl. Dev. Auth. Single Family Mortgage Rev. Participating VRDN Series RF 05 17 Class A, 3.56% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	5,325	5,325
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series PA 1374, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,420	5,420
Series RF 06 2, 3.56% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	12,869	12,869
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 93 Class A, 3.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	24,790	24,790
Series ROC II R1002, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	14,100	14,100
Series 1997 B:
3.6% 9/5/06, CP	4,500	4,500
3.7% 9/8/06, CP	14,500	14,500
Series 2004 C, 3.6% 9/6/06, CP	23,644	23,644
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Corp. Proj.) 3.61% tender 9/6/06, CP mode	8,560	8,560
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Tucson & Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1375, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$ 3,865	$ 3,865
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 3.7%, LOC Wells Fargo Bank Nat'l. Assoc., VRDN (b)(e)	1,895	1,895
		362,118
Arkansas - 0.9%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 3.48%, LOC Bank of America NA, VRDN (b)(e)	2,100	2,100
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C, 3.56% (Liquidity Facility Bank of America NA) (b)(e)(f)	3,820	3,820
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 3.48%, LOC Fannie Mae, VRDN (b)(e)	8,000	8,000
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1139, 3.48% (Liquidity Facility Morgan Stanley) (b)(e)(f)	80,580	80,580
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.) Series 1992, 3.59%, LOC Fortis Banque SA, VRDN (b)(e)	9,500	9,500
Columbia County Solid Waste Disp. Rev. (Albemarle Corp. Proj.) Series 1999, 3.48%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 3.43%, LOC Credit Suisse Group, VRDN (b)(e)	29,500	29,500
Univ. of Arkansas Univ. Revs. Participating VRDN Series PT 1948, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,695	5,695
		144,695
California - 2.0%
Access to Lns. for Learning Student Ln. Corp. Rev. (Student Ln. Prog.):
Series 2001 II A1, 3.46%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	35,000	35,000
Series II A7, 3.46%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	13,350	13,350
Series II A9, 3.45%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	15,000	15,000
Series VA1, 3.45% (AMBAC Insured), VRDN (b)(e)	100,000	100,000
Series VA2, 3.46% (AMBAC Insured), VRDN (b)(e)	45,000	45,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN:
Series MT 208, 3.48% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)(f)	$ 65,520	$ 65,520
Series MT 211, 3.48% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)(f)	34,850	34,850
Series PT 998, 3.48% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	18,140	18,140
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 3.8%, VRDN (b)(e)	6,800	6,800
California Pub. Works Board Lease Rev. Participating VRDN Series PT 3412, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,905	7,905
		341,565
Colorado - 3.5%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 1771, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,825	5,825
Adams County Hsg. Auth. (Semper Village Apartments Proj.) Series 2004 A, 3.47%, LOC Fannie Mae, VRDN (b)(e)	7,250	7,250
Arapaho County School District #6, Littleton Participating VRDN Series PT 1983, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,365	7,365
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 3.7%, LOC Fannie Mae, VRDN (b)(e)	13,400	13,400
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	12,900	12,900
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 3.58%, LOC JPMorgan Chase Bank, VRDN (b)	16,300	16,300
Colorado Hsg. & Fin. Auth. Participating VRDN:
Series FRRI 00 A3, 3.55% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	130	130
Series FRRI 00 A4, 3.55% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	685	685
Series FRRI L37J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,875	6,875
Series FRRI L9, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	940	940
Series LB 03 L31J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,605	6,605
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth. Participating VRDN: - continued
Series LB 04 F12, 3.57% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	$ 5,685	$ 5,685
Series LB 04 F13, 3.57% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,875	6,875
Series LB 05 F4, 3.57% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	3,600	3,600
Series Merlots 01 A20, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	4,890	4,890
Series PT 1373, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,480	2,480
Series Putters 120, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,745	1,745
Colorado Hsg. Fin. Auth. Single (Co. Single Family Mtg. Proj. 10/1/01) Series ADG 1B3, 3.49% (Liquidity Facility DEPFA BANK PLC), VRDN (b)(e)	20,000	20,000
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 3.45% (Liquidity Facility Societe Generale) (b)(f)	11,480	11,480
Colorado State Gen. Fdg. Rev. TRAN 4.5% 6/27/07	18,000	18,124
Colorado Student Oblig. Auth.:
(Student Ln. Prog.) Series 1990 A, 3.5% (AMBAC Insured), VRDN (b)(e)	45,655	45,655
Series 1989 A, 3.45% (AMBAC Insured), VRDN (b)(e)	64,400	64,400
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. Participating VRDN Series PT 3179, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,560	12,560
Dawson Ridge Metropolitan District #1 Participating VRDN Series Putters 1392, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,135	8,135
Denver City & County Arpt. Rev.:
Participating VRDN:
Series FRRI 01 F12, 3.52% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	5,000	5,000
Series LB 05 P2U, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,935	6,935
Series LB 06 P15U, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	9,825	9,825
Series PA 762, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,995	4,995
Series PA 764R, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Denver City & County Arpt. Rev.: - continued
Participating VRDN:
Series PT 3124, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 7,230	$ 7,230
Series PT 782, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,515	5,515
Series PT 920, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,500	1,500
Series Putters 1054, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,275	5,275
Series RF 02 E14, 3.56% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	43,885	43,885
Series 2000 B, 3.49% (MBIA Insured), VRDN (b)(e)	16,900	16,900
Series 2000 C, 3.44% (MBIA Insured), VRDN (b)(e)	73,200	73,200
Denver City & County Gen. Oblig. Participating VRDN Series PT 3208, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,305	9,305
Denver City & County Spl. Facilities Arpt. Rev. (Worldport at DIA Proj.) Series A, 3.52%, LOC JPMorgan Chase Bank, VRDN (b)(e)	8,790	8,790
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series TOC 06 Z13, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	13,570	13,570
El Paso County Co. Single Family Mtg. Rev. Participating VRDN:
Series LB 06 P1U, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,965	4,965
Series MS 1136, 3.48% (Liquidity Facility Morgan Stanley) (b)(e)(f)	600	600
El Paso County Single Family Mtg. Participating VRDN Series LB 06 P28U, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	19,975	19,975
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 3.85%, LOC JPMorgan Chase Bank, VRDN (b)(e)	760	760
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 3.47%, LOC Fannie Mae, VRDN (b)(e)	15,000	15,000
(Timberleaf Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (b)(e)	13,850	13,850
Mountain Village County Hsg. Auth. Hsg. Rev. (Village Courts Apts. Proj.) Series 2000 A, 3.46%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,785	6,785
Univ. Colo Hosp. Auth. Rev. Participating VRDN Series ROC II R 573CE, 3.46% (Liquidity Facility Citigroup, Inc.) (b)(f)	16,500	16,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series EGL 7050046 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	$ 4,620	$ 4,620
Weld County School District #6, Greely Participating VRDN Series PT 1918, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,550	4,550
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 3.7%, LOC Fannie Mae, VRDN (b)(e)	7,110	7,110
		595,539
Connecticut - 0.0%
Connecticut Hsg. Fin. Auth. Participating VRDN Series MT 38, 3.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	2,540	2,540
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 3.85%, VRDN (b)(e)	3,550	3,550
Series 1993 C, 3.7%, VRDN (b)	4,300	4,300
Series 1994, 3.85%, VRDN (b)(e)	20,700	20,700
Series 1999 A, 3.67%, VRDN (b)	6,730	6,730
Series 1999 B, 3.72%, VRDN (b)(e)	9,000	9,000
Delaware Hsg. Auth. Rev. Participating VRDN:
Series 03 L52J, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	8,950	8,950
Series FRRI 02 L8, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,695	4,695
Series ROC II R359, 3.48% (Liquidity Facility Citibank NA) (b)(e)(f)	2,095	2,095
New Castle County Multi-Family Rent Hsg. Rev. (Fairfield English Village Proj.) 3.47%, LOC Fannie Mae, VRDN (b)(e)	8,500	8,500
		68,520
District Of Columbia - 2.7%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 05 5, 3.53% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	45,375	45,375
District of Columbia Gen. Oblig. Participating VRDN Series ROC II 99 10, 3.45% (Liquidity Facility Citibank NA) (b)(f)	5,905	5,905
District of Columbia Hosp. Rev. Participating VRDN Series Floaters 01 712, 3.45% (Liquidity Facility Morgan Stanley) (b)(f)	16,600	16,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Trenton Park Apts. Proj.) Series 2001, 3.56%, LOC Bank of America NA, VRDN (b)(e)	$ 3,125	$ 3,125
(WDC I LP Dev. Proj.) Series 2000, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	8,355	8,355
District of Columbia Hsg. Fin. Auth. Cap. Prog. Rev. Participating VRDN Series PT 3088, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,600	8,600
District of Columbia Rev.:
Bonds (Nat'l. Academy of Sciences Proj.) Series 1999 B, 3.6% tender 9/14/06 (AMBAC Insured) (Liquidity Facility Bank of America NA), CP mode	5,000	5,000
(Arnold & Porter Proj.) Series 1999, 3.56%, LOC Branch Banking & Trust Co., VRDN (b)(e)	5,250	5,250
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	8,455	8,455
(Nat'l. Assoc. of Realtors Proj.) Series 2003 A, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	7,500	7,500
District of Columbia Tax Increment Rev. Participating VRDN Series PT 1410, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,100	5,100
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series EGL 98 5201, 3.46% (Liquidity Facility Citibank NA) (b)(f)	12,300	12,300
Metropolitan Washington Arpt. Auth. Sys. Rev.:
Participating VRDN:
Series EGL 06 8 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(e)(f)	9,325	9,325
Series EGL 06 9 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(e)(f)	13,400	13,400
Series EGL 7050026 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(e)(f)	5,750	5,750
Series EGL 720050023 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(e)(f)	5,975	5,975
Series MS 06 1296, 3.48% (Liquidity Facility Morgan Stanley) (b)(e)(f)	5,500	5,500
Series MT 114, 3.49% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	5,990	5,990
Series MT 13, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,495	5,495
Series PT 1991, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,225	3,225
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
Metropolitan Washington Arpt. Auth. Sys. Rev.: - continued
Participating VRDN:
Series PT 2672, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(e)(f)	$ 5,315	$ 5,315
Series PT 689, 3.49% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	5,870	5,870
Series Putters 1017, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,375	1,375
Series ROC II R195, 3.48% (Liquidity Facility Citibank NA) (b)(e)(f)	5,995	5,995
Series Stars 130, 3.49% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	5,150	5,150
Series Stars 148, 3.48% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	8,835	8,835
Series TOC 05 MM, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)(f)	15,000	15,000
Series TOC 06 D, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)(f)	12,000	12,000
Series C, 3.48% (FSA Insured), VRDN (b)(e)	208,470	208,467
		454,232
Florida - 4.5%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary Apts Proj.) Series A, 3.45%, LOC Fannie Mae, VRDN (b)(e)	16,230	16,230
Broward County Gen. Oblig. Participating VRDN MOTC PT 3555, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,680	5,680
Canaveral Port Auth. Rev. Participating VRDN Series ROC II R2025, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	7,725	7,725
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 17, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	15,000	15,000
Collier County School Board Ctfs. of Prtn. Participating VRDN Series ROC 7032, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	11,695	11,695
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 3.56% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	5,575	5,575
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 00 902, 3.46% (Liquidity Facility Citibank NA) (b)(f)	5,000	5,000
Series EGL 7053013 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	8,000	8,000
Series PT 3520, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	25,075	25,075
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series EGL 7050054 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	$ 18,840	$ 18,840
Series Putters 473, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,425	6,425
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 3.45%, LOC Fannie Mae, VRDN (b)(e)	15,000	15,000
(Lynn Lake Apts. Proj.) Series B1, 3.47%, LOC Freddie Mac, VRDN (b)(e)	10,100	10,100
(Mill Creek Apts. Proj.) 3.45%, LOC Fannie Mae, VRDN (b)(e)	14,200	14,200
(Pinnacle Grove Apts. Proj.) Series 2003 A, 3.45%, LOC Fannie Mae, VRDN (b)(e)	8,000	8,000
Florida Hsg. Fin. Corp. Rev.:
(Riverside Apts. Proj.) Series 2000 1, 3.45%, LOC Bank of America NA, VRDN (b)(e)	8,000	8,000
(Waterford Pointe Apts. Proj.) Series 2000 E1, 3.45%, LOC Fannie Mae, VRDN (b)(e)	8,155	8,155
Florida Local Govt. Fin. Auth. Rev.:
Series A, 3.75% 9/18/06, LOC Wachovia Bank NA, CP	29,075	29,075
Series B, 3.73% 9/1/06, LOC Wachovia Bank NA, CP (e)	8,601	8,601
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2002 E, 3.48% (FSA Insured), VRDN (b)(e)	32,215	32,215
Series 2003 B, 3.65% 9/7/06, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (e)	16,650	16,650
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC RR II R 577 CE, 3.46% (Liquidity Facility Citibank NA) (b)(f)	4,725	4,725
Hillsborough County Aviation Auth. Rev. Participating VRDN Series PT 745, 3.49% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	2,500	2,500
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 3.45%, LOC SunTrust Banks, Inc., VRDN (b)(e)	7,300	7,300
(Hunters Run Apts. Proj.) Series 2002 A, 3.45%, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
(Morgan Creek Apts. Proj.) 3.45%, LOC Fannie Mae, VRDN (b)(e)	12,700	12,700
Jacksonville Aviation Auth. Rev.:
Series B1, 3.46% (FSA Insured), VRDN (b)(e)	26,050	26,050
Series B2, 3.46% (FSA Insured), VRDN (b)(e)	8,775	8,775
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Jacksonville Aviation Auth. Rev.: - continued
3.46% (FGIC Insured), VRDN (b)(e)	$ 15,500	$ 15,500
Jacksonville Elec. Auth. Rev.:
Bonds:
Series C, 3.75% tender 9/14/06 (Liquidity Facility Dexia Cr. Local de France), CP mode	20,000	20,000
Series F:
3.55% tender 9/5/06 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	15,000	15,000
3.68% tender 9/13/06 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	20,000	20,000
Series C1:
3.64% 9/5/06 (Liquidity Facility JPMorgan Chase Bank), CP	43,460	43,460
3.65% 9/8/06 (Liquidity Facility JPMorgan Chase Bank), CP	2,850	2,850
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.45% (Liquidity Facility Citibank NA) (b)(f)	11,800	11,800
JEA Saint Johns River Pwr. Park Sys. Rev. Participating VRDN Series Putters 1182, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	16,180	16,180
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 805, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,470	5,470
Lee County Arpt. Rev. Participating VRDN Series PT 2269, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,865	2,865
Miami-Dade County Aviation Rev.:
Participating VRDN:
Series LB O5 L23, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,855	6,855
Series PT 3247, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	9,660	9,660
Series 2005 A:
3.6% 9/5/06, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP (e)	14,424	14,424
3.66% 9/5/06, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP (e)	13,560	13,560
Miami-Dade County Gen. Oblig. Participating VRDN Series EGL 06 90 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	9,900	9,900
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series EGL 06 101 Class A, 3.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	22,540	22,540
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 2411, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$ 19,100	$ 19,100
Orange County Hsg. Fin. Auth. Multi-family Rev. (West Point Villas Apt. Proj.) Series 2000 F, 3.45%, LOC Fannie Mae, VRDN (b)(e)	5,750	5,750
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 3.52%, LOC Nat'l. City Bank, VRDN (b)(e)	1,000	1,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 3.45%, LOC Fannie Mae, VRDN (b)(e)	3,700	3,700
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN:
Series PT 2239, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,785	4,785
Series PT 993, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,085	5,085
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 3.45%, LOC Fannie Mae, VRDN (b)(e)	4,800	4,800
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 H2, 3.52% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	5,600	5,600
Sunshine State Govt. Fing. Commission Rev.:
Series G, 3.66% 9/7/06 (FGIC Insured), CP (e)	11,900	11,900
Series I, 3.7% 9/8/06 (CIFG North America Insured), CP (e)	65,000	65,000
3.56% 9/5/06 (FGIC Insured), CP (e)	18,355	18,355
Tampa Bay Wtr. Util. Sys. Rev. 3.46%, LOC Bank of America NA, VRDN (b)(e)	50,600	50,600
		772,030
Georgia - 3.1%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN:
Series DB 186, 3.45% (Liquidity Facility Deutsche Bank AG) (b)(f)	12,295	12,295
Series EGL 7053030 Class A, 3.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	28,985	28,985
Atlanta Arpt. Rev. Participating VRDN:
Series Merlots 00 CCC, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,000	5,000
Series MS 00 313, 3.48% (Liquidity Facility Morgan Stanley) (b)(e)(f)	4,090	4,090
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Atlanta Arpt. Rev. Participating VRDN: - continued
Series MT 11, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$ 1,490	$ 1,490
Series MT 43, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	9,680	9,680
Series PT 901, 3.49% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	4,485	4,485
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Big Bethel Village Proj.) 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	4,340	4,340
(Capitol Gateway Apts. Proj.) 3.5%, LOC Bank of America NA, VRDN (b)(e)	4,125	4,125
(Carver Redev. Proj.) Series 2000, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	2,915	2,915
(Collegetown at Harris Homes Phase I Proj.) 3.47%, LOC Fannie Mae, VRDN (b)(e)	3,765	3,765
(Peaks at West Atlanta Proj.) Series 2001, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	4,815	4,815
Series A, 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	9,600	9,600
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series BA 02 A, 3.51% (Liquidity Facility Bank of America NA) (b)(f)	4,520	4,520
Series EGL 06 94 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	24,750	24,750
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek Envir. Proj.) 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	5,100	5,100
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	6,400	6,400
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Proj.) Series 1998 B, 3.57% tender 9/5/06 (AMBAC Insured) (Liquidity Facility Rabobank Nederland Coop. Central), CP mode	13,900	13,900
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 3.49%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	7,500	7,500
(Canton Mill Lofts Proj.) Series 1999, 3.55%, LOC Branch Banking & Trust Co., VRDN (b)(e)	13,745	13,745
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 3.55%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	20,900	20,900
Series 2000 C, 3.55%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	48,000	48,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	$ 6,090	$ 6,090
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 3.45%, LOC Freddie Mac, VRDN (b)(e)	10,195	10,195
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 3.52%, LOC Comerica Bank, Detroit, VRDN (b)(e)	1,600	1,600
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Villas of Friendly Heights Proj.) Series 2001, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	3,565	3,565
(Wesley Club Apts. Proj.) 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	5,900	5,900
DeKalb County Wtr. & Swr. Rev. Participating VRDN Series GS 06 69, 3.45% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	9,615	9,615
Fulton County Hsg. Auth. Multi-family Hsg. Rev. (Walton Falls Apt. Proj.) Series 1999, 3.44%, LOC Wachovia Bank NA, VRDN (b)(e)	18,000	18,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev. (Spout Springs Wtr. LLC Proj.) 3.46%, LOC Bank of America NA, VRDN (b)(e)	10,300	10,300
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN Series Merlots 06 B11, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	7,200	7,200
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series PA 786, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,595	4,595
Georgia Port Auth. Rev.:
(Colonel's Island Term. Proj.) 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	2,800	2,800
(Mayor's Point Term. Proj.) Series 1992, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	1,100	1,100
Gwinnett County Dev. Auth. Ctfs. of Prtn. Participating VRDN Series ROC II R6009 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	7,340	7,340
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 3.46%, LOC Wells Fargo Bank Nat'l. Assoc., VRDN (b)(e)	6,260	6,260
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.:
(Herrington Mill Apts. Proj.) 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	7,900	7,900
(Herrington Woods Apt. Proj.) Series 1996 A, 3.45%, LOC Fannie Mae, VRDN (b)(e)	13,035	13,035
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 3.46%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	12,250	12,250
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 A, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	$ 2,095	$ 2,095
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apts. Proj.) 3.52%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	15,735	15,735
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 3.46%, LOC Bank of America NA, VRDN (b)(e)	3,300	3,300
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.) 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	2,400	2,400
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 3.52%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,300	1,300
Roswell Hsg. Auth. Multi-family Hsg. Rev.:
(Park Ridge Apts. Proj.) 3.48%, LOC Fannie Mae, VRDN (b)(e)	8,200	8,200
(Walton Centennial Proj.) Series A, 3.44%, LOC Wachovia Bank NA, VRDN (b)(e)	19,200	19,200
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 3.46%, VRDN (b)(e)	17,100	17,100
(Kaolin Terminals, Inc. Proj.) 3.46%, LOC Bank of America NA, VRDN (b)(e)	22,971	22,971
Savannah Hsg. Auth. Multi-family Hsg. Rev.:
(Indigo Pointe Apts. Proj.) Series 2001 A, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	3,500	3,500
(Live Oak Plantation Proj.) Series 2001 A1, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	2,500	2,500
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 3.52%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	12,790	12,790
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 3.51%, LOC Wachovia Bank NA, VRDN (b)(e)	19,000	19,000
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) Series 2000, 3.45%, LOC SunTrust Banks, Inc., VRDN (b)(e)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	15,000	15,000
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Peanut Co. Proj.) Series 1996 B, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	3,000	3,000
		522,036
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - 0.3%
Hawaii Arpt. Sys. Rev. Participating VRDN:
Series PA 1238, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$ 1,695	$ 1,695
Series PA 765, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,995	4,995
Series ROC II R59, 3.48% (Liquidity Facility Citibank NA) (b)(e)(f)	7,495	7,495
Hawaii Arpts. Sys. Rev. Participating VRDN Series MSTC 01 147 Class A, 3.5% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)(f)	11,185	11,185
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN:
Series PA 1062, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,370	6,370
Series PA 1224, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,670	4,670
Series PA 1244, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,500	2,500
Series PA 795R, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	8,900	8,900
Hawaii Gen. Oblig. Participating VRDN Series EGL 00 1101, 3.46% (Liquidity Facility Citibank NA) (b)(f)	6,470	6,470
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN Series Merlots 01 A15, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,295	1,295
		55,575
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc.:
Series 2003 D, 3.49% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	13,245	13,245
Series 2003 E, 3.49% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	12,445	12,445
Series D Class I, 3.49% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	10,000	10,000
		35,690
Illinois - 6.7%
ABN-AMRO Muni. Tops Ctfs. Trust Participating VRDN Series 06 53, 3.46% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	12,995	12,995
Aurora Single Family Mtg. Rev. Participating VRDN Series MS 1152, 3.48% (Liquidity Facility Morgan Stanley) (b)(e)(f)	58,000	58,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 3.54%, LOC Fannie Mae, VRDN (b)(e)	$ 2,000	$ 2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 3.5%, LOC JPMorgan Chase Bank, VRDN (b)(e)	39,250	39,250
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 3.51% (Liquidity Facility Bank of America NA) (b)(f)	18,690	18,690
Series EGL 01 1309, 3.46% (Liquidity Facility Citibank NA) (b)(f)	11,205	11,205
Series Merlots 01 A47, 3.45% (Liquidity Facility Bank of New York, New York) (b)(f)	6,065	6,065
Chicago Gen. Oblig. Participating VRDN:
Series EGL 00 1308, 3.46% (Liquidity Facility Citibank NA) (b)(f)	9,900	9,900
Series EGL 98 1302, 3.46% (Liquidity Facility Citibank NA) (b)(f)	11,600	11,600
Series PT 3115, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	27,145	27,145
Series Putters 1276, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,130	8,130
Series Putters 1277, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	17,780	17,780
Series Putters 1278, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,600	6,600
Series Putters 510, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,270	5,270
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 3.53%, LOC Harris NA, VRDN (b)(e)	3,575	3,575
(MRC Polymers, Inc. Proj.) Series 2001, 3.46%, LOC LaSalle Bank NA, VRDN (b)(e)	5,700	5,700
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series GS 59, 3.45% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	14,000	14,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series BA 99 X2, 3.56% (Liquidity Facility Bank of America NA) (b)(e)(f)	32,670	32,670
Series BA 99 X1, 3.56% (Liquidity Facility Bank of America NA) (b)(e)(f)	14,995	14,995
Series Merlots 01 A85, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,690	5,690
Series MT 49, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN: - continued
Series MT 53, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	$ 16,650	$ 16,650
Series MT 59, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,145	6,145
Series PA 1198, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,425	3,425
Series PA 1199, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,000	7,000
Series PA 1200, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,250	2,250
Series PT 2345, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,600	2,600
Series PT 755, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	7,000	7,000
Series PT 756, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	7,990	7,990
Series PT 980, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,995	3,995
Series Putters 1364 Z, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,140	4,140
Series Putters 250, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	11,375	11,375
Series Putters 253, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,995	9,995
Series Putters 368Z, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	10,850	10,850
Series Putters 370, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,995	4,995
Series Putters 383, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,995	4,995
Series Putters 670, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	7,365	7,365
Series Putters 845Z, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	14,640	14,640
Series ROC II R69, 3.48% (Liquidity Facility Citibank NA) (b)(e)(f)	18,070	18,070
Series ROC II R70, 3.48% (Liquidity Facility Citibank NA) (b)(e)(f)	3,570	3,570
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev.:
(Lufthansa German Airlines Proj.) Series 2001, 3.46%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(e)	43,770	43,770
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev.: - continued
(O'Hare Tech Ctr. II LLC Proj.) 3.51%, LOC LaSalle Bank NA, VRDN (b)(e)	$ 10,500	$ 10,500
Chicago Park District Participating VRDN Series PT 2935, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,910	10,910
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN:
Series PA 473, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,195	4,195
Series PT 2041, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,755	7,755
Chicago Single Family Mtg. Rev.:
Bonds Series 2006 F, 3.85% 9/7/07 (a)(e)	3,500	3,500
Participating VRDN:
Series FRRI 00 L12, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	430	430
Series FRRI 02 L24J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	820	820
Series Merlots 00 A31, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	55	55
Chicago Wtr. Rev. Participating VRDN:
Series BA 02 E, 3.51% (Liquidity Facility Bank of America NA) (b)(f)	9,995	9,995
Series Merlots 97 V, 3.45% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,280	8,280
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 3.51%, LOC JPMorgan Chase Bank, VRDN (b)(e)	19,580	19,580
Cook County Gen. Oblig. Participating VRDN Series PA 591, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,300	5,300
Cook County School District # 162 Matteson Participating VRDN Series PT 3040, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,350	6,350
Cook County School District #135 Participating VRDN Series PT 3120, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,705	5,705
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 3.46%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	4,585	4,585
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 3.53%, LOC Harris NA, VRDN (b)(e)	3,350	3,350
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Corp. Proj.) 3.66% tender 9/6/06, CP mode (e)	23,325	23,325
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Cloverhill Pastry Vend Corp. Proj.) 3.64%, LOC M&I Marshall & Ilsley Bank, VRDN (b)(e)	$ 2,830	$ 2,830
(Delta-Unibus Corp. Proj.) Series 2001, 3.51%, LOC Bank of America NA, VRDN (b)(e)	3,200	3,200
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 3.55%, LOC Harris NA, VRDN (b)(e)	1,907	1,907
(R&R Enterprises 2nd Proj.) Series 1999 A, 3.53%, LOC Harris NA, VRDN (b)(e)	4,345	4,345
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Uno-Ven Co. Proj.) Series 1994, 3.53%, LOC JPMorgan Chase Bank, VRDN (b)	2,900	2,900
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 3.46%, LOC HSBC Bank USA, VRDN (b)(e)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
3.46%, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,000	5,000
3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	23,000	23,000
Illinois Dev. Fin. Auth. Wtr. Facilities Rev. (Illinois American Wtr. Co. Proj.) 3.53% (MBIA Insured), VRDN (b)(e)	9,860	9,860
Illinois Edl. Facilities Auth. Revs. Participating VRDN:
Series EGL 06 95 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	10,395	10,395
Series MACN 05 D, 3.45% (Liquidity Facility Bank of America NA) (b)(f)	7,010	7,010
Series Merlots 97 U, 3.45% (Liquidity Facility Wachovia Bank NA) (b)(f)	9,040	9,040
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1304, 3.46% (Liquidity Facility Citibank NA) (b)(f)	9,100	9,100
Series EGL 02 1301 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	5,900	5,900
Series EGL 02 1304 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	5,040	5,040
Series EGL 02 6025 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	9,900	9,900
Series EGL 7053002 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	15,225	15,225
Series MSTC 01 148, 3.47% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	12,435	12,435
Series PT 2009, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,725	4,725
Series PT 871, 3.45% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Gen. Oblig. Participating VRDN: - continued
Series Putters 02 321, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	$ 14,425	$ 14,425
Series ROC II R4536, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	5,135	5,135
Illinois Health Facilities Auth. Rev. Participating VRDN Series PA 848R, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,190	5,190
Illinois Hsg. Dev. Auth. Rev. Lehman Muni. Trust Rcpts Various States Participating VRDN Series LB 06 P38U, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	8,375	8,375
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	8,500	8,500
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series Merlots 01 A48, 3.45% (Liquidity Facility Bank of New York, New York) (b)(f)	8,880	8,880
Series Merlots 02 A23, 3.45% (Liquidity Facility Wachovia Bank NA) (b)(f)	11,735	11,735
Series MSTC 9044, 3.47% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	8,200	8,200
Series SG 3, 3.46% (Liquidity Facility Societe Generale) (b)(f)	4,000	4,000
Series SGB 19, 3.45% (Liquidity Facility Societe Generale) (b)(f)	8,675	8,675
Illinois Sales Tax Rev. Participating VRDN:
Series EGL 00 1302, 3.46% (Liquidity Facility Citibank NA) (b)(f)	5,000	5,000
Series PT 1929, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,570	7,570
Series ROC II R4542, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	4,960	4,960
Illinois Student Assistance Commission Student Ln. Rev. Series 1998 A, 3.53% (MBIA Insured), VRDN (b)(e)	1,150	1,150
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series Putters 1014, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,945	6,945
Series Putters 1355, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	27,300	27,300
Series Putters 3479, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	17,450	17,450
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,600	4,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Lake County Cmnty. Consolidated School District #46, Grayslake Participating VRDN Series Putters 1171, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 13,705	$ 13,705
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 3.45%, LOC Freddie Mac, VRDN (b)(e)	6,000	6,000
McLean & Woodford Counties Cmnty. Unit School District #5 Participating VRDN Series PT 1989, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,430	5,430
Metropolitan Pier & Exposition Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 00 1306, 3.46% (Liquidity Facility Citibank NA) (b)(f)	10,520	10,520
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series EGL 02 6001 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	4,600	4,600
Series GS 06 6Z, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	7,250	7,250
Series MSTC 266, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	14,910	14,910
Series Putters 269, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,660	2,660
Series PZ 45, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,895	4,895
Series PZ 62, 3.48% (Liquidity Facility BNP Paribas SA) (b)(f)	2,000	2,000
Series TOC 05 Z5, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	18,305	18,305
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 3.53%, LOC Harris NA, VRDN (b)(e)	3,420	3,420
Northern Illinois Univ. Revs. Participating VRDN Series PT 2320, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,100	7,100
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 3.51%, LOC Fannie Mae, VRDN (b)(e)	10,630	10,630
Roaring Fork Muni. Prods LLC Participating VRDN Series RF 05 12, 3.49% (Liquidity Facility Bank of New York, New York) (b)(f)	12,815	12,815
Rockford Indl. Dev. Rev. (Ringcan Corp. Proj.) Series 1998, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	500	500
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 3.49%, LOC JPMorgan Chase Bank, VRDN (b)(e)	9,500	9,500
Schaumburg Village Gen. Oblig. Participating VRDN Series EGL 06 81 Class A, 3.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	18,675	18,675
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN Series Merlots 01 A105, 3.45% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 3,150	$ 3,150
West Chicago Indl. Dev. Auth. Indl. Dev. Rev. (Bison Gear & Engineering Corp. Proj.) 3.56%, LOC Bank of America NA, VRDN (b)(e)	4,096	4,096
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series PT 3482, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,395	9,395
Will County Cmnty. Unit School District #365, Valley View Participating VRDN Series TOC 05 Z13, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	11,205	11,205
Will County Multi-family Hsg. Rev. (Sierena Dev. Proj.):
3.51%, LOC LaSalle Bank NA, VRDN (b)(e)	7,655	7,655
3.51%, LOC LaSalle Bank NA, VRDN (b)(e)	4,990	4,990
Winnebago County Gen. Oblig. Participating VRDN Series PT 2070, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,655	5,655
		1,139,503
Indiana - 2.7%
ABN-AMRO Muni. Tops Ctfs. Trust Participating VRDN Series 06 34, 3.51% (Liquidity Facility ABN-AMRO Bank NV) (b)(e)(f)	9,520	9,520
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 3.46%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	5,840	5,840
Baugo School Bldg. Corp. Participating VRDN Series PT 3109, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,525	5,525
Brownsburg 1999 School Bldg. Corp. Participating VRDN Series PT 3234, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,135	6,135
Carmel Clay Parks Bldg. Corp. Participating VRDN Series Putters 539, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,755	7,755
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	6,750	6,750
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 3.53%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,800	2,800
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 3.47%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	7,987	7,987
Franklin Econ. Dev. Rev. (Pedcor Investments LP-Lakeview II Proj.) 3.45%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	2,032	2,032
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 3.48%, VRDN (b)(e)	$ 19,500	$ 19,500
Indiana Bond Bank RAN 4.5% 2/1/07, LOC Bank of New York, New York	94,235	94,686
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 3.47% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	17,000	17,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series A, 3.5%, LOC Barclays Bank PLC, VRDN (b)(e)	14,600	14,600
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 3.76%, VRDN (b)(e)	7,000	7,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 3.46%, LOC JPMorgan Chase Bank, VRDN (b)(e)	6,250	6,250
Series 2002 B, 3.46%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,000	7,000
Indiana Fin. Auth. Envir. Rev.:
(Mittal Steel Co. Proj.) 3.5%, LOC Bank of Montreal, VRDN (b)(e)	8,100	8,100
(PSI Energy, Inc. Proj.) Series B, 3.46%, LOC Calyon, VRDN (b)(e)	10,500	10,500
Indiana Fin. Auth. Rev. Participating VRDN Series ROC II R6056, 3.45% (Liquidity Facility Citibank NA) (b)(f)	12,250	12,250
Indiana Health Facility Fing. Auth. Rev. Participating VRDN Series PA 972, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,400	7,400
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 05 12, 3.5% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	12,914	12,914
Series Merlots 01 A2, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	970	970
Series Merlots 97 H, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,535	2,535
Series Putters 1204, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	5,670	5,670
Series ROC II R99, 3.48% (Liquidity Facility Citibank NA) (b)(e)(f)	3,260	3,260
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series ROC RR II R 529 PB, 3.47% (Liquidity Facility Deutsche Postbank AG) (b)(f)	8,405	8,405
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series MT 33, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 5,915	$ 5,915
Series PT 3249, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,680	5,680
Indianapolis Arpt. Auth. Participating VRDN Series MSTC 06 263 Class A, 3.5% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)(f)	10,420	10,420
Indianapolis Arpt. Rev. Participating VRDN Series LB 05 L24, 3.52% (Liquidity Facility Lehman Brothers Holdings, Inc.)	16,395	16,395
Indianapolis Econ. Dev. Multi-family Hsg. Rev. 3.5%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	9,910	9,910
Indianapolis Econ. Dev. Rev.:
(Pine Glen Apts. Proj.) 3.47%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	6,300	6,300
(US LLC Proj.) Series 1996, 3.85%, LOC JPMorgan Chase Bank, VRDN (b)(e)	300	300
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MT 150, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,170	7,170
Series MT 39, 3.49% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	16,270	16,270
Series Putters 1154, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,445	9,445
Series Putters 1424, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	16,870	16,870
Indianapolis Thermal Energy Sys. Participating VRDN Series Putters 700, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	3,390	3,390
IPS Multi-School Bldg. Corp. Participating VRDN Series PT 2297, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,650	5,650
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 3.46%, LOC Bank of America NA, VRDN (b)(e)	9,435	9,435
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 3.71%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	800	800
Lawrence Econ. Dev. Rev. (Westminster Village North Proj.) 3.46%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	8,400	8,400
Muncie Indl. Dev. Rev. (Diamond Plastics Corp. Proj.) Series 1996, 3.51%, LOC Bank of America NA, VRDN (b)(e)	400	400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.):
Series 1998 A, 3.46%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	$ 10,000	$ 10,000
Series 1999 A, 3.46%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	10,000	10,000
Rockport Poll. Cont. Rev. (AK Steel Corp. Proj.) Series 1997 A, 3.46%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	10,000	10,000
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.) 3.52%, LOC Nat'l. City Bank, Indiana, VRDN (b)(e)	4,085	4,085
		459,219
Iowa - 0.5%
Iowa Fin. Auth.:
Participating VRDN:
Series 2003 L21J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	7,545	7,545
Series LB 04 L33J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	11,305	11,305
Series 2003 F, 3.45% (Liquidity Facility Wells Fargo Bank Nat'l. Assoc.), VRDN (b)(e)	5,980	5,980
Series 2005 C, 3.45% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	12,000	12,000
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 3.51%, LOC Bank of America NA, VRDN (b)(e)	2,300	2,300
Iowa Fin. Auth. Single Family Rev.:
Participating VRDN:
Series BA 00 N, 3.56% (Liquidity Facility Bank of America NA) (b)(e)(f)	6,365	6,365
Series Putters 1205, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	9,220	9,220
Series ROC II R74, 3.48% (Liquidity Facility Citibank NA) (b)(e)(f)	2,575	2,575
(Mtg. Backed Securities Prog.) Series 2004 G, 3.45% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	15,500	15,500
Tobacco Settlement Auth. Tobacco Settlement Rev. Participating VRDN Series ROC II R456CE, 3.47% (Liquidity Facility Citibank NA) (b)(f)	11,770	11,770
		84,560
Kansas - 0.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 3.46%, LOC Bank of America NA, VRDN (b)(e)	25,100	25,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kansas - continued
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 3.46% (Liquidity Facility Citibank NA) (b)(f)	$ 5,000	$ 5,000
Kansas Dev. Fin. Auth. Rev. Participating VRDN Series Putters 1193, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,560	4,560
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 3.47%, LOC Fannie Mae, VRDN (b)(e)	7,800	7,800
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN 3.25% 11/1/06	9,545	9,545
		52,005
Kentucky - 1.8%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 3.53%, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000	10,000
Danville Multi-City Lease Rev. Bonds (Kentucky League Cities Fdg. Trust Proj.) 3.56% tender 9/5/06, LOC Fifth Third Bank, Cincinnati, CP mode	45,825	45,825
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 3.5% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	4,770	4,770
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 3.5% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	48,150	48,150
Series 1993 B, 3.5% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	32,900	32,900
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 3.55%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 3.55%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 3.85%, LOC JPMorgan Chase Bank, VRDN (b)(e)	900	900
Kenton County Arpt. Board Arpt. Rev. Participating VRDN:
Series FRRI 02 L15, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	5,475	5,475
Series PT 490, 3.49% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	6,245	6,245
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 3.53%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Kentucky Higher Ed. Student Ln. Corp. Student Ln. Rev. Series 1991 E, 3.48% (AMBAC Insured), VRDN (b)(e)	23,150	23,150
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series 03 L49J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	$ 3,200	$ 3,200
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN:
Series MT 230, 3.49% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)(f)	7,450	7,450
Series MT 271, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	10,020	10,020
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 3.52%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	6,000	6,000
Laurel County Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky LLC Proj.) 3.49%, LOC Wachovia Bank NA, VRDN (b)(e)	7,300	7,300
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 3.49%, LOC Wachovia Bank NA, VRDN (b)(e)	7,450	7,450
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series EGL 06 53 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	14,000	14,000
Louisville & Jefferson County Swr. District Rev. Participating VRDN Series EGL 99 1701, 3.46% (Liquidity Facility Citibank NA) (b)(f)	6,115	6,115
Louisville Reg'l. Arpt. Auth. Sys. Rev. Participating VRDN Series LB 05 P3U, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	11,345	11,345
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 3.52% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	16,300	16,300
Series 1984 B2, 3.52% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	10,580	10,580
Series 1984 B3, 3.52% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	8,970	8,970
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 3.55%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	2,220	2,220
		298,465
Louisiana - 2.6%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN:
Series MS 973, 3.51% (Liquidity Facility Morgan Stanley) (b)(e)(f)	56,475	56,475
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - continued
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN: - continued
Series MS 996, 3.51% (Liquidity Facility Morgan Stanley) (b)(e)(f)	$ 7,315	$ 7,315
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series ROC II R4038, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(f)	8,095	8,095
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999, 3.76%, VRDN (b)(e)	7,500	7,500
Lafayette Utils. Rev. Participating VRDN Series PT 2323, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,215	5,215
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 3.49%, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,400	14,400
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 06 73 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	9,900	9,900
Series EGL 7050038 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	4,350	4,350
Series EGL 7053027 Class A, 3.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	29,700	29,700
Series ROC II R7021, 3.45% (Liquidity Facility Citibank NA) (b)(f)	12,040	12,040
Louisiana Gen. Oblig. Bonds Series MT 158, 3.14%, tender 9/28/06 (Liquidity Facility BNP Paribas SA) (b)(f)(g)	22,915	22,915
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series LB 99 A52, 3.59% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	2,070	2,070
Series MS 1066, 3.51% (Liquidity Facility Morgan Stanley) (b)(e)(f)	900	900
Series MS 1224, 3.49% (Liquidity Facility Morgan Stanley) (b)(e)(f)	25,100	25,100
Series Clipper 05 11, 3.5% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	4,859	4,859
Louisiana Office Facilities Lease Rev. Participating VRDN Series PT 2031, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,805	3,805
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series MT 46, 3.45% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	7,995	7,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - continued
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Participating VRDN:
Series EGL 06 84 Class A, 3.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	$ 34,985	$ 34,985
Series PT 3445, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	16,300	16,300
Series Putters 1304 T, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	20,945	20,945
New Orleans Aviation Board Rev. Series 1997 A, 3.6% (MBIA Insured), VRDN (b)(e)	18,745	18,745
New Orleans Fin. Auth. Single Family Mortgage Rev. Participating VRDN Series MS 1137, 3.51% (Liquidity Facility Morgan Stanley) (b)(e)(f)	22,135	22,135
New Orleans Gen. Oblig. Participating VRDN Series EGL 00 1801, 3.49% (Liquidity Facility Citibank NA) (b)(f)	5,790	5,790
Port New Orleans Board Commerce Rev. 3.47%, LOC BNP Paribas SA, VRDN (b)(e)	9,855	9,855
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 3.49%, LOC Wachovia Bank NA, VRDN (b)(e)	12,600	12,600
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 3.76%, VRDN (b)(e)	15,000	15,000
Series 1994 A, 3.76%, VRDN (b)(e)	14,700	14,700
Series 1994 B, 3.69%, VRDN (b)	9,900	9,900
Series 1995, 3.76%, VRDN (b)(e)	43,600	43,600
		447,189
Maine - 0.6%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 3.46%, LOC Bank of America NA, VRDN (b)(e)	12,500	12,500
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 184, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	3,340	3,340
Series MT 185, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	9,390	9,390
Series MT 207, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	2,760	2,760
Series MT 275, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	7,140	7,140
Maine Hsg. Auth. Mtg. Purchase Rev.:
Bonds Series F, 3.65%, tender 9/14/07 (a)(b)(e)	35,000	35,000
Participating VRDN Series BA 99 P, 3.56% (Liquidity Facility Bank of America NA) (b)(e)(f)	12,255	12,255
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maine - continued
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 3.48%, LOC Fannie Mae, VRDN (b)(e)	$ 6,300	$ 6,300
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 3.52%, LOC Bank of America NA, VRDN (b)(e)	9,000	9,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	2,000	2,000
		99,685
Maryland - 2.1%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Proj.):
3.75% tender 9/6/06, LOC Wachovia Bank NA, CP mode (e)	25,000	25,000
3.75% tender 10/3/06, LOC Wachovia Bank NA, CP mode (e)	10,000	10,000
Anne Arundel County Port Facilities Rev. Bonds:
(Baltimore Gas & Elec. Co. Proj.) Series 1985, 3.89% tender 9/8/06, LOC Wachovia Bank NA, CP mode	21,100	21,100
(Baltimore Gas & Elec. Proj.):
3.7% tender 10/2/06, LOC Wachovia Bank NA, CP mode	15,000	15,000
3.73% tender 10/6/06, LOC Wachovia Bank NA, CP mode	11,900	11,900
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 3.53%, LOC BNP Paribas SA, VRDN (b)	6,100	6,100
Baltimore County Gen. Oblig.:
(Notre Dame Preparatory School Proj.) 3.63%, LOC Manufacturers & Traders Trust Co., VRDN (b)	6,750	6,750
Series 1995, 3.48% 9/8/06, CP	33,600	33,600
3.78% 9/7/06, CP	5,000	5,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Proj.) 3.67% tender 9/1/06, LOC Wachovia Bank NA, CP mode	17,500	17,500
Baltimore Rev. Participating VRDN Series SGA 20, 3.47% (Liquidity Facility Societe Generale) (b)(f)	13,900	13,900
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
Bonds Series N, 3.72% 9/12/07 (a)(e)	21,000	21,000
Participating VRDN:
Series Floaters MT 273, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	8,350	8,350
Series LB 04 L24, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	10,825	10,825
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maryland - continued
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.: - continued
Participating VRDN:
Series LB 04 L59J, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	$ 6,650	$ 6,650
Series LB 04 L75J, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	9,140	9,140
Series MT 160, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,540	3,540
Series PT 3188, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,895	1,895
Series Putters 1206, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	8,885	8,885
Maryland Econ. Dev. Auth. Rev. (Grafco Ind. Ltd. Proj.) Series 1996, 3.46%, LOC Bank of America NA, VRDN (b)(e)	1,200	1,200
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II LLC Proj.) 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	1,600	1,600
Maryland Econ. Dev. Corp. Lease Rev. Participating VRDN Series Floaters L9J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	21,675	21,675
Maryland Energy Fing. Administration Ltd. Oblig. Rev. (Comfort Link Proj.) 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	15,000	15,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series SGA 143, 3.47% (Liquidity Facility Societe Generale) (b)(f)	8,295	8,295
Series A:
3.45% 9/7/06 (Liquidity Facility Bank of America NA), CP	16,270	16,270
3.45% 9/7/06 (Liquidity Facility Bank of America NA), CP	15,000	15,000
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN:
Series LB 04 5, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	2,100	2,100
Series MT 88, 3.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	17,810	17,810
Northeast Maryland Waste Disp. Auth. Resource Recovery Rev. Participating VRDN Series EGL 97 C2001, 3.46% (Liquidity Facility Citibank NA) (b)(f)	8,415	8,415
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Participating VRDN:
Series PT 766, 3.48% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	7,735	7,735
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maryland - continued
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Participating VRDN: - continued
Series PT 842, 3.48% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)(f)	$ 9,995	$ 9,995
Prince Georges County Econ. Dev. Rev. (Cintas Corp. #41 Proj.) 3.49%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	335	335
		361,565
Michigan - 1.9%
Detroit City School District Participating VRDN:
Series BA 02 H, 3.49% (Liquidity Facility Bank of America NA) (b)(f)	4,620	4,620
Series ROC II R4004, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	4,735	4,735
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	7,365	7,365
Series Merlots 00 I, 3.45% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,200	3,200
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 3.45% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,995	6,995
Series Putters 200, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,100	4,100
Series Putters 345, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,495	8,495
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 3.46% (Liquidity Facility Citibank NA) (b)(f)	12,520	12,520
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	995	995
Kentwood Pub. Schools Participating VRDN Series EGL 03 24 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	9,585	9,585
Michigan Bldg. Auth. Rev. Participating VRDN Series ROC II R2064, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	4,265	4,265
Michigan Gen. Oblig. Bonds Series 2005 C:
3.65% tender 10/16/06 (Liquidity Facility DEPFA BANK PLC), CP mode	12,900	12,900
3.65% tender 10/16/06 (Liquidity Facility DEPFA BANK PLC), CP mode	31,390	31,390
Michigan Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series PT 732, 3.44% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	4,300	4,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lexington Place Apts. Proj.) Series 1999 A, 3.45%, LOC Bank of America NA, VRDN (b)(e)	$ 7,520	$ 7,520
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2000 A, 3.44% (MBIA Insured), VRDN (b)(e)	39,545	39,545
Series 2002 A, 3.43% (MBIA Insured), VRDN (b)(e)	25,140	25,140
Series 2005 A, 3.48% (FSA Insured), VRDN (b)(e)	8,475	8,475
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 1999 B2, 3.49% (MBIA Insured), VRDN (b)(e)	4,400	4,400
Series 2002 A, 3.49% (MBIA Insured), VRDN (b)(e)	3,900	3,900
Series B, 3.52% (Liquidity Facility DEPFA BANK PLC), VRDN (b)(e)	12,800	12,800
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series BA 02 F, 3.49% (Liquidity Facility Bank of America NA) (b)(f)	4,995	4,995
Series EGL 00 2201, 3.46% (Liquidity Facility Citibank NA) (b)(f)	16,110	16,110
RAN Series B2, 4.5% 8/20/07, LOC Bank of Nova Scotia, New York Agcy.	47,300	47,662
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Dow Chemical Co. Proj.) 3.52%, VRDN (b)	4,700	4,700
(Fintex LLC Proj.) Series 2000, 3.57%, LOC Comerica Bank, Detroit, VRDN (b)(e)	1,410	1,410
(Majestic Ind., Inc. Proj.) 3.57%, LOC Comerica Bank, Detroit, VRDN (b)(e)	1,600	1,600
(YMCA Metropolitan Lansing Proj.) 3.48%, LOC LaSalle Bank Midwest NA, VRDN (b)	9,775	9,775
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series MT 203, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	16,125	16,125
Series Putters 836, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	7,585	7,585
		327,207
Minnesota - 1.3%
Anoka County Solid Waste Disp. Rev. Bonds (United Pwr. Assoc. Proj.) Series 1988 A, 3.83% tender 9/6/06 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode (e)	2,600	2,600
Bloomington Health Care Facilities Rev. Participating VRDN Series FRRI 03 L1J, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	17,900	17,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 3.67%, LOC LaSalle Bank NA, VRDN (b)(e)	$ 7,195	$ 7,195
(Regatta Commons Proj.) Series A, 3.67%, LOC LaSalle Bank NA, VRDN (b)(e)	3,100	3,100
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN:
Series MT 60, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	16,710	16,710
Series MT 61, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	30,540	30,540
Series PT 2816, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,540	6,540
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 3.47%, LOC Fannie Mae, VRDN (b)(e)	4,325	4,325
Elk River Independent School District #728 Participating VRDN Series Putters 1275, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,335	2,335
Farmington Ind. School District #192 Participating VRDN Series EGL 7050030 Class A, 3.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	23,380	23,380
Hennepin County Gen. Oblig. Series 1996 C, 3.5%, VRDN (b)(e)	300	300
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (b)(e)	5,600	5,600
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN:
Series MT 118, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	18,925	18,925
Series MT 120, 3.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	12,480	12,480
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series PT 1457, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,145	5,145
Series PT 1459, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,600	5,600
Series PT 2844, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,420	7,420
Series PT 735, 3.49% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	5,225	5,225
Series Putters 1029, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	7,110	7,110
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Minnesota Gen. Oblig. Participating VRDN Series Putters 1421, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 4,205	$ 4,205
Minnesota Hsg. Fin. Agcy.:
Participating VRDN:
Series LB 03 L28J, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,700	6,700
Series LB 04 L23, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,520	6,520
Series LB 06 K23, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.)(Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	5,000	5,000
Series Merlots 01 B3, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,580	1,580
Series Putters 1207, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	6,735	6,735
Series G, 3.45% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	8,705	8,705
South Washington County Independent School District #833 Participating VRDN Series Putters 1194, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,230	6,230
		228,105
Mississippi - 0.7%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 3.47%, VRDN (b)(e)	18,100	18,100
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 3.5%, LOC JPMorgan Chase Bank, VRDN (b)(e)	20,300	20,300
Mississippi Bus. Fin. Corp. Rev. (Calgon Carbon Corp. Proj.) Series 1997, 3.53%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,925	2,925
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.46%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Mississippi Dev. Bank Spl. Oblig. Participating VRDN:
Series PT 3240, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	17,865	17,865
Series Putters 667, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	2,385	2,385
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 3.46% (Liquidity Facility Citibank NA) (b)(f)	10,900	10,900
Series Putters 138, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	11,925	11,925
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mississippi - continued
Mississippi Home Corp. Multi-family Hsg. Rev.:
(Bristol Park Apts. Proj.) Series 2001 1, 3.52%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 8,200	$ 8,200
(Cambridge Park Apts. Proj.) Series 2001 3, 3.52%, LOC SouthTrust Bank NA, VRDN (b)(e)	9,800	9,800
(Colony Park Apts. Proj.) Series 1998 I, 3.52%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	8,000	8,000
Mississippi Home Corp. Single Family Rev. Participating VRDN Series PT 1446, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,405	1,405
		116,805
Missouri - 2.0%
Curators of the Univ. of Missouri RAN (Univ. of Missouri Univ. Revs. Proj.) Series FY, 4.5% 6/29/07	15,000	15,103
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (b)(e)	13,000	13,000
Kansas City Ind. Dev. Auth. Multi-family Hsg. Rev. (Orchards Apts. Proj.) 3.46%, LOC Fannie Mae, VRDN (b)(e)	10,750	10,750
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 3.47%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,300	7,300
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series Merlots 00 B10, 3.45% (Liquidity Facility Wachovia Bank NA) (b)(f)	13,255	13,255
(Lutheran High School Assoc. Proj.) 3.68%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,700	4,700
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Participating VRDN Series Putters 362, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,305	4,305
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 03 48 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	9,835	9,835
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 1990 B, 3.48%, LOC Bank of America NA, VRDN (b)(e)	32,100	32,100
Series 2005 A, 3.46% (MBIA Insured), VRDN (b)(e)	32,300	32,300
Series 2005 B, 3.45% (MBIA Insured), VRDN (b)(e)	20,000	20,000
Series 2005 C, 3.47% (MBIA Insured), VRDN (b)(e)	16,900	16,900
Series 2005 D, 3.46% (MBIA Insured), VRDN (b)(e)	2,650	2,650
Series 2005 E, 3.49% (MBIA Insured), VRDN (b)(e)	7,750	7,750
Series 2006 A, 3.46% (MBIA Insured), VRDN (b)(e)	40,000	40,000
Series 2006 B, 3.46% (MBIA Insured), VRDN (b)(e)	15,000	15,000
Series 2006 C, 3.47% (MBIA Insured), VRDN (b)(e)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.: - continued
Series 2006 D, 3.46% (MBIA Insured), VRDN (b)(e)	$ 9,700	$ 9,700
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series PT 3567, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,575	6,575
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series BA 02 K, 3.49% (Liquidity Facility Bank of America NA) (b)(e)(f)	4,150	4,150
Series Clipper 05 14, 3.5% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	10,052	10,052
Series FRRI 03 L5J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	5,815	5,815
Series FRRI A64, 3.52% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	930	930
Series LB 04 L15, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,100	4,100
Series LB 04 L35J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	5,635	5,635
Series Merlots 01 A28, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,810	1,810
Series PT 2972, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,790	3,790
Series Putters 1208, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	4,000	4,000
Series Putters 224, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,950	1,950
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.):
Series 2003 A, 3.48%, LOC Fannie Mae, VRDN (b)(e)	13,250	13,250
Series 2003 C, 3.5%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	4,050	4,050
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.):
Series 2001 A, 3.67%, LOC LaSalle Bank NA, VRDN (b)(e)	4,500	4,500
Series B, 3.67%, LOC LaSalle Bank NA, VRDN (b)(e)	15,500	15,500
		345,255
Montana - 0.3%
Montana Board of Hsg. Participating VRDN:
Series BA 00 I, 3.56% (Liquidity Facility Bank of America NA) (b)(e)(f)	3,255	3,255
Series Clipper 2006 2, 3.5% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	15,615	15,615
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Montana - continued
Montana Board of Hsg. Participating VRDN: - continued
Series LB 03 L33J, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	$ 16,125	$ 16,125
Series LB 04 6, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,955	6,955
Series Merlots 02 A19, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,780	1,780
Series Putters 1209, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	6,470	6,470
		50,200
Nebraska - 1.7%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.46%, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
Nebhelp, Inc. Rev. Series C, 3.63% (MBIA Insured), VRDN (b)(e)	15,300	15,300
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series BA 98 J, 3.56% (Liquidity Facility Bank of America NA) (b)(e)(f)	14,995	14,995
Series FRRI L31, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	1,610	1,610
Series LB 06 K52, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.)	7,200	7,200
Series Merlots 00 UU, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,975	2,975
Series 2000 F, 3.49% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	23,440	23,440
Series 2001 B, 3.49% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	20,560	20,560
Series 2001 E, 3.49% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	7,750	7,750
Series 2002 B, 3.49% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	21,675	21,675
Series 2002 F:
3.49% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	20,265	20,265
3.49% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	300	300
Series 2003 B, 3.49% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	14,205	14,205
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Series 2003 E, 3.49% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	$ 9,220	$ 9,220
Series 2004 B, 3.49% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	11,215	11,215
Series 2004 G, 3.49% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	9,775	9,775
Series 2005 B, 3.49% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	15,840	15,840
Series 2006 B, 3.49% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	17,500	17,500
Nebraska Pub. Pwr. District Rev. Participating VRDN Series EGL 04 16 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	5,330	5,330
Omaha Gen. Oblig. Participating VRDN Series EGL 04 10 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	5,065	5,065
Omaha Pub. Pwr. District Participating VRDN:
Series EGL 06 14 Class A, 3.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	22,135	22,135
Series EGL 7053008 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	27,760	27,760
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series ROC II R7008, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	8,035	8,035
		285,150
Nevada - 1.2%
Clark County Arpt. Rev. Participating VRDN:
Series EGL 720050024 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	17,205	17,205
Series MT 31, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	11,590	11,590
Series PT 2358, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,195	5,195
Series Putters 498, 3.48% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)(f)	21,155	21,155
Series Putters 910, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	5,340	5,340
Clark County Indl. Dev. Rev. Participating VRDN:
Series Floaters 04 1181, 3.48% (Liquidity Facility Morgan Stanley) (b)(e)(f)	3,170	3,170
Series MS 06 1325, 3.48% (Liquidity Facility Morgan Stanley) (b)(e)(f)	14,400	14,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - continued
Clark County School District Participating VRDN:
Series PA 1220, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 13,425	$ 13,425
Series PT 2406, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,895	5,895
Series PT 3261, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	16,010	16,010
Series Putters 1157, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	17,420	17,420
Series ROC II R2184, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	14,495	14,495
Director of State Dept. Bus. & Ind. Indl. Dev. Rev. (Valley Joist, Inc. Proj.) Series A, 3.52%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	6,845	6,845
Director of State Dept. Bus. & Ind. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) 3.8%, VRDN (b)(e)	24,900	24,900
Las Vegas Valley Wtr. District Participating VRDN Series PT 1672, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,305	5,305
Nevada Gen. Oblig. Participating VRDN Series Putters 840, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,595	2,595
Nevada Hsg. Division:
Participating VRDN Series Merlots 00 A6, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,325	1,325
(Horizon Apt. Hsg. Proj.) Series 2000 A, 3.45%, LOC Fannie Mae, VRDN (b)(e)	5,510	5,510
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series PT 3212, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,715	10,715
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series ROC II R 6078, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	9,300	9,300
		211,795
New Hampshire - 1.0%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 3, 3.5% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	52,000	52,000
Manchester Arpt. Rev. 3.49% (FGIC Insured), VRDN (b)(e)	33,195	33,195
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 3.46%, LOC Fleet Bank NA, VRDN (b)(e)	2,500	2,500
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 3.48%, LOC Wachovia Bank NA, VRDN (b)(e)	4,525	4,525
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Hampshire - continued
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 3.65%, LOC HSBC Bank USA, VRDN (b)(e)	$ 3,050	$ 3,050
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologies, Inc. Proj.) 3.5%, LOC Deutsche Bank AG, VRDN (b)(e)	20,000	20,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN:
Series BA 01 B, 3.56% (Liquidity Facility Bank of America NA) (b)(e)(f)	1,415	1,415
Series LB 05 P4, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,650	6,650
Series Merlots 00 A29, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,730	1,730
Series Merlots 00 B13, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	465	465
Series Merlots 01 A51, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,320	2,320
Series Merlots 01 A82, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,510	2,510
Series Merlots 97 F, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,065	2,065
Series PA 351, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	640	640
Series Putters 1210, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	8,185	8,185
Series Putters 1284, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	8,385	8,385
New Hampshire St Hsg. Fin. Rev. Participating VRDN Series Putters 1431, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	12,245	12,245
		161,880
New Jersey - 0.1%
New Jersey Trans. Trust Fund Auth. Participating VRDN Series PZ 111, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	20,955	20,955
New Mexico - 0.2%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series BA 04B, 3.45% (Liquidity Facility Bank of America NA) (b)(f)	10,320	10,320
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 3.48%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,785	1,785
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Mexico - continued
Espanol Indl. Dev. Rev. (Nambee Mills, Inc. Proj.) Series A, 3.62%, LOC Nat'l. City Bank, Indiana, VRDN (b)(e)	$ 480	$ 480
New Mexico Mtg. Fin. Auth. Participating VRDN:
Series Clipper 05 15, 3.5% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	11,500	11,500
Series FRRI 03 L15, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	5,080	5,080
Series Merlots 00 A9, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,345	2,345
Series Merlots 01 A37, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,110	5,110
New Mexico St Univ. Revs Participating VRDN Series PT 2342, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,185	5,185
		41,805
New York - 0.1%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 02 3, 3.49% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	1,500	1,500
Energy Northwest Elec. Rev. Participating VRDN Series MSTC 02 188, 3.47% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	10,995	10,995
New York State Mtg. Agcy. Rev. Participating VRDN Series PA 410, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,825	2,825
		15,320
New York & New Jersey - 0.9%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 3.48% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	151,450	151,450
Non State Specific - 2.3%
Clipper Tax-Exempt Trust Participating VRDN:
Series Clipper 04 11, 3.54% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	47,128	47,128
Series Clipper 05 18, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	23,875	23,875
Series Clipper 05 19, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,395	7,395
Series Clipper 2006 2, 3.56% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	10,000	10,000
Delaware, Montana & Oklahoma St. Hsg. Participating VRDN Series LB 05 L11, 3.57% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	13,010	13,010
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Non State Specific - continued
Delaware, Oklahoma & Missouri St. Hsg. Auth. Participating VRDN Series LB 04 L68J, 3.6% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	$ 19,835	$ 19,835
Illinois, Georgia & Kansas Participating VRDN Series LB 06 P30U, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	13,015	13,015
Kentucky, Ohio, Rhode Island & Texas Hsg. Fin. Agcy. Participating VRDN Series LB 05 LJ5, 3.57% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	23,430	23,430
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 015, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,685	12,685
Reset Optional Ctfs. Trust II-R Participating VRDN:
Series ROC II R8003MS, 3.51% (Liquidity Facility Citigroup, Inc.) (b)(f)	32,830	32,830
Series ROC II R8006JD, 3.51% (Liquidity Facility Citigroup, Inc.) (b)(f)	57,595	57,595
Series ROC II R8008FA, 3.51% (Liquidity Facility Citigroup, Inc.) (b)(f)	20,960	20,960
Series ROC II R8011MN, 3.51% (Liquidity Facility Citigroup, Inc.) (b)(f)	32,975	32,975
Series ROC II R8014FA, 3.51% (Liquidity Facility Citigroup, Inc.) (b)(f)	76,950	76,950
		391,683
North Carolina - 3.6%
Brunswick County Enterprise Participating VRDN PT 2235, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,330	5,330
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 3.52%, LOC Nat'l. City Bank, VRDN (b)(e)	2,400	2,400
Charlotte Arpt. Rev.:
Participating VRDN Series ROC II 99 R9, 3.48% (Liquidity Facility Citibank NA) (b)(e)(f)	3,000	3,000
Series A, 3.46% (MBIA Insured), VRDN (b)(e)	20,000	20,000
Charlotte Ctfs. of Prtn. Participating VRDN Series ROC II R4056, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	6,085	6,085
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.) 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	5,565	5,565
Forsyth County Ctfs. of Prtn. Participating VRDN:
Series ROC II R7010, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	7,030	7,030
Series ROC II R7529, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	10,815	10,815
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 3.75%, VRDN (b)(e)	$ 18,100	$ 18,100
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 3.56%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	3,150	3,150
Mecklenburg Co. Multi-family Hsg. Rev. (Sycamore Green Apartments Proj.) 3.46%, LOC Bank of America NA, VRDN (b)(e)	4,170	4,170
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones Lumber Co. Proj.) Series 2000, 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	3,600	3,600
North Carolina Cap. Facilities Fin. Agcy. Series 2001 A1, 3.57% 9/8/06, CP	2,768	2,768
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 7053004 Class A, 3.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	13,105	13,105
Series EGL 7053016 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	8,500	8,500
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Clipper 05 8, 3.49% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	33,090	33,090
Series FRRI 02 L7, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	3,725	3,725
Series FRRI 03 L17, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	1,700	1,700
Series Merlots 06 B12, 3.74% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	9,200	9,200
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN Series Putters 341, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	13,320	13,320
North Carolina State Ed. Assistance Auth. Student Ln. Rev.:
Series 2005 A1, 3.45% (AMBAC Insured), VRDN (b)(e)	60,000	60,000
Series 2005 A2, 3.48% (AMBAC Insured), VRDN (b)(e)	43,250	43,250
Series 2005 A3, 3.46% (AMBAC Insured), VRDN (b)(e)	23,500	23,500
Series 2005 A4, 3.44% (AMBAC Insured), VRDN (b)(e)	40,000	40,000
Piedmont Triad Arpt. Auth. Series B, 3.46% (XL Cap. Assurance, Inc. Insured), VRDN (b)(e)	34,010	34,010
Piedmont Triad Arpt. Auth. Spl. Facilities Rev. (Triad Int'l. Maintenance Corp. Proj.) Series 1989, 3.65%, LOC Citibank NA, VRDN (b)(e)	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
Raleigh Durham Arpt. Auth. Rev.:
Series 2006 A, 3.45% (XL Cap. Assurance, Inc. Insured), VRDN (b)(e)	$ 33,000	$ 33,000
Series 2006 B, 3.49% (XL Cap. Assurance, Inc. Insured), VRDN (b)(e)	50,000	50,000
Series 2006 C, 3.5% (XL Cap. Assurance, Inc. Insured), VRDN (b)(e)	12,000	12,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	6,900	6,900
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	30,855	30,855
3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	3,500	3,500
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	6,700	6,700
Univ. of North Carolina at Chapel Hill Rev.:
Participating VRDN Series EGL 05 3014 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	42,710	42,710
3.68% 9/12/06, CP	32,600	32,600
Wake County Hsg. Auth. Multi-family Rev. (Grove at Cary Park Apt. Proj.) Series 2001 A, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	6,840	6,840
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 3.53%, LOC Harris NA, VRDN (b)(e)	1,425	1,425
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates Proj.) Series 1999, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	5,300	5,300
		613,643
North Dakota - 0.0%
Mercer County Poll. Cont. Rev. (United Pwr. Assoc. Proj.) Series 1994 C, 3.52% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	7,850	7,850
Ohio - 1.4%
Bellefontaine Hosp. Facilities Rev. (Mary Rutan Hosp. Proj.) 3.46%, LOC Nat'l. City Bank, VRDN (b)	6,520	6,520
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 3.48% (Liquidity Facility Sallie Mae), VRDN (b)(e)	35,700	35,700
Series 1998 A2, 3.48% (Liquidity Facility Sallie Mae), VRDN (b)(e)	34,200	34,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 3.46%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 7,600	$ 7,600
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 3.55%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	5,600	5,600
Middletown Hosp. Facilities Rev. Participating VRDN Series MT 239, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,495	12,495
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 3.65%, VRDN (b)	13,700	13,700
Series A, 3.45%, LOC Barclays Bank PLC, VRDN (b)(e)	8,000	8,000
Ohio Gen. Oblig. Participating VRDN Series ROC II R1068, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	2,885	2,885
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series EGL 7053020 Class A, 3.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	17,120	17,120
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series BA 98 B, 3.56% (Liquidity Facility Bank of America NA) (b)(e)(f)	20,300	20,300
Series BA 98 Q, 3.56% (Liquidity Facility Bank of America NA) (b)(e)(f)	20,395	20,395
Series LB 03 L46J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,400	4,400
Series PT 241, 3.48% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	480	480
Series PT 582, 3.48% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	2,700	2,700
Series Putters 1334, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	2,265	2,265
(Mortgage-Backed Securities Prog.) Series B, 3.45% (Liquidity Facility Citibank NA), VRDN (b)(e)	18,500	18,500
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 3.47%, LOC Key Bank NA, VRDN (b)(e)	3,800	3,800
(Pedcor Invts. Willow Lake Apts. Proj.) Series A, 3.47%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	2,400	2,400
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 3.56%, LOC Bank of America NA, VRDN (b)(e)	8,100	8,100
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 3.55%, LOC LaSalle Bank Midwest NA, VRDN (b)(e)	700	700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 3.55%, LOC Key Bank NA, VRDN (b)(e)	$ 2,200	$ 2,200
Univ. of Cincinnati Gen. Receipts BAN Series E, 4.75% 7/6/07	7,375	7,435
		237,495
Oklahoma - 1.3%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04 3, 3.5% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	22,300	22,300
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	6,500	6,500
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	3,300	3,300
Muskogee Med. Ctr. Auth. Rev. 3.46%, LOC Bank of America NA, VRDN (b)	7,300	7,300
Oklahoma Cap. Impt. Auth. Facilities Participating VRDN Series PT 3284, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,975	8,975
Oklahoma City Gen. Oblig. Participating VRDN Series Putters 743, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,590	2,590
Oklahoma Dev. Fin. Auth. Rev.:
Bonds (ConocoPhillips Co. Proj.) 3.45%, tender 12/1/06 (b)(e)	2,000	2,000
(Shawnee Fdg. LP Proj.) Series 1996, 3.46%, LOC Bank of Nova Scotia, VRDN (b)(e)	3,100	3,100
Oklahoma Hsg. Fin. Agcy. Sf Mtg. Participating VRDN Series Putters 1380, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	10,740	10,740
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series LB 99 A5, 3.52% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	1,545	1,545
Oklahoma Hsg. Fin. Agcy. Single Family Rev. Lehman Muni. Trust Rcpts Various States Participating VRDN Series LB 06 P42, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,540	6,540
Oklahoma Student Ln. Auth. Rev.:
Series 2002 A1, 3.45% (MBIA Insured), VRDN (b)(e)	22,125	22,125
Series 2003 A2, 3.45% (MBIA Insured), VRDN (b)(e)	24,000	24,000
Series 2006 A1, 3.52% (MBIA Insured), VRDN (b)(e)	74,295	74,295
Series A, 3.45% (MBIA Insured), VRDN (b)(e)	11,000	11,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1068, 3.48% (Liquidity Facility Morgan Stanley) (b)(e)(f)	11,740	11,740
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma - continued
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 3.51%, LOC Bank of America NA, VRDN (b)(e)	$ 1,800	$ 1,800
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN Series BA 97 B2, 3.56% (Liquidity Facility Bank of America NA) (b)(f)	7,000	7,000
		226,850
Oregon - 0.9%
Clackamus County School District #7J Participating VRDN Series PT 3066, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,490	9,490
Multnomah County Hosp. Facilities Auth. Rev. Participating VRDN Series PA 1257, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,000	5,000
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 3.52%, LOC Nat'l. City Bank, PA, VRDN (b)(e)	4,155	4,155
Oregon Gen. Oblig. Participating VRDN Series ROC II R6067, 3.45% (Liquidity Facility Citibank NA) (b)(f)	10,680	10,680
Oregon Homeowner Rev. Participating VRDN:
Series MT 227, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	9,995	9,995
Series MT 228, 3.49% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)(f)	46,300	46,300
Series MT 229, 3.46% (Liquidity Facility Lloyds TSB Bank PLC) (b)(f)	14,255	14,255
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Participating VRDN Series Merlots 01 B5, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,905	5,905
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.57% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	11,750	11,750
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) 3.46%, LOC Bank of America NA, VRDN (b)(e)	5,250	5,250
(New Columbia - Trouton Proj.) 3.46%, LOC Bank of America NA, VRDN (b)(e)	24,730	24,730
		147,510
Pennsylvania - 5.5%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	10,905	10,905
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds (South Hills Health Sys. Proj.) Series 2000 A, 3.68%, tender 6/1/07, LOC PNC Bank NA, Pittsburgh (b)	$ 5,600	$ 5,600
Participating VRDN Series Putters 1281, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	20,600	20,600
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 3.52%, VRDN (b)	40,400	40,400
Berks County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Corp. Proj.) Series 96, 3.66% tender 9/6/06, CP mode (e)	16,700	16,700
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series PA 1139, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,000	6,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 3.65%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	70,300	70,300
Series 1998 A2, 3.6%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	12,805	12,805
Crawford County Indl. Dev. Auth. Rev. (Clear Lake Lumber, Inc. Proj.) Series 1997, 3.53%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,825	1,825
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series PA 1295, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	11,100	11,100
Gen. Auth. of South Central (Lutheran Social Svc. Proj.) 3.63%, LOC Manufacturers & Traders Trust Co., VRDN (b)	12,735	12,735
Harrisburg Auth. Wtr. Rev. Series A, 3.46% (FGIC Insured), VRDN (b)	11,200	11,200
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 3.53%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,500	2,500
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Corp. Proj.):
Series 1991, 3.66% tender 9/6/06, CP mode (e)	15,450	15,450
Series 1998, 3.8% tender 10/6/06, CP mode (e)	18,250	18,250
(Binney & Smith, Inc. Proj.) Series 1997 A, 3.46%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,900	1,900
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Merck & Co. Proj.) Series 2000, 3.48%, VRDN (b)(e)	17,000	17,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Giffen, Schlaegle & Pirilla Group Proj.) Series 1992 A3 Class A, 3.49%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	75	75
Series 1994 B3, 3.49%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	700	700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 1996 D5, 3.49%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	$ 1,700	$ 1,700
Series 1997 B1, 3.49%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	900	900
Series 1997 B4, 3.49%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	900	900
Series 1997 B6, 3.49%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	300	300
Series 1997 B8, 3.49%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	600	600
Series 1997 B9, 3.49%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	500	500
Pennsylvania Econ. Dev. Fing. Auth. Rev. (Westrum Hanover, LP Proj.) 3.47%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (b)(e)	5,600	5,600
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.8%, VRDN (b)(e)	10,900	10,900
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 3.805%, VRDN (b)(e)	8,400	8,400
Series B, 3.64% (Sunoco, Inc. Guaranteed), VRDN (b)(e)	6,900	6,900
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 A, 3.48% (AMBAC Insured), VRDN (b)(e)	23,200	23,200
Series 1997 A, 3.52% (AMBAC Insured), VRDN (b)(e)	18,600	18,600
Series 2000 A, 3.52% (AMBAC Insured), VRDN (b)(e)	21,800	21,800
Series 2001 B, 3.46% (FSA Insured), VRDN (b)(e)	31,200	31,200
Series 2002 B, 3.52% (FSA Insured), VRDN (b)(e)	47,200	47,200
Series A:
3.45% (AMBAC Insured), VRDN (b)(e)	183,900	183,900
3.52% (AMBAC Insured), VRDN (b)(e)	20,000	20,000
3.52% (FSA Insured), VRDN (b)(e)	79,000	79,000
Series A1, 3.52% (AMBAC Insured), VRDN (b)(e)	35,400	35,400
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.47% (Liquidity Facility Lloyds TSB Bank PLC) (b)(f)	25,700	25,700
Pennsylvania Hsg. Fin. Agcy.:
Participating VRDN:
Series PA 1235, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,400	2,400
Series PA 930, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy.: - continued
Participating VRDN:
Series PT 2190, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$ 6,440	$ 6,440
Series PT 890, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	14,380	14,380
Floater TRS TR Participating VRDN Series LB 06 P35, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	5,100	5,100
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series Putters 366Z, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Philadelphia Arpt. Rev.:
Participating VRDN Series SG 118, 3.49% (Liquidity Facility Societe Generale) (b)(e)(f)	9,715	9,715
Series 2005 C, 3.5% (MBIA Insured), VRDN (b)(e)	10,800	10,800
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN Series PA 882, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,795	3,795
Philadelphia Gen. Oblig. TRAN 4.5% 6/29/07	40,200	40,434
Philadelphia Redev. Auth. Rev. Participating VRDN Series DB 134, 3.46% (Liquidity Facility Deutsche Bank AG) (b)(e)(f)	6,800	6,800
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series EGL 7050050 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	15,305	15,305
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 3.48% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	13,320	13,320
		933,234
Rhode Island - 0.1%
Rhode Island Econ. Dev. Corp. Participating VRDN:
Series PT 2954, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,240	2,240
Series Putters 971, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	3,465	3,465
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 3.46%, LOC Fleet Bank NA, VRDN (b)(e)	5,000	5,000
		10,705
South Carolina - 1.8%
Charleston County School District Participating VRDN Series PT 2100, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	13,660	13,660
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 3.52%, VRDN (b)(e)	4,100	4,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 3.46%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 7,650	$ 7,650
Florence-Darlington Commission for Technical Ed. Spl. Fee Rev. Participating VRDN Series PT 2549, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,210	6,210
Greenville County School District Installment Purp. Rev. Participating VRDN Series PA 1367, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	16,000	16,000
Med. Univ. Hosp. Auth. Hosp. Facilities Rev. Participating VRDN Series Austin 05 A, 3.46% (Liquidity Facility Bank of America NA) (b)(f)	36,465	36,465
North Charleston Hsg. Auth. Multi-family Hsg. Rev. (Horizon Village Proj. ) Series B, 3.47%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.69%, VRDN (b)	16,000	16,000
Orangeburg County Solid Waste Disp. Facilities Rev. Participating VRDN Series Merlots 97 B, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	8,825	8,825
Piedmont Muni. Pwr. Agcy. Elec. Rev. Participating VRDN Series MSTC 06 252, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	6,860	6,860
Richland County School District #2 Participating VRDN Series PT 1646, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	18,055	18,055
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN:
Series BA 01 L, 3.56% (Liquidity Facility Bank of America NA) (b)(e)(f)	2,300	2,300
Series PA 1072, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,175	5,175
Series ROC II R398, 3.48% (Liquidity Facility Citibank NA) (b)(e)(f)	2,075	2,075
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Cedarwoods Apts. Proj.) 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	2,900	2,900
(City Heights Apt. Proj.) Series 2000 A1, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	5,620	5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	1,960	1,960
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 3.51%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(e)	1,900	1,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.: - continued
(Carolina Ceramics LLC Proj.) 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 3,600	$ 3,600
(Carolinas Recycling Group Proj.) Series 2001, 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	3,700	3,700
(Chambers Richland Co. Landfill Proj.) Series 1997, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	9,000	9,000
(Keys Printing Co. Proj.) 3.56%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,400	1,400
(Mohawk Ind., Inc. Proj.):
Series 1997 A, 3.51%, LOC Wachovia Bank NA, VRDN (b)(e)	1,100	1,100
Series 1997 B, 3.51%, LOC Wachovia Bank NA, VRDN (b)(e)	1,800	1,800
Series C, 3.51%, LOC Wachovia Bank NA, VRDN (b)(e)	6,225	6,225
(Ring Missouri LP Proj.) Series 1999, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	2,800	2,800
(Turnils North America Proj.) Series 1999, 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	6,265	6,265
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000	5,000
South Carolina Ports Auth. Ports Rev.:
Participating VRDN Series MS 06 1390X, 3.48% (Liquidity Facility Morgan Stanley) (b)(e)(f)	10,308	10,308
Series 1998 B, 3.49% (FSA Insured), VRDN (b)(e)	25,000	25,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series EGL 04 17 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	7,660	7,660
Series EGL 720053021 Class A, 3.46% (Liquidity Facility Citibank NA) (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	15,615	15,615
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series PT 2304, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,710	12,710
Series PT 2306, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,140	5,140
Series ROC II R 9016, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	6,150	6,150
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.92% tender 10/5/06, CP mode	26,000	26,000
		310,228
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Dakota - 0.6%
South Dakota Hsg. Dev. Auth.:
Participating VRDN:
Series Clipper 05 9, 3.5% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	$ 12,765	$ 12,765
Series LB 05 L18, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	11,800	11,800
Series Putters 1415, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	3,650	3,650
(Harmony Heights Proj.) Series 2001, 3.55%, LOC Fannie Mae, VRDN (b)(e)	6,500	6,500
Series 2005 G, 3.45% (Liquidity Facility DEPFA BANK PLC), VRDN (b)(e)	8,300	8,300
Series 2006 C, 3.45% (Liquidity Facility DEPFA BANK PLC), VRDN (b)(e)	41,500	41,500
3.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)(e)	10,000	10,000
Participating VRDN Series LB 06 K21, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,015	6,015
		100,530
Tennessee - 1.7%
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 3.46%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,500	4,500
Clarksville Natural Gas Acquisition Corp. Gas Rev. Participating VRDN MOTC PA 1401, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	16,295	16,295
Cookeville Reg'l. Med. Ctr. Auth. Rev. 3.46%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	22,500	22,500
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 3.46%, LOC Bank of America NA, VRDN (b)(e)	8,000	8,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN:
Series MT 241, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,995	12,995
Series PA 1351, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,950	4,950
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 3.49%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 3.5%, VRDN (b)(e)	11,600	11,600
McMinn County Indl. Dev. Board Solid Waste Disp. Facilities Rev. (Bowater, Inc. Proj.) Series 1999, 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Memphis Elec. Sys. Rev. Participating VRDN Series Putters 378, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 17,765	$ 17,765
Memphis Gen. Oblig. 3.78% 9/7/06 (Liquidity Facility WestLB AG), CP	15,000	15,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series Merlots 00 C, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	22,000	22,000
Series PT 706, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,525	5,525
Series PT 718, 3.49% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	4,995	4,995
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. 3.62% 9/5/06, CP	10,000	10,000
Metropolitan Nashville Arpt. Auth. Passenger Fac. Charge Rev. 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	9,000	9,000
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 3.51%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	5,000	5,000
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless Proj.) 3.46%, LOC LaSalle Bank NA, VRDN (b)(e)	5,000	5,000
Sevier County Pub. Bldg. Auth. Rev. Series II D1, 3.48% (AMBAC Insured), VRDN (b)(e)	16,440	16,440
Shelby County Gen. Oblig. Participating VRDN:
Series EGL 00 4201, 3.46% (Liquidity Facility Citibank NA) (b)(f)	16,045	16,045
Series EGL 01 4202, 3.46% (Liquidity Facility Citibank NA) (b)(f)	15,550	15,550
South Pittsburg Indl. Dev. Board Rev. (Lodge Manufacturing Proj.) 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(e)	500	500
Sullivan County Health, Edl. & Hosp. Rev. Participating VRDN Series LB 06 F6, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	16,870	16,870
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series BA 01 H, 3.54% (Liquidity Facility Bank of America NA) (b)(e)(f)	2,760	2,760
Series FRRI 02 L13, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,295	4,295
Series LB L32J, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	3,700	3,700
Volunteer Student Fund Corp. Student Ln. Rev.:
Series 1988 A1, 3.5%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	1,450	1,450
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Volunteer Student Fund Corp. Student Ln. Rev.: - continued
Series 1988 A2, 3.5%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	$ 5,500	$ 5,500
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 3.46%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
		293,235
Texas - 13.3%
Alliance Arpt. Auth. Spl. Facilities Rev. Participating VRDN Series GS 06 2G, 3.5% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)(f)	8,830	8,830
Austin Elec. Util. Sys. Rev. Participating VRDN Series EGL 01 4302 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	9,300	9,300
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 3.49% (Liquidity Facility Bank of America NA) (b)(f)	13,165	13,165
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 00 4303, 3.46% (Liquidity Facility Citibank NA) (b)(f)	10,195	10,195
Series ROC II R6029, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	4,975	4,975
Series ROC II R7014, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	6,345	6,345
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 3.48%, LOC JPMorgan Chase Bank, VRDN (b)	3,300	3,300
Bexar County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Rosemont at Acme Apts. Proj.) 3.47%, LOC Wachovia Bank NA, VRDN (b)(e)	6,750	6,750
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series GS 06 57, 3.45% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	6,155	6,155
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series SG B55, 3.45% (Liquidity Facility Societe Generale) (b)(f)	26,000	26,000
Brazos Hbr. Indl. Dev. Corp. Envir. Facilities Rev. Bonds (ConocoPhillips Co. Proj.) 3.8%, tender 8/1/07 (b)(e)	15,500	15,500
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
Series 2001 D1, 3.45%, LOC Wachovia Bank NA, VRDN (b)(e)	36,900	36,900
Series 2001 D2, 3.45%, LOC Wachovia Bank NA, VRDN (b)(e)	23,300	23,300
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series A2, 3.76%, VRDN (b)(e)	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Brazosport Independent School District Participating VRDN Series PT 2315, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 5,330	$ 5,330
Brownsville Independent School District Participating VRDN Series Putters 1059 B, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	6,750	6,750
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 3.46%, LOC HSBC Bank USA, VRDN (b)(e)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN Series Putters 1132, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,965	11,965
Burleson Gen. Oblig. Participating VRDN Series PT 2545, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,580	6,580
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	6,885	6,885
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 3.46%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	25,000	25,000
3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	25,000	25,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (b)(e)	3,000	3,000
Crowley Independent School District Participating VRDN Series PT 3041, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,315	12,315
Cypress-Fairbanks Independent School District:
Bonds Series AAB 02 13, 3.45%, tender 9/7/06 (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	9,940	9,940
Participating VRDN:
Series PT 1649, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	990	990
Series PT 3405, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	16,240	16,240
Series Putters 1308, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,660	8,660
Dallas Area Rapid Transit Sales Tax Rev.:
Participating VRDN Series PA 1195, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,265	5,265
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev.: - continued
3.65% 9/8/06 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	$ 20,600	$ 20,600
3.75% 9/5/06 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	6,600	6,600
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,575	6,575
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series EGL 03 20 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(e)(f)	16,800	16,800
Series LB 06 P19U, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	9,975	9,975
Series Merlots 00 II, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	14,895	14,895
Series Merlots 02 A13, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	13,620	13,620
Series Merlots 03 A34, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	4,990	4,990
Series PT 2156, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,215	5,215
Series PT 2318, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,595	5,595
Series PT 682, 3.49% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	9,005	9,005
Series Putters 1019, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,035	2,035
Series Putters 1022, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,470	4,470
Series Putters 1259, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,810	5,810
Series Putters 201, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	18,245	18,245
Series Putters 202, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	23,220	23,220
Series Putters 350, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,140	7,140
Series Putters 353, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,220	7,220
Series Putters 354, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,000	5,000
Series Putters 355, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,995	7,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN: - continued
Series Putters 604, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	$ 2,145	$ 2,145
Series Putters 778, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,015	4,015
Series RF 03 4, 3.56% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	17,230	17,230
Series ROC II R268, 3.48% (Liquidity Facility Citibank NA) (b)(e)(f)	3,000	3,000
Dallas Gen. Oblig. Participating VRDN Series Putters 598, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,865	5,865
Dallas Independent School District Participating VRDN Series PT 2181, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,600	3,600
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series EGL 06 109 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	22,295	22,295
Denton County Gen. Oblig. Participating VRDN Series PT 2983, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,900	6,900
Dripping Springs Independent School District Participating VRDN Series PT 3107, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,045	9,045
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 3.53%, LOC Harris NA, VRDN (b)(e)	4,200	4,200
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 3.47% (Liquidity Facility Societe Generale) (b)(f)	6,000	6,000
Ector County Independent School District Participating VRDN Series EGL 02 4301 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	4,120	4,120
Edinburg Consolidated Independent School District Participating VRDN Series Putters 1027, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	11,690	11,690
Fort Bend County Hsg. Fin. Corp. Single Family Rev. Participating VRDN Series FRRI 02 L14, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	1,975	1,975
Frenship Independent School District Participating VRDN Series PT 3036, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,965	5,965
Frisco Gen. Oblig. Participating VRDN Series PT 1933, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	16,010	16,010
Frisco Independent School District Participating VRDN Series SGC 06 1, 3.45% (Liquidity Facility Societe Generale) (b)(f)	5,700	5,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 3.6%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 1,100	$ 1,100
Garland Hsg. Fin. Corp. Multi-family Hsg. Rev. (Primrose at Crist Apts. Proj.) 3.5%, LOC Wachovia Bank NA, VRDN (b)(e)	6,900	6,900
Garland Independent School District Participating VRDN Series ROC II R2213, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	5,335	5,335
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 3.7%, LOC SunTrust Banks, Inc., VRDN (b)(e)	4,075	4,075
Granbury Independent School District Participating VRDN Series PT 3080, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,635	7,635
Grapevine Gen. Oblig. Participating VRDN Series PT 3055, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,280	5,280
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds Series 1993 B, 3.78%, tender 6/1/07, LOC State Street Bank & Trust Co., Boston (b)(e)	15,000	15,000
Gulf Coast Indl. Dev. Auth. (Mueller Flow Tech., Inc. Proj.) Series 1997, 3.51%, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,280	3,280
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.):
3.5% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(e)	15,000	15,000
3.5% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(e)	12,700	12,700
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.46%, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,000	14,000
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 3.59%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	4,425	4,425
Harris County Flood Cont. District Participating VRDN Series PT 3277, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,990	2,990
Harris County Gen. Oblig. Participating VRDN:
Series EGL 06 2 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	5,580	5,580
Series PT 1623, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,955	5,955
Series Putters 1172Z, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,835	5,835
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Baypointe Apts. Proj.) 3.53%, LOC Citibank NA, VRDN (b)(e)	$ 6,800	$ 6,800
(Louetta Village Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (b)(e)	7,100	7,100
(Primrose Aldine Bender Apt. Proj.) 3.47%, LOC Fannie Mae, VRDN (b)(e)	6,170	6,170
(Primrose at Bammel Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (b)(e)	12,600	12,600
(Quail Chase Apts. Proj.) Series 1999, 3.46%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	11,110	11,110
(Wellington Park Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (b)(e)	13,350	13,350
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 3.51%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	7,250	7,250
Hays Consolidated Independent School District Participating VRDN Series PT 2543, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,000	4,000
Houston Arpt. Sys. Rev.:
Participating VRDN:
Series LB 06 K20, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	5,025	5,025
Series Merlots 01 B4, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	4,670	4,670
Series MSTC 00 98, 3.47% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	19,965	19,965
Series PT 1468, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	10,130	10,130
Series ROC II R40, 3.48% (Liquidity Facility Citibank NA) (b)(e)(f)	10,125	10,125
Series ROC II R41, 3.48% (Liquidity Facility Citibank NA) (b)(e)(f)	12,825	12,825
Series A, 3.8% 9/6/06, LOC Dexia Cr. Local de France, CP (e)	12,500	12,500
Houston Gen. Oblig. Participating VRDN Series PT 2974, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,455	7,455
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 3.53%, LOC Citibank NA, VRDN (b)(e)	5,000	5,000
(Little Nell Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (b)(e)	13,700	13,700
(Mayfair Park Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (b)(e)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Independent School District Participating VRDN:
Series PT 3161, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 8,035	$ 8,035
Series PT 3402, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	16,130	16,130
Series Putters 1078 B, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,755	5,755
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 3.53%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,730	4,730
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	7,635	7,635
Houston Util. Sys. Rev. Participating VRDN:
ROC II R 4063, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	9,955	9,955
Series PA 1372R, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	15,830	15,830
Series PT 3197, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	15,180	15,180
Series TOC 04 A, 3.45% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	12,600	12,600
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 02 4302 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	21,830	21,830
Series GS 06 37TPZ, 3.48% (Liquidity Facility Wells Fargo & Co.) (b)(f)	6,350	6,350
Hutto Independent School District Participating VRDN Series ROC II R434, 3.45% (Liquidity Facility Citibank NA) (b)(f)	4,200	4,200
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 3.52%, VRDN (b)(e)	6,300	6,300
Katy Independent School District Participating VRDN Series PT 1598, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,600	5,600
Lancaster Independent School District Participating VRDN Series PA 1264, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,500	7,500
Laredo Int'l. Toll Bridge Rev. Participating VRDN Series PT 3106, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,855	6,855
Leander Independent School District Participating VRDN Series Piper 2005 C, 3.49% (Liquidity Facility Bank of New York, New York) (b)(f)	8,840	8,840
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Lower Colorado River Auth. Rev.:
Participating VRDN:
Series EGL 00 4302, 3.46% (Liquidity Facility Citibank NA) (b)(f)	$ 6,000	$ 6,000
Series EGL 01 4313 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	7,500	7,500
Series PT 2004, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,740	5,740
3.8% 9/6/06, LOC JPMorgan Chase Bank, LOC WestLB AG, CP	14,900	14,900
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) 3.46%, LOC Bank of America NA, VRDN (b)(e)	7,550	7,550
Lubbock Gen. Oblig. Participating VRDN Series ROC II R4532, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	5,130	5,130
Mabank Independent School District Participating VRDN Series ROC RR II R 7033, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	7,085	7,085
McAllen Independent School District Participating VRDN:
Series PT 3082, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,780	11,780
Series SGB 61, 3.45% (Liquidity Facility Societe Generale) (b)(f)	15,305	15,305
McAllen Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 1064, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,880	5,880
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 3.49%, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,500	5,500
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 3.8%, LOC Bank of America NA, VRDN (b)(e)	7,200	7,200
Montgomery County Gen. Oblig. Participating VRDN Series PT 2339, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,885	6,885
Montgomery County Hsg. Fin. Corp. Multifamily Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 3.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	7,820	7,820
North Harris Montgomery Cmnty. College District Rev. Participating VRDN Series Putters 1091 B, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,955	5,955
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1991 C, 3.48% (AMBAC Insured), VRDN (b)(e)	10,000	10,000
Series 1991 F, 3.48% (AMBAC Insured), VRDN (b)(e)	12,500	12,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
North Texas Higher Ed. Auth. Student Ln. Rev.: - continued
Series 2005 C, 3.48%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	$ 45,600	$ 45,600
Series 2006 A, 3.48% (AMBAC Insured), VRDN (b)(e)	33,245	33,245
Series A, 3.48% (AMBAC Insured), VRDN (b)(e)	4,900	4,900
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 593 PB, 3.47% (Liquidity Facility Deutsche Postbank AG) (b)(f)	8,490	8,490
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series EGL 720050025 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	8,000	8,000
Northside Independent School District Participating VRDN:
Series PT 2254, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,370	5,370
Series ROC II R6071, 3.45% (Liquidity Facility Citibank NA) (b)(f)	2,195	2,195
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 3.46% (Liquidity Facility Citibank NA) (b)(f)	9,500	9,500
Pasadena Gen. Oblig. Participating VRDN Series Putters 1037, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,525	5,525
Pearland Gen. Oblig. Participating VRDN Series PT 2364, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,755	5,755
Plano Independent School District Participating VRDN Series ROC II R2106, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	6,430	6,430
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp. Proj.) 3.48%, LOC JPMorgan Chase Bank, VRDN (b)	6,150	6,150
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 3.67% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(e)	8,300	8,300
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 3.62%, VRDN (b)(e)	50,630	50,630
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.45% (Liquidity Facility Societe Generale) (b)(f)	3,500	3,500
Roaring Fork Muni. Prods LLC Participating VRDN Series RF 06 3 Class A, 3.48% (Liquidity Facility Bank of New York, New York) (b)(f)	7,057	7,057
Rockwell Independent School District Participating VRDN Series MSTC 06 270 Class A, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	16,000	16,000
San Antonio Arpt. Sys. Rev. Participating VRDN:
Series MT 136, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Arpt. Sys. Rev. Participating VRDN: - continued
Series PT 2796, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$ 5,985	$ 5,985
Series Putters 888, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	6,330	6,330
Series Stars 107, 3.49% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	8,555	8,555
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series PT 2649, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	13,020	13,020
Series Putters 1121, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,805	6,805
Series Putters 771, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	4,645	4,645
San Antonio Gen. Oblig. Participating VRDN Series ROC II R7519, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	5,125	5,125
San Antonio Independent School District Bonds Series AAB 01 28, 3.46%, tender 9/7/06 (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	15,500	15,500
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 3.51%, LOC Bank of America NA, VRDN (b)(e)	3,300	3,300
San Antonio Wtr. Sys. Rev. Participating VRDN Series Putters 1196, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,210	14,210
San Marcos Consolidated Independent School District Participating VRDN Series PT 2284, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,725	8,725
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 3.48%, LOC JPMorgan Chase Bank, VRDN (b)	8,725	8,725
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series PT 3425, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	18,755	18,755
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	3,100	3,100
Texas Dept. Hsg. & Cmnty. Affairs Mtg. Rev. Participating VRDN Series LB 04 L2, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,385	4,385
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series LB 05 L4J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	8,575	8,575
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev.:
Participating VRDN:
Series FRRI 02 L9, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	$ 9,110	$ 9,110
Series LB 04 L16, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,780	4,780
Series LB 04 L79, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	9,750	9,750
Series ROC II R178, 3.48% (Liquidity Facility Citibank NA) (b)(e)(f)	4,145	4,145
Series 2004 B, 3.48% (FSA Insured), VRDN (b)(e)	20,300	20,300
Series 2004 D, 3.46% (FSA Insured), VRDN (b)(e)	5,800	5,800
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev.:
(Bristol Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (b)(e)	4,000	4,000
(Chisholm Trail Proj.) 3.47%, LOC Fannie Mae, VRDN (b)(e)	6,000	6,000
(Lafayette Village Apts. Proj.) 3.5%, LOC Bank of America NA, VRDN (b)(e)	7,000	7,000
(Pinnacle Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
(Post Oak East Apts. Proj.) Series A, 3.47%, LOC Fannie Mae, VRDN (b)(e)	8,000	8,000
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.):
3.65%, tender 9/1/06 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	14,925	14,925
3.65%, tender 9/1/06 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	3,110	3,110
3.65%, tender 9/1/06 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	3,670	3,670
3.65%, tender 9/1/06 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	5,565	5,565
3.65%, tender 9/1/06 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	4,975	4,975
Participating VRDN:
Series FRRI 01 L41, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	10,000	10,000
Series MACN 05 I, 3.45% (Liquidity Facility Bank of America NA) (b)(f)	4,695	4,695
Series PA 1063, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	8,995	8,995
Series PA 975, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,495	7,495
Series PT 3026, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,160	4,160
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Participating VRDN:
Series PT 3049, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 8,510	$ 8,510
Series Putters 1016, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,315	3,315
(Veterans Hsg. Assistance Prog.):
Fund II Series 2002 A2:
3.48%, VRDN (b)(e)	8,510	8,510
3.48%, VRDN (b)(e)	11,650	11,650
Series A, 3.52% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	24,835	24,835
(Veterans Land Proj.) Series A, 3.48%, VRDN (b)(e)	29,315	29,315
Series IIB, 3.52% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	9,795	9,795
TRAN 4.5% 8/31/07	190,000	191,719
Texas Hsg. Corp. Participating VRDN Series LB 05 L16, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	21,382	21,382
Texas Pub. Fin. Auth. Series 2002 A, 3.65% 9/8/06 (Liquidity Facility Texas Gen. Oblig.), CP	15,600	15,600
Texas Pub. Fin. Auth. Rev.:
Bonds Series 2003 C-1, 3.68% tender 9/8/06, CP mode	4,000	4,000
Series 2003, 3.6% 9/8/06, CP	13,600	13,600
Texas St Dept. Hsg. & Cmnty. Affa (Residences at Sunset Pointe Proj.) 3.52%, LOC Bank of America NA, VRDN (b)(e)	15,000	15,000
Texas St. College Student Ln. Floater TRS TR Participating VRDN Series LB 06 K38, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	5,560	5,560
Texas Tpk. Auth. 1 Tier Rev. Participating VRDN Series EGL 02 6004 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	12,650	12,650
Texas Tpk. Auth. Central Tpk. Sys. Rev. Participating VRDN:
Series MSTC 256, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	11,260	11,260
Series Stars 06 155, 3.48% (Liquidity Facility BNP Paribas SA) (b)(f)	9,580	9,580
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series Putters 1297, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	26,165	26,165
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 3.47%, LOC Fannie Mae, VRDN (b)(e)	6,700	6,700
Univ. of Texas Univ. Revs. Participating VRDN:
Series EGL 06 108 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	18,810	18,810
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Univ. of Texas Univ. Revs. Participating VRDN: - continued
Series Putters 1328, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 4,000	$ 4,000
Series Putters 584, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Victory Street Pub. Facility Corp. Multi-family Hsg. Rev. (Uvalde Ranch Apts. Proj.) 3.5%, LOC Bank of America NA, VRDN (b)(e)	6,650	6,650
Waxahachie Gen. Oblig. Participating VRDN Series PT 2273, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,510	5,510
Ysleta Independent School District Participating VRDN Series Putters 1039, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	8,860	8,860
		2,263,898
Utah - 0.3%
Central Utah Wtr. Conservancy District Wtr. Conservancy Rev. Participating VRDN Series ROC II R2202, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	8,525	8,525
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series EGL 96 C4402 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	2,891	2,891
Salt Lake County Hosp. Rev. Participating VRDN Series PT 877, 3.45% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	9,990	9,990
Toole City Indl. Dev. Rev. (Nelson & Sons Proj.) Series 1997, 3.55%, LOC Key Bank NA, VRDN (b)(e)	190	190
Utah Board of Regents Student Ln. Rev.:
Series 1996 Q, 3.48% (AMBAC Insured), VRDN (b)(e)	19,300	19,300
Series W, 3.48% (AMBAC Insured), VRDN (b)(e)	10,000	10,000
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (b)(e)	8,485	8,485
		59,381
Vermont - 0.7%
Univ. of Vermont and State Agricultural College Participating VRDN Series EGL 06 86 Class A, 3.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	15,475	15,475
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. Participating VRDN Series Merlots 00 B7, 3.45% (Liquidity Facility Wachovia Bank NA) (b)(f)	10,190	10,190
Vermont Hsg. Fin. Agcy. Single Family:
Participating VRDN:
Series LB 04 L13, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	2,635	2,635
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Vermont - continued
Vermont Hsg. Fin. Agcy. Single Family: - continued
Participating VRDN:
Series LB 04 L76, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	$ 5,400	$ 5,400
Series 17 A, 3.48% (FSA Insured), VRDN (b)(e)	7,115	7,115
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 3.5%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	7,400	7,400
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2005 QQ, 3.48% (AMBAC Insured), VRDN (b)(e)	64,385	64,385
		112,600
Virginia - 2.8%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 3.47%, LOC Fannie Mae, VRDN (b)(e)	17,000	17,000
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apartments) 3.47%, LOC RBC Centura Bank, Rocky Mount, VRDN (b)(e)	14,000	14,000
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 3.53%, LOC Harris NA, VRDN (b)(e)	960	960
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.46%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,000	7,000
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN:
Series PT 2133, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,000	11,000
Series PT 886, 3.5% (Liquidity Facility Lloyds TSB Bank PLC) (b)(f)	13,600	13,600
Fairfax County Econ. Dev. Auth. Resource Recovery Rev. Bonds (Covanta Energy Corp. Proj.) 5.95% 2/1/07 (AMBAC Insured) (e)	4,000	4,034
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	3,500	3,500
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN Series EGL 06 91 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	14,700	14,700
Halifax County Indl. Dev. Auth. Exempt Facilities Rev. Participating VRDN Series PA 1104, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,245	5,245
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 3.93% tender 9/6/06, CP mode (e)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 10,000	$ 10,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1987:
3.87% tender 9/7/06, CP mode	13,100	13,100
3.91% tender 9/5/06, CP mode	1,700	1,700
Series 84:
3.73% tender 9/18/06, CP mode	4,000	4,000
3.75% tender 9/14/06, CP mode	2,400	2,400
3.8% tender 9/25/06, CP mode	2,000	2,000
3.83% tender 9/21/06, CP mode	2,400	2,400
3.85% tender 9/8/06, CP mode	3,400	3,400
3.85% tender 9/20/06, CP mode	3,600	3,600
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series ROC II R322, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	20,945	20,945
Norfolk Econ. Dev. Auth. New Empowerment Zone Facility Rev. (Metropolitan Machine Corp. Proj.) 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	6,100	6,100
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 3.51%, LOC Wachovia Bank NA, VRDN (b)(e)	3,885	3,885
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev. (Ocean Marine LLC Proj.) Series 2001 B, 3.51%, LOC Wachovia Bank NA, VRDN (b)(e)	3,000	3,000
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility Rev. (Ocean Marine LLC Proj.) Series A, 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	6,000	6,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 3.88% tender 9/6/06, CP mode	11,200	11,200
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp. Proj.) Series 2000, 3.46%, LOC Wachovia Bank NA, VRDN (b)(e)	8,010	8,010
Richmond Pub. Util. Rev. Participating VRDN Series EGL 06 50 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	5,800	5,800
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 3.49%, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000	10,000
Univ. of Virginia Univ. Revs. Participating VRDN Series EGL 03 30 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	3,300	3,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series EGL 99 4601, 3.46% (Liquidity Facility Citibank NA) (b)(f)	$ 7,000	$ 7,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg.:
Bonds:
Series 2006 D, 3.75%, tender 9/19/06 (b)(e)	198,900	198,900
Series 2006 E, 3.9%, tender 2/13/07 (b)(e)	8,700	8,700
Participating VRDN:
Series Merlots 06 B18, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	7,865	7,865
Series PT 3432, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	10,445	10,445
Virginia Port Auth. Commonwealth Port Rev. Participating VRDN:
Series DB 138, 3.48% (Liquidity Facility Deutsche Bank AG) (b)(e)(f)	7,240	7,240
Series PT 2671, 3.48% (Liquidity Facility Dexia Cr. Local de France) (b)(e)(f)	2,630	2,630
Virginia St Hsg. Dev. Auth. Participating VRDN Series Merlots 06 B16, 3.74% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,325	5,325
		469,984
Washington - 4.0%
Bellevue Gen. Oblig. Participating VRDN Series EGL 04 1011 Class A, 3.46% (Liquidity Facility Citibank NA) (b)(f)	6,050	6,050
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 755, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	2,230	2,230
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series Merlots 00 R, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	14,955	14,955
Series Merlots 01 B1, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	6,985	6,985
Series PA 1047, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	8,995	8,995
Series PT 950, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,995	4,995
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev. Participating VRDN:
Series PT 3062, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,360	6,360
Series PT 3063, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,795	2,795
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1392, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 5,240	$ 5,240
Series Putters 242, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,575	1,575
Series Putters 256, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,800	2,800
Series ROC II R152, 3.45% (Liquidity Facility Citibank NA) (b)(f)	4,465	4,465
Everett Indl. Dev. Corp. Exempt Facilities Rev. 3.5%, VRDN (b)(e)	3,200	3,200
Goat Hill Properties Lease Rev.:
Bonds Series Putters 957, 3.6%, tender 9/24/06 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)(g)	7,325	7,325
Participating VRDN Series Putters 705, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	1,555	1,555
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Participating VRDN Series MT 69, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,025	5,025
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 3.46%, LOC Bank of America NA, VRDN (b)(e)	5,785	5,785
King County Rural Library District Participating VRDN:
Series PT 3053, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	17,845	17,845
Series Putters 1009, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,910	5,910
King County School District #401 Highline Pub. Schools Participating VRDN:
Series ROC II R4561, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	5,250	5,250
Series ROC RR II R 2151, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	5,275	5,275
King County School District #408 Auburn Participating VRDN Series PT 3090, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,315	6,315
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 3.45% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,300	6,300
Series PA 1179, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,480	8,480
Pierce County School District #403 Bethel Participating VRDN Series PT 1647, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,175	11,175
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Port of Seattle Gen. Oblig.:
Participating VRDN Series Stars 128, 3.48% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	$ 9,440	$ 9,440
Series 2002 B2, 3.72% 9/8/06, LOC Bayerische Landesbank Girozentrale, CP (e)	2,410	2,410
Port of Seattle Passenger Facilities Charge Rev. Participating VRDN Series MT 110, 3.48% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	9,320	9,320
Port of Seattle Rev.:
Participating VRDN:
Series MS 1169X, 3.48% (Liquidity Facility Morgan Stanley) (b)(e)(f)	10,283	10,283
Series MT 268, 3.47% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)(f)	7,850	7,850
Series PA 752, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,995	4,995
Series PT 3475, 3.48% (Liquidity Facility Dexia Cr. Local de France) (b)(e)(f)	6,950	6,950
Series PT 728, 3.48% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	4,430	4,430
Series Putters 1462, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,700	2,700
Series ROC II R362, 3.48% (Liquidity Facility Citibank NA) (b)(e)(f)	8,850	8,850
Series ROC II R7015, 3.45% (Liquidity Facility Citigroup, Inc.) (b)(f)	3,980	3,980
Series 1997, 3.49%, LOC Fortis Banque SA, VRDN (b)(e)	101,830	101,830
Series 2001 B1, 3.67% 9/6/06, LOC Bank of America NA, CP (e)	10,680	10,680
3.48%, LOC Fortis Banque SA, VRDN (b)(e)	8,500	8,500
Port of Tacoma Rev.:
Participating VRDN Series MS 06 1323, 3.48% (Liquidity Facility Morgan Stanley) (b)(e)(f)	21,315	21,315
Series B, 3.8% 9/14/06, LOC WestLB AG, CP (e)	9,000	9,000
Port Tacoma Gen. Oblig. Participating VRDN Series PA 1185, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	17,970	17,970
Seattle Drainage & Wastewtr. Rev. Participating VRDN:
Series PA 1175, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,490	8,490
Series PT 2241, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,585	6,585
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 1990, 3.45% tender 10/26/06, LOC JPMorgan Chase Bank, CP mode	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Seattle Port Participating VRDN Series LB 06 P31U, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	$ 7,065	$ 7,065
Seattle Wtr. Sys. Rev. Participating VRDN Series SGA 90, 3.47% (Liquidity Facility Societe Generale) (b)(f)	15,815	15,815
Snohomish County Pub. Util. District #1 Elec. Rev. Participating VRDN Series ROC II R6055, 3.45% (Liquidity Facility Citibank NA) (b)(f)	7,420	7,420
Thurston Co. School District #111 Participating VRDN Serie Putters 1108, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	8,745	8,745
U.S. Bancorp Piper Jaffray Fdg. Trust Participating VRDN Series FRRI 02 B, 3.46% (Liquidity Facility Bank of New York, New York) (b)(f)	2,715	2,715
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 3.51%, LOC Bank of America NA, VRDN (b)(e)	1,800	1,800
Washington Econ. Dev. Fin. Auth. Lease Participating VRDN Series PT 3282, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,565	10,565
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 3.46%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	3,500	3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D:
3.46%, LOC JPMorgan Chase Bank, VRDN (b)(e)	8,000	8,000
3.46%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	9,000	9,000
Series E, 3.46%, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,000	5,000
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4704, 3.46% (Liquidity Facility Citibank NA) (b)(f)	5,600	5,600
Series EGL 00 4705, 3.46% (Liquidity Facility Citibank NA) (b)(f)	16,300	16,300
Series Piper 05 B, 3.49% (Liquidity Facility Bank of New York, New York) (b)(f)	9,190	9,190
Series PT 1856, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,510	5,510
Series PT 2093, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,840	2,840
Series PT 2562, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,730	2,730
Series PT 3293, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,845	7,845
Series Putters 1399, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,765	8,765
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series Putters 1422, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 6,060	$ 6,060
Series PZ 102, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,940	11,940
Series ROC II R6070, 3.45% (Liquidity Facility Citibank NA) (b)(f)	8,660	8,660
Washington Health Care Facilities Auth. Rev. Participating VRDN Series ROC II R510CE, 3.47% (Liquidity Facility Citibank NA) (b)(f)	9,000	9,000
Washington Hsg. Fin. Commission Participating VRDN:
Series LB 04 8, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,000	4,000
Series LB 05 L17, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,505	6,505
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 3.5%, LOC Fannie Mae, VRDN (b)(e)	10,000	10,000
(Cedar Ridge Retirement Proj.) Series 2005 A, 3.67%, LOC Wells Fargo Bank Nat'l. Assoc., VRDN (b)(e)	3,525	3,525
(Fairwinds Redmond Proj.) Series A, 3.5%, LOC Bank of America NA, VRDN (b)(e)	7,500	7,500
(Merrill Gardens at Queen Anne Proj.) Series A, 3.68%, LOC Bank of America NA, VRDN (b)(e)	8,680	8,680
(Merrill Gardens at Renton Centre Proj.) Series A, 3.68%, LOC Bank of America NA, VRDN (b)(e)	10,395	10,395
(Pinehurst Apts. Proj.) Series A, 3.5%, LOC Bank of America NA, VRDN (b)(e)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 3.47%, LOC Fannie Mae, VRDN (b)(e)	4,100	4,100
(The Lodge at Eagle Ridge Proj.) Series A, 3.68%, LOC Bank of America NA, VRDN (b)(e)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 3.47%, LOC Fannie Mae, VRDN (b)(e)	5,250	5,250
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 3.47%, LOC Fannie Mae, VRDN (b)(e)	8,225	8,225
Washington St Univ. Revs Participating VRDN Series ROC II R 595PB, 3.47% (Liquidity Facility Deutsche Postbank AG) (b)(f)	8,105	8,105
		688,798
West Virginia - 0.3%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 3.88% tender 9/8/06, CP mode (e)	7,400	7,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
West Virginia - continued
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.49%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 8,420	$ 8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 B, 3.5%, LOC Deutsche Bank AG, VRDN (b)(e)	8,260	8,260
Series 1990 D, 3.5%, LOC Deutsche Bank AG, VRDN (b)(e)	12,800	12,800
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 3.71%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	4,170	4,170
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.49%, LOC Wachovia Bank NA, VRDN (b)(e)	6,580	6,580
		47,630
Wisconsin - 1.9%
Milwaukee County Gen. Oblig. RAN 4.5% 8/30/07	35,150	35,464
Northland Pines School District Participating VRDN Series PT 2257, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,590	10,590
Platteville Indl. Dev. Rev. (Woodward Communications Proj.) 3.53%, LOC Harris NA, VRDN (b)(e)	2,400	2,400
Pleasant Prairie Gen. Oblig. 3.47% (XL Cap. Assurance, Inc. Insured), VRDN (b)	9,850	9,850
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 3.53%, LOC Harris NA, VRDN (b)(e)	2,700	2,700
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 3.7%, LOC Harris NA, VRDN (b)(e)	945	945
Raymond Indl. Dev. Rev. (Richard S. Werner, Inc. Proj.) Series 1996, 3.7%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,425	1,425
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 3.52%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,425	1,425
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 3.48%, LOC Wells Fargo Bank Nat'l. Assoc., VRDN (b)(e)	1,800	1,800
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 3.7%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,275	1,275
Wilmot Union High School District Participating VRDN Series PT 2258, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,590	9,590
Wisconsin Gen. Oblig. Participating VRDN:
Series EGL 94 4904 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(e)(f)	1,250	1,250
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Gen. Oblig. Participating VRDN: - continued
Series Putters 531, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 8,455	$ 8,455
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series PA 970, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,000	3,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN:
Series PA 1331, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,340	6,340
Series PT 3456, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	12,085	12,085
Series ROC II R397, 3.48% (Liquidity Facility Citibank NA) (b)(e)(f)	2,850	2,850
Series 2002 I, 3.48% (FSA Insured), VRDN (b)(e)	7,600	7,600
Series 2003 B, 3.48% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	40,650	40,650
Series 2004 E, 3.48% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	17,300	17,300
Series 2005 C, 3.48% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	8,325	8,325
Series 2005 D, 3.48% (Liquidity Facility DEPFA BANK PLC), VRDN (b)(e)	68,275	68,275
Series 2006 A, 3.45% (Liquidity Facility DEPFA BANK PLC), VRDN (b)(e)	32,000	32,000
Series E, 3.48% (Liquidity Facility Fed. Home Ln. Bank - Chicago), VRDN (b)(e)	10,890	10,890
3.48% (Liquidity Facility Fed. Home Ln. Bank - Chicago), VRDN (b)(e)	7,110	7,110
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.:
Series 2002 A, 3.48% (MBIA Insured), VRDN (b)(e)	7,115	7,115
Series 2002 B, 3.48% (MBIA Insured), VRDN (b)(e)	3,005	3,005
Wisconsin Pub. Pwr., Inc. Sys. Pwr. Supply Sys. Rev., Participating VRDN Series Putters 1150, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,990	5,990
		319,704
Municipal Securities - continued
	Shares	Value (Note 1) (000s)
Other - 4.1%
Fidelity Municipal Cash Central Fund, 3.61% (c)(d)	690,441,200	$ 690,441
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $16,564,392)		16,564,392
NET OTHER ASSETS - 2.7%		457,908
NET ASSETS - 100%		$ 17,022,300
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,240,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Goat Hill Properties Lease Rev. Bonds Series Putters 957, 3.6%, tender 9/24/06 (Liquidity Facility JPMorgan Chase & Co.)	6/15/05	$ 7,325
Louisiana Gen. Oblig. Bonds Series MT 158, 3.14%, tender 9/28/06 (Liquidity Facility BNP Paribas SA)	9/29/05	$ 22,915
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Municipal Cash Central Fund	$ 31,822
Income Tax Information
At August 31, 2006, the fund had a capital loss carryforward of approximately $588,000 all of which will expire on August 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,873,951)	$ 15,873,951
Affiliated Central Funds (cost $690,441)	690,441
Total Investments (cost $16,564,392)		$ 16,564,392
Cash		334,890
Receivable for fund shares sold		282,020
Interest receivable		108,107
Prepaid expenses		16
Other receivables		4,607
Total assets		17,294,032

Liabilities
Payable for investments purchased Regular delivery	$ 14,444
Delayed delivery	59,500
Payable for fund shares redeemed	187,879
Distributions payable	773
Accrued management fee	3,849
Other affiliated payables	4,567
Other payables and accrued expenses	720
Total liabilities		271,732

Net Assets		$ 17,022,300
Net Assets consist of:
Paid in capital		$ 17,023,248
Distributions in excess of net investment income		(175)
Accumulated undistributed net realized gain (loss) on investments		(773)
Net Assets, for 17,020,532 shares outstanding		$ 17,022,300
Net Asset Value, offering price and redemption price per share ($17,022,300 ÷ 17,020,532 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2006

Investment Income
Interest		$ 497,785
Income from affiliated Central Funds		31,822
Total income		529,607

Expenses
Management fee	$ 45,710
Transfer agent fees	25,928
Accounting fees and expenses	1,062
Independent trustees' compensation	68
Custodian fees and expenses	244
Registration fees	509
Audit	121
Legal	68
Miscellaneous	997
Total expenses before reductions	74,707
Expense reductions	(18,928)	55,779
Net investment income		473,828
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(161)
Net increase in net assets resulting from operations		$ 473,667

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2006	Year ended August 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 473,828	$ 268,145
Net realized gain (loss)	(161)	(168)
Net increase in net assets resulting from operations	473,667	267,977
Distributions to shareholders from net investment income	(474,195)	(268,091)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	64,608,312	52,515,388
Reinvestment of distributions	467,575	265,207
Cost of shares redeemed	(64,550,629)	(51,919,337)
Net increase (decrease) in net assets and shares resulting from share transactions	525,258	861,258
Total increase (decrease) in net assets	524,730	861,144

Net Assets
Beginning of period	16,497,570	15,636,426
End of period (including distributions in excess of net investment income of $175 and distributions in excess of net investment income of $17, respectively)	$ 17,022,300	$ 16,497,570

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.028	.016	.007	.009	.014
Distributions from net investment income	(.028)	(.016)	(.007)	(.009)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.85%	1.66%	.67%	.88%	1.38%
Ratios to Average Net Assets B
Expenses before reductions	.44%	.45%	.44%	.44%	.43%
Expenses net of fee waivers, if any	.44%	.45%	.44%	.44%	.43%
Expenses net of all reductions	.33%	.38%	.43%	.42%	.39%
Net investment income	2.81%	1.65%	.67%	.87%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$ 17,022	$ 16,498	$ 15,636	$ 13,957	$ 11,728

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Capital loss carryforward	(588)

Cost for federal income tax purposes	$ 16,564,392

The tax character of distributions paid was as follows:

	August 31, 2006	August 31, 2005
Tax-exempt Income	$ 474,195	$ 268,091

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .27% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

4. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $244, $18,433 and $251, respectively.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 12, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 346 funds advised by FMR or an affiliate. Mr. McCoy oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Municipal Money Market (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Union Street Trust II. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of Municipal Money Market. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002- present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (58)

Year of Election or Appointment: 2002

Vice President of Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005- present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Douglas McGinley (41)

Year of Election or Appointment: 2006

Vice President of Municipal Money Market. Mr. McGinley is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McGinley worked as a research analyst and a portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Municipal Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Municipal Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Municipal Money Market. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Municipal Money Market. Mr. Ganis also serves as AML officer of other Fidelity funds (2006- present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Municipal Money Market. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Municipal Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Municipal Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Municipal Money Market. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Municipal Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Money Market. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of Municipal Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Municipal Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Municipal Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Money Market. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Money Market. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

During fiscal year ended 2006, 100% of the fund's income dividends was free from federal income tax, and 59.74% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on August 16, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	6,771,125,373.73	95.855
Withheld	292,789,567.15	4.145
TOTAL	7,063,914,940.88	100.000
Albert R. Gamper, Jr.
Affirmative	6,770,990,937.82	95.853
Withheld	292,924,003.06	4.147
TOTAL	7,063,914,940.88	100.000
Robert M. Gates
Affirmative	6,756,439,231.97	95.647
Withheld	307,475,708.91	4.353
TOTAL	7,063,914,940.88	100.000
George H. Heilmeier
Affirmative	6,764,990,809.66	95.768
Withheld	298,924,131.22	4.232
TOTAL	7,063,914,940.88	100.000
Edward C. Johnson 3d
Affirmative	6,742,087,994.13	95.444
Withheld	321,826,946.75	4.556
TOTAL	7,063,914,940.88	100.000
Stephen P. Jonas
Affirmative	6,760,880,298.29	95.710
Withheld	303,034,642.59	4.290
TOTAL	7,063,914,940.88	100.000
James H. KeyesB
Affirmative	6,768,230,488.07	95.814
Withheld	295,684,452.81	4.186
TOTAL	7,063,914,940.88	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	6,769,788,452.89	95.836
Withheld	294,126,487.99	4.164
TOTAL	7,063,914,940.88	100.000
Ned C. Lautenbach
Affirmative	6,761,067,874.66	95.713
Withheld	302,847,066.22	4.287
TOTAL	7,063,914,940.88	100.000
William O. McCoy
Affirmative	6,759,248,437.48	95.687
Withheld	304,666,503.40	4.313
TOTAL	7,063,914,940.88	100.000
Robert L. Reynolds
Affirmative	6,766,888,557.03	95.795
Withheld	297,026,383.85	4.205
TOTAL	7,063,914,940.88	100.000
Cornelia M. Small
Affirmative	6,770,627,922.40	95.848
Withheld	293,287,018.48	4.152
TOTAL	7,063,914,940.88	100.000
William S. Stavropoulos
Affirmative	6,754,341,796.32	95.618
Withheld	309,573,144.56	4.382
TOTAL	7,063,914,940.88	100.000
Kenneth L. Wolfe
Affirmative	6,759,338,998.43	95.688
Withheld	304,575,942.45	4.312
TOTAL	7,063,914,940.88	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Municipal Money Market Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MMM-UANN-1006
1.790909.103

Item 2. Code of Ethics

As of the end of the period, August 31, 2006, Fidelity Union Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended August 31, 2006 and August 31, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity AMT Tax-Free Money Fund, Fidelity Arizona Municipal Money Market Fund and Fidelity Municipal Money Market Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity AMT Tax-Free Money Fund	$42,000	$42,000
Fidelity Arizona Municipal Money Market Fund	$33,000	$32,000
Fidelity Municipal Money Market Fund	$85,000	$86,000
All funds in the Fidelity Group of Funds audited by PwC	$13,300,000	$11,600,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended August 31, 2006 and August 31, 2005 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Fidelity AMT Tax-Free Money Fund	$0	$0
Fidelity Arizona Municipal Money Market Fund	$0	$0
Fidelity Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended August 31, 2006 and August 31, 2005, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended August 31, 2006 and August 31, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A	2005A
Fidelity AMT Tax-Free Money Fund	$1,800	$1,700
Fidelity Arizona Municipal Money Market Fund	$1,800	$1,700
Fidelity Municipal Money Market Fund	$1,800	$1,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended August 31, 2006 and August 31, 2005, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended August 31, 2006 and August 31, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A	2005A
Fidelity AMT Tax-Free Money Fund	$3,100	$3,900
Fidelity Arizona Municipal Money Market Fund	$1,200	$1,300
Fidelity Municipal Money Market Fund	$11,700	$13,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended August 31, 2006 and August 31, 2005, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$155,000	$280,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2006 and August 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2006 and August 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2006 and August 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2006 and August 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2006 and August 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2006 and August 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended August 31, 2006 and August 31, 2005, the aggregate fees billed by PwC of $1,180,000A and $1,360,000A, B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$180,000	$300,000
Non-Covered Services	$1,000,000	$1,060,000B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 20, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 20, 2006